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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05371

Russell Investment Funds

(Exact name of registrant as specified in charter)

909 A Street, Tacoma Washington 98402

(Address of principal executive offices) (Zip code)

Greg J. Lyons, Assistant Secretary

Russell Investment Funds

909 A Street

Tacoma, Washington 98402

253-439-2406

(Name and address of agent for service)

Registrant’s telephone number, including area code:  253-572-9500

Date of fiscal year end:  December 31

Date of reporting period:  July 1, 2008 – September 30, 2008

Item 1. Schedule of Investments

2008 QUARTERLY REPORT

Russell Investment Funds

SEPTEMBER 30, 2008

FUND

Multi-Style Equity Fund

Aggressive Equity Fund

Non-U.S. Fund

Real Estate Securities Fund

Core Bond Fund

Russell Investment Funds

Russell Investment Funds is a series investment company with nine different investment portfolios referred to as Funds. This Quarterly Report reports on five of these Funds.

Russell Investment Funds

Quarterly Report

September 30, 2008 (Unaudited)

Russell Investment Funds

Copyright © Russell Investments 2008. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc. (effective June 2, 2008, the name changed from Russell Fund Distributors, Inc.), member FINRA, part of Russell Investments.

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments — September 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 92.2%
Auto and Transportation - 1.4%
Alaska Air Group, Inc. (Æ)	2,800	57
AMR Corp. (Æ)	76,710	753
Arkansas Best Corp.	1,700	57
ArvinMeritor, Inc. (Ñ)	2,500	33
Autoliv, Inc. (Ñ)	6,700	226
Con-way, Inc. (Ñ)	1,600	71
Delta Air Lines, Inc. (Æ)(Ñ)	54,769	408
General Motors Corp.	3,600	34
Genuine Parts Co.	13,858	557
Harley-Davidson, Inc. (Ñ)	9,880	369
Lear Corp. (Æ)(Ñ)	4,600	48
Skywest, Inc. (Ñ)	5,300	85
Toyota Motor Corp. - ADR	5,600	480
TRW Automotive Holdings Corp. (Æ)	8,000	127
Union Pacific Corp.	29,054	2,068
YRC Worldwide, Inc. (Æ)	4,000	48

		5,421

Consumer Discretionary - 13.1%
Activision Blizzard, Inc. (Æ)	60,540	934
Amazon.com, Inc. (Æ)(Ñ)	23,400	1,703
AnnTaylor Stores Corp. (Æ)(Ñ)	4,000	83
AutoNation, Inc. (Æ)(Ñ)	13,100	147
Avis Budget Group, Inc. (Æ)	13,500	77
Avon Products, Inc.	23,469	976
Baidu.com - ADR (Æ)	1,610	400
Barnes & Noble, Inc. (Ñ)	3,900	102
Black & Decker Corp. (Ñ)	9,600	583
Boyd Gaming Corp. (Ñ)	7,300	68
Brinker International, Inc.	44,700	800
CBS Corp. Class B (Ñ)	76,300	1,112
Choice Hotels International, Inc. (Ñ)	400	11
Clear Channel Outdoor Holdings, Inc. Class A (Æ)	84,978	1,162
Costco Wholesale Corp. (Ñ)	15,700	1,019
DIRECTV Group, Inc. (The) (Æ)	37,717	987
Eastman Kodak Co. (Ñ)	13,400	206
Electronic Arts, Inc. (Æ)	60,000	2,219
Estee Lauder Cos., Inc. (The) Class A (Ñ)	8,540	426
FTI Consulting, Inc. (Æ)	3,870	280
Gannett Co., Inc.	20,000	338
Google, Inc. Class A (Æ)	15,170	6,076
Guess ?, Inc. (Ñ)	32,780	1,140
Hearst-Argyle Television, Inc. Class A	1,000	22
Hertz Global Holdings, Inc. (Æ)(Ñ)	9,600	73
Home Depot, Inc.	26,200	678

	Principal Amount ($) or Shares	Market Value $
Intercontinental Hotels Group PLC - ADR (Ñ)	30,759	380
International Speedway Corp. Class A	1,300	51
Jack in the Box, Inc. (Æ)	1,400	30
Jarden Corp. (Æ)	2,800	66
JC Penney Co., Inc.	24,300	810
Kimberly-Clark Corp.	9,310	604
Kohl’s Corp. (Æ)	11,170	515
Limited Brands, Inc. (Ñ)	38,100	660
Lowe’s Cos., Inc.	57,600	1,365
Macy’s, Inc.	64,500	1,160
Manpower, Inc. (Ñ)	3,600	155
McDonald’s Corp.	77,300	4,769
McGraw-Hill Cos., Inc. (The)	9,800	310
Men’s Wearhouse, Inc. (The) (Ñ)	1,000	21
MGM Mirage (Æ)(Ñ)	9,990	285
New York Times Co. (The) Class C (Ñ)	7,700	110
Newell Rubbermaid, Inc.	31,200	539
News Corp. Class A	123,650	1,483
Nike, Inc. Class B	29,101	1,947
Nordstrom, Inc. (Ñ)	7,200	208
Office Depot, Inc. (Æ)(Ñ)	22,800	133
OfficeMax, Inc. (Ñ)	67,600	601
Quiksilver, Inc. (Æ)	9,700	56
Regis Corp. (Ñ)	3,600	99
Robert Half International, Inc. (Ñ)	12,500	309
RR Donnelley & Sons Co.	23,900	586
Staples, Inc.	28,580	643
Starwood Hotels & Resorts Worldwide, Inc. (Ñ)(ö)	22,400	630
Target Corp. (Ñ)	28,000	1,373
Tiffany & Co. (Ñ)	3,600	128
TJX Cos., Inc.	11,200	342
Urban Outfitters, Inc. (Æ)(Ñ)	9,060	289
Viacom, Inc. Class B (Æ)	66,800	1,659
Wal-Mart Stores, Inc.	89,300	5,348
Walt Disney Co. (The)	26,800	822
Williams-Sonoma, Inc. (Ñ)	37,900	613
Wyndham Worldwide Corp.	13,200	207

		50,928

Consumer Staples - 6.9%
Clorox Co. (Ñ)	7,480	469
Coca-Cola Co. (The)	137,000	7,245
Coca-Cola Enterprises, Inc. (Ñ)	15,200	255
Colgate-Palmolive Co.	10,900	821
ConAgra Foods, Inc. (Ñ)	19,500	379
Del Monte Foods Co.	12,600	98

Multi-Style Equity Fund	3

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments, continued — September 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Fomento Economico Mexicano SAB de CV - ADR	18,700	713
General Mills, Inc.	24,240	1,666
Hershey Co. (The) (Ñ)	24,700	977
HJ Heinz Co.	18,000	899
Hormel Foods Corp. (Ñ)	4,600	167
Lorillard, Inc.	11,100	790
Pepsi Bottling Group, Inc. (Ñ)	11,000	321
PepsiCo, Inc.	107,010	7,627
Procter & Gamble Co.	50,700	3,533
Sara Lee Corp.	29,000	366
SUPERVALU, Inc. (Ñ)	11,600	252
Tyson Foods, Inc. Class A (Ñ)	16,800	201

		26,779

Financial Services - 17.9%
Allied World Assurance Co. Holdings, Ltd.	1,000	36
Allstate Corp. (The)	2,200	101
AMB Property Corp. (ö)	8,300	376
American Capital, Ltd. (Ñ)	1,300	33
Annaly Capital Management, Inc. (ö)	27,500	370
Arch Capital Group, Ltd. (Æ)	2,200	161
Arthur J Gallagher & Co. (Ñ)	7,100	182
Bank of America Corp. (Ñ)	129,600	4,536
Bank of New York Mellon Corp. (The)	100,026	3,259
BB&T Corp. (Ñ)	12,300	465
Berkshire Hathaway, Inc. Class B (Æ)	541	2,378
Brandywine Realty Trust (ö)	10,000	160
Capital One Financial Corp. (Ñ)	37,500	1,912
CBL & Associates Properties, Inc. (ö)(Ñ)	9,200	185
Charles Schwab Corp. (The)	69,900	1,817
Chubb Corp.	21,800	1,197
Cigna Corp.	41,150	1,398
Citigroup, Inc.	73,600	1,510
City National Corp.	800	43
CNA Financial Corp. (Ñ)	3,100	81
Colonial BancGroup, Inc. (The) (Ñ)	42,700	336
Colonial Properties Trust (ö)	4,300	80
Comerica, Inc. (Ñ)	20,900	685
Commerce Bancshares, Inc.	2,800	130
Conseco, Inc. (Æ)	5,400	19
Deluxe Corp.	3,400	49
Discover Financial Services	28,900	399
Duke Realty Corp. (ö)(Ñ)	1,500	37
East West Bancorp, Inc. (Ñ)	1,400	19
Endurance Specialty Holdings, Ltd.	5,400	167
Federal National Mortgage Association	265,918	407
Fifth Third Bancorp (Ñ)	95,200	1,133

	Principal Amount ($) or Shares	Market Value $
First American Corp. (Ñ)	3,200	94
First Horizon National Corp.	11,400	107
Franklin Resources, Inc.	3,400	300
Genworth Financial, Inc. Class A	9,500	82
Goldman Sachs Group, Inc. (The) (Ñ)	31,475	4,029
Hartford Financial Services Group, Inc.	21,400	877
Hospitality Properties Trust (ö)	14,400	295
Host Hotels & Resorts, Inc. (ö)(Ñ)	86,450	1,149
Huntington Bancshares, Inc. (Ñ)	29,000	232
Infinity Property & Casualty Corp.	1,500	62
Jefferies Group, Inc. (Ñ)	36,400	815
Jones Lang LaSalle, Inc. (Ñ)	900	39
JPMorgan Chase & Co.	183,696	8,579
Keycorp (Ñ)	80,400	960
Lincoln National Corp. (Ñ)	22,300	955
M&T Bank Corp.	2,800	250
Mack-Cali Realty Corp. (ö)	3,400	115
Marsh & McLennan Cos., Inc.	14,400	457
Marshall & Ilsley Corp. (Ñ)	37,600	758
Mastercard, Inc. Class A (Ñ)	4,900	869
Mercury General Corp. (Ñ)	19,800	1,084
Merrill Lynch & Co., Inc. (Ñ)	49,100	1,242
MetLife, Inc.	24,933	1,396
Morgan Stanley	82,200	1,891
National City Corp.	8,300	15
National Financial Partners Corp. (Ñ)	1,700	25
National Penn Bancshares, Inc. (Ñ)	9,000	131
Northern Trust Corp.	1,200	87
PartnerRe, Ltd. - ADR (Ñ)	5,000	340
Paychex, Inc.	13,100	433
PNC Financial Services Group, Inc.	5,600	418
Potlatch Corp. (ö)	1,700	79
Prologis (ö)(Ñ)	9,500	392
Protective Life Corp.	26,400	753
Prudential Financial, Inc.	15,600	1,123
Regions Financial Corp. (Ñ)	40,100	385
Reinsurance Group of America, Inc. (Æ)(Ñ)	464	22
State Street Corp.	11,432	650
SunTrust Banks, Inc. (Ñ)	69,650	3,134
T Rowe Price Group, Inc. (Ñ)	11,740	631
Travelers Cos., Inc. (The)	38,100	1,722
United Rentals, Inc. (Æ)(Ñ)	4,114	63
Unum Group (Ñ)	14,400	361
US Bancorp	14,520	523
Visa, Inc. (Ñ)	14,714	903
Wells Fargo & Co. (Ñ)	70,993	2,664
Western Union Co. (The)	39,800	982
Wilmington Trust Corp. (Ñ)	37,900	1,093
WR Berkley Corp.	14,400	339

4	Multi-Style Equity Fund

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments, continued — September 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

XL Capital, Ltd. Class A (Ñ)	13,200	237
Zions Bancorporation (Ñ)	36,900	1,428

		69,231

Health Care - 13.3%
Abbott Laboratories	36,800	2,119
Alcon, Inc.	6,100	985
Alexion Pharmaceuticals, Inc. (Æ)(Ñ)	11,440	450
Allergan, Inc. (Ñ)	27,300	1,406
AMERIGROUP Corp. (Æ)	7,200	182
AmerisourceBergen Corp. Class A	5,700	215
Amgen, Inc. (Æ)	22,400	1,328
Baxter International, Inc.	32,740	2,149
Bristol-Myers Squibb Co.	28,300	590
Centene Corp. (Æ)(Ñ)	1,900	39
Charles River Laboratories International, Inc. (Æ)	7,670	426
Covidien, Ltd.	25,800	1,387
CVS/Caremark Corp.	156,480	5,267
Eli Lilly & Co.	4,000	176
Express Scripts, Inc. Class A (Æ)	14,600	1,078
Forest Laboratories, Inc. (Æ)	13,400	379
Gilead Sciences, Inc. (Æ)(Ñ)	95,940	4,373
Health Management Associates, Inc. Class A (Æ)(Ñ)	7,100	29
Health Net, Inc. (Æ)(Ñ)	9,100	215
Human Genome Sciences, Inc. (Æ)(Ñ)	68,600	436
Illumina, Inc. (Æ)	7,980	323
Intuitive Surgical, Inc. (Æ)(Ñ)	6,590	1,588
Invitrogen Corp. (Æ)(Ñ)	25,200	952
Johnson & Johnson	51,400	3,561
King Pharmaceuticals, Inc. (Æ)	16,400	157
Magellan Health Services, Inc. (Æ)	2,800	115
Merck & Co., Inc.	20,900	660
Mylan, Inc. (Æ)(Ñ)	86,700	990
Owens & Minor, Inc. (Ñ)	1,600	78
Pfizer, Inc.	126,400	2,331
Savient Pharmaceuticals, Inc. (Æ)(Ñ)	28,700	428
Schering-Plough Corp.	225,950	4,173
Sequenom, Inc. (Æ)(Ñ)	23,200	617
St. Jude Medical, Inc. (Æ)	16,028	697
Stericycle, Inc. (Æ)	6,520	384
Stryker Corp. (Ñ)	28,400	1,769
Teva Pharmaceutical Industries, Ltd. - ADR (Ñ)	18,800	861
Thermo Fisher Scientific, Inc. (Æ)	55,590	3,057
United Therapeutics Corp. (Æ)(Ñ)	3,100	326
Vertex Pharmaceuticals, Inc. (Æ)	37,400	1,243

	Principal Amount ($) or Shares	Market Value $
WellPoint, Inc. (Æ)	8,100	379
Wyeth	96,300	3,557

		51,475

Integrated Oils - 4.0%
BP PLC - ADR	17,100	858
Chevron Corp.	13,700	1,130
ConocoPhillips	30,300	2,220
Exxon Mobil Corp.	20,300	1,577
Hess Corp.	10,300	845
Marathon Oil Corp.	128,750	5,133
Occidental Petroleum Corp. (Ñ)	56,100	3,952

		15,715

Materials and Processing - 6.2%
Acuity Brands, Inc. (Ñ)	9,500	397
Agrium, Inc.	10,700	600
Albany International Corp. Class A	2,400	66
Alcoa, Inc.	39,900	901
Archer-Daniels-Midland Co. (Ñ)	17,200	377
Ashland, Inc.	25,317	740
Avery Dennison Corp.	12,800	569
Barrick Gold Corp.	24,668	906
Bemis Co., Inc. (Ñ)	17,900	469
Bunge, Ltd. (Ñ)	5,300	335
Cabot Corp. (Ñ)	18,600	591
Celanese Corp. Class A	25,000	698
Century Aluminum Co. (Æ)(Ñ)	1,400	39
Ceradyne, Inc. (Æ)	800	29
Commercial Metals Co. (Ñ)	3,600	61
Cytec Industries, Inc.	5,300	206
Domtar Corp. (Æ)	33,600	155
Dow Chemical Co. (The)	13,400	426
EI Du Pont de Nemours & Co.	58,950	2,376
Energizer Holdings, Inc. (Æ)(Ñ)	7,700	620
Fluor Corp. (Ñ)	25,800	1,437
HB Fuller Co.	5,000	104
Hecla Mining Co. (Æ)	8,700	41
International Paper Co. (Ñ)	107,273	2,808
Lubrizol Corp.	10,200	440
Masco Corp. (Ñ)	85,800	1,539
Monsanto Co. (Ñ)	31,370	3,105
NCI Building Systems, Inc. (Æ)(Ñ)	1,100	35
OM Group, Inc. (Æ)(Ñ)	3,200	72
PolyOne Corp. (Æ)	4,000	26
Potash Corp. of Saskatchewan	4,300	568
PPG Industries, Inc.	7,200	420
Precision Castparts Corp.	11,600	914

Multi-Style Equity Fund	5

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments, continued — September 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

RTI International Metals, Inc. (Æ)	1,900	37
Sherwin-Williams Co. (The) (Ñ)	5,240	300
Smurfit-Stone Container Corp. (Æ)(Ñ)	11,100	52
Steel Dynamics, Inc. (Ñ)	11,100	190
URS Corp. (Æ)(Ñ)	6,000	220
Valspar Corp. (Ñ)	22,000	490
Weyerhaeuser Co. (Ñ)	11,000	666

		24,025

Miscellaneous - 2.2%
Brunswick Corp. (Ñ)	22,300	285
Fortune Brands, Inc. (Ñ)	6,400	367
General Electric Co.	192,794	4,916
Honeywell International, Inc.	20,500	852
Johnson Controls, Inc.	33,400	1,013
SPX Corp.	2,620	202
Textron, Inc.	31,950	936

		8,571

Other Energy - 5.3%
Anadarko Petroleum Corp.	9,500	461
Apache Corp.	9,500	991
Baker Hughes, Inc.	22,500	1,362
BJ Services Co. (Ñ)	7,900	151
Cabot Oil & Gas Corp. (Ñ)	32,900	1,189
Cameron International Corp. (Æ)(Ñ)	43,190	1,664
Chesapeake Energy Corp. (Ñ)	17,400	624
Cimarex Energy Co. (Ñ)	7,200	352
Devon Energy Corp. (Ñ)	39,399	3,593
Dynegy, Inc. Class A (Æ)(Ñ)	36,500	131
EXCO Resources, Inc. (Æ)	1,400	23
Halliburton Co.	102,210	3,310
National Oilwell Varco, Inc. (Æ)	12,100	608
Peabody Energy Corp.	9,400	423
Schlumberger, Ltd.	35,440	2,767
Southwestern Energy Co. (Æ)	10,500	321
Sunoco, Inc.	23,000	818
Transocean, Inc. (Æ)	4,900	538
Unit Corp. (Æ)	1,200	60
Valero Energy Corp.	24,640	747
XTO Energy, Inc.	8,100	377

		20,510

Producer Durables - 4.3%
American Tower Corp. Class A (Æ)	12,100	435
Applied Materials, Inc.	201,600	3,050
Caterpillar, Inc. (Ñ)	6,500	387
Centex Corp. (Ñ)	10,300	167

	Principal Amount ($) or Shares	Market Value $
Crane Co.	1,200	36
Deere & Co.	4,980	247
DR Horton, Inc.	9,200	120
Emerson Electric Co.	68,500	2,794
Herman Miller, Inc. (Ñ)	5,300	130
Illinois Tool Works, Inc.	8,800	391
Lam Research Corp. (Æ)(Ñ)	12,060	380
Lexmark International, Inc. Class A (Æ)(Ñ)	6,600	215
Lockheed Martin Corp.	25,695	2,818
Northrop Grumman Corp.	13,000	787
NVR, Inc. (Æ)(Ñ)	860	492
Parker Hannifin Corp.	10,099	535
Pentair, Inc. (Ñ)	6,030	208
Pitney Bowes, Inc.	14,100	469
Plantronics, Inc. (Ñ)	1,200	27
Pulte Homes, Inc. (Ñ)	17,100	239
Rockwell Collins, Inc.	3,400	163
Ryland Group, Inc. (Ñ)	1,900	50
Sunpower Corp. (Æ)	7,761	536
Terex Corp. (Æ)	5,700	174
United Technologies Corp.	27,900	1,676

		16,526

Technology - 13.6%
ADC Telecommunications, Inc. (Æ)(Ñ)	13,200	111
Adobe Systems, Inc. (Æ)	11,700	462
Amphenol Corp. Class A	50,115	2,012
Apple, Inc. (Æ)	37,460	4,258
Avnet, Inc. (Æ)	3,000	74
Broadcom Corp. Class A (Æ)(Ñ)	29,610	552
Cisco Systems, Inc. (Æ)	232,650	5,249
Computer Sciences Corp. (Æ)	3,000	121
Corning, Inc.	34,600	541
Emulex Corp. (Æ)	3,000	32
F5 Networks, Inc. (Æ)(Ñ)	18,790	439
First Solar, Inc. (Æ)(Ñ)	6,910	1,305
Garmin, Ltd. (Ñ)	22,700	770
General Dynamics Corp.	24,113	1,775
Hewlett-Packard Co. (Ñ)	180,338	8,339
Ingram Micro, Inc. Class A (Æ)	8,900	143
Intel Corp. (Ñ)	102,100	1,912
International Business Machines Corp.	20,710	2,422
Jabil Circuit, Inc. (Ñ)	25,400	242
Juniper Networks, Inc. (Æ)(Ñ)	85,470	1,801
Linear Technology Corp.	63,595	1,950
Maxim Integrated Products, Inc. (Ñ)	80,300	1,453
Microsoft Corp.	32,300	862
Motorola, Inc.	93,100	665

6	Multi-Style Equity Fund

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments, continued — September 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

NetApp, Inc. (Æ)(Ñ)	24,500	447
QUALCOMM, Inc.	159,219	6,842
Research In Motion, Ltd. (Æ)	14,495	990
Rockwell Automation, Inc.	22,900	855
Salesforce.com, Inc. (Æ)(Ñ)	9,560	463
Scansource, Inc. (Æ)(Ñ)	1,500	43
Seagate Technology	54,400	659
Seagate Technology, Inc. (Æ)	2,300	—
Siemens AG - ADR	7,030	660
Sun Microsystems, Inc. (Æ)	24,900	189
SunPower Corp. Class A (Æ)(Ñ)	4,930	350
Symantec Corp. (Æ)	26,400	517
Tellabs, Inc. (Æ)(Ñ)	34,800	141
Texas Instruments, Inc.	59,550	1,280
Tyco Electronics, Ltd.	48,939	1,354
Unisys Corp. (Æ)	1,800	5
Vishay Intertechnology, Inc. (Æ)	14,300	95
Xilinx, Inc. (Ñ)	16,850	395

		52,775

Utilities - 4.0%
ACE, Ltd.	38,950	2,108
AGL Resources, Inc.	16,400	515
American Electric Power Co., Inc.	11,600	430
Aqua America, Inc. (Ñ)	34,500	613
AT&T, Inc.	77,561	2,166
Atmos Energy Corp.	1,800	48
Avista Corp.	2,500	54
CenturyTel, Inc. (Ñ)	10,500	385
Comcast Corp. Class A	19,660	386
Consolidated Edison, Inc. (Ñ)	10,200	438
DTE Energy Co.	9,600	385
Duke Energy Corp.	28,700	500
Embarq Corp.	600	24
Exelon Corp.	4,300	269
Frontier Communications Corp. (Ñ)	64,500	742
Integrys Energy Group, Inc. (Ñ)	3,600	180
New Jersey Resources Corp.	3,600	129
Nicor, Inc. (Ñ)	5,400	240
NII Holdings, Inc. (Æ)	10,290	390
NiSource, Inc.	41,400	611
Northwest Natural Gas Co. (Ñ)	1,500	78
NSTAR (Ñ)	1,500	50
Otter Tail Corp.	2,100	65
Pepco Holdings, Inc. (Ñ)	14,000	321
Pinnacle West Capital Corp. (Ñ)	9,600	330

	Principal Amount ($) or Shares	Market Value $
PNM Resources, Inc.	1,500	15
Portland General Electric Co.	1,900	45
Progress Energy, Inc. - CVO (Æ)(ß)	1,300	—
Qwest Communications International, Inc. (Ñ)	43,800	141
Southern Co.	6,200	234
Southwest Gas Corp. (Ñ)	2,900	88
TECO Energy, Inc. (Ñ)	16,700	263
Verizon Communications, Inc.	34,400	1,104
Vodafone Group PLC - ADR	83,750	1,851
WGL Holdings, Inc. (Ñ)	5,500	178

		15,376

Total Common Stocks
(cost $380,861)		357,332

Short-Term Investments - 5.1%
Russell Investment Company Money Market Fund	18,035,000	18,035
United States Treasury Bills (ž)(§) 1.915% due 12/18/08	1,600	1,600

Total Short-Term Investments
(cost $19,635)		19,635

Other Securities - 21.9%
State Street Securities Lending Quality Trust (×)	84,939,708	84,940

Total Other Securities
(cost $84,940)		84,940

Total Investments - 119.2%
(identified cost $485,436)		461,907

Other Assets and Liabilities, Net - (19.2%)		(74,339)

Net Assets - 100.0%		387,568

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of the financial statements.

Multi-Style Equity Fund	7

Russell Investment Funds

Multi-Style Equity Fund

Schedule of Investments, continued — September 30, 2008 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Russell 1000 Index	7	USD	2,221	12/08	(130)
Russell 1000 Mini Index (CME)	2	USD	127	12/08	(8)
S&P 500 E-Mini Index (CME)	66	USD	3,858	12/08	(214)
S&P 500 Index (CME)	44	USD	12,859	12/08	(248)
S&P Midcap 400 E-Mini Index (CME)	130	USD	9,494	12/08	(619)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(1,219)

See accompanying notes which are an integral part of the financial statements.

8	Multi-Style Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments — September 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 92.4%
Auto and Transportation - 3.6%
Accuride Corp. (Æ)(Ñ)	248	—
American Axle & Manufacturing Holdings, Inc. (Ñ)	32	—
AMR Corp. (Æ)(Ñ)	22,200	218
Arctic Cat, Inc. (Ñ)	1,800	16
Arkansas Best Corp. (Ñ)	8,922	301
ArvinMeritor, Inc. (Ñ)	5,800	76
Autoliv, Inc. (Ñ)	2,932	99
BorgWarner, Inc. (Ñ)	6,689	219
Con-way, Inc. (Ñ)	3,900	172
Cooper Tire & Rubber Co. (Ñ)	50,800	437
DHT Maritime, Inc. (Ñ)	4,300	29
Dynamex, Inc. (Æ)(Ñ)	700	20
Excel Maritime Carriers, Ltd. (Ñ)	3,637	55
Expeditors International of Washington, Inc. (Ñ)	5,041	176
FreightCar America, Inc. (Ñ)	2,000	58
Genesee & Wyoming, Inc. Class A (Æ)(Ñ)	4,732	178
Global Ship Lease, Inc. (Ñ)	16,100	103
Goodyear Tire & Rubber Co. (The) (Æ)(Ñ)	8,400	129
Greenbrier Cos., Inc.	2,200	43
Hawaiian Holdings, Inc. (Æ)(Ñ)	2,310	21
Kansas City Southern (Æ)(Ñ)	8,750	388
Kirby Corp. (Æ)(Ñ)	16,454	624
Lear Corp. (Æ)(Ñ)	10,200	107
Old Dominion Freight Line, Inc. (Æ)(Ñ)	178	5
Oshkosh Corp. (Ñ)	165	2
Pacer International, Inc. (Ñ)	10,188	168
PHI, Inc. (Æ)(Ñ)	5,284	195
Polaris Industries, Inc. (Ñ)	3,462	157
Saia, Inc. (Æ)	2,300	31
Skywest, Inc. (Ñ)	29,204	467
Standard Motor Products, Inc.	33	—
Stoneridge, Inc. (Æ)(Ñ)	1,600	18
Strattec Security Corp.	7,970	211
Superior Industries International, Inc. (Ñ)	12,240	234
TRW Automotive Holdings Corp. (Æ)(Ñ)	11,379	181
Ultrapetrol Bahamas, Ltd. (Æ)(Ñ)	4,300	34
US Airways Group, Inc. (Æ)	13,400	81
UTi Worldwide, Inc.	11,801	201
Visteon Corp. (Æ)(Ñ)	5,500	13
Wabash National Corp. (Ñ)	2,800	26
Wabtec Corp.	12,010	615
Werner Enterprises, Inc. (Ñ)	10,201	221
YRC Worldwide, Inc. (Æ)(Ñ)	13,513	162

		6,491

	Principal Amount ($) or Shares	Market Value $
Consumer Discretionary - 15.7%
4Kids Entertainment, Inc. (Æ)(Ñ)	55,840	394
99 Cents Only Stores (Æ)(Ñ)	37,185	408
Aaron Rents, Inc. (Ñ)	7,200	195
Abercrombie & Fitch Co. Class A (Ñ)	2,127	84
Activision Blizzard, Inc. (Æ)	6,600	102
Administaff, Inc. (Ñ)	842	23
Advance Auto Parts, Inc.	8,911	353
Aeropostale, Inc. (Æ)(Ñ)	8,800	283
AFC Enterprises (Æ)(Ñ)	2,925	21
Allied Waste Industries, Inc. (Æ)(Ñ)	8,193	91
American Public Education, Inc. (Æ)(Ñ)	6,300	304
American Woodmark Corp.	800	18
Ameristar Casinos, Inc. (Ñ)	28,096	399
AnnTaylor Stores Corp. (Æ)(Ñ)	9,136	189
Apollo Group, Inc. Class A (Æ)	6,465	383
Asbury Automotive Group, Inc.	7,300	84
AutoNation, Inc. (Æ)(Ñ)	8,600	97
Avis Budget Group, Inc. (Æ)(Ñ)	13,500	78
Bally Technologies, Inc. (Æ)(Ñ)	2,200	67
Bebe Stores, Inc. (Ñ)	26,200	256
Big Lots, Inc. (Æ)(Ñ)	5,562	155
BJ’s Wholesale Club, Inc. (Æ)(Ñ)	5,179	201
Black & Decker Corp. (Ñ)	346	21
Blockbuster, Inc. Class A (Æ)(Ñ)	34,500	71
Blyth, Inc. (Ñ)	1,000	11
Brightpoint, Inc. (Æ)(Ñ)	18,395	132
Brink’s Co. (The)	1,271	78
Brown Shoe Co., Inc. (Ñ)	19,198	314
Buckle, Inc. (The) (Ñ)	4,100	228
Build-A-Bear Workshop, Inc. Class A (Æ)	3,900	28
Capella Education Co. (Æ)(Ñ)	3,430	147
Career Education Corp. (Æ)(Ñ)	9,780	160
Carter’s, Inc. (Æ)(Ñ)	5,529	109
CBRL Group, Inc. (Ñ)	9,800	258
CDI Corp. (Ñ)	1,100	25
Central European Distribution Corp. (Æ)	1,900	86
Central European Media Enterprises, Ltd. Class A (Æ)(Ñ)	2,906	190
Charming Shoppes, Inc. (Æ)(Ñ)	8,848	43
Chemed Corp.	156	6
Cherokee, Inc.	700	15
Churchill Downs, Inc. (Ñ)	5,000	245
Cintas Corp.	3,869	111
Circuit City Stores, Inc.	29,300	22
CKE Restaurants, Inc. (Ñ)	19,103	203
Columbia Sportswear Co. (Ñ)	3,300	138
Conn’s, Inc. (Æ)(Ñ)	500	9
Consolidated Graphics, Inc. (Æ)	1,200	36

Aggressive Equity Fund	9

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — September 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Copart, Inc. (Æ)	17,788	676
Cornell Cos., Inc. (Æ)(Ñ)	4,800	130
Corrections Corp. of America (Æ)(Ñ)	35,949	893
CRA International, Inc. (Æ)(Ñ)	411	11
CSS Industries, Inc.	2,000	51
Deckers Outdoor Corp. (Æ)(Ñ)	90	9
DeVry, Inc. (Ñ)	9,249	458
Dice Holdings, Inc. (Æ)(Ñ)	2,009	14
Dillard’s, Inc. Class A (Ñ)	19,300	228
Domino’s Pizza, Inc. (Æ)	2,100	26
DreamWorks Animation SKG, Inc. Class A (Æ)(Ñ)	3,260	103
Dress Barn, Inc. (Æ)(Ñ)	3,969	61
DSW, Inc. Class A (Æ)(Ñ)	2,100	29
Earthlink, Inc. (Æ)	36,400	309
Ethan Allen Interiors, Inc. (Ñ)	5,297	148
Expedia, Inc. (Æ)(Ñ)	3,177	48
EZCORP, Inc. Class A (Æ)	15,200	286
Finish Line (The) Class A (Ñ)	10,200	102
Foot Locker, Inc. (Ñ)	10,078	163
Fred’s, Inc. Class A (Ñ)	5,500	78
FTI Consulting, Inc. (Æ)(Ñ)	6,400	462
Furniture Brands International, Inc. (Ñ)	3,700	39
GameStop Corp. Class A (Æ)	11,091	379
Gannett Co., Inc. (Ñ)	6,700	113
Genesco, Inc. (Æ)(Ñ)	3,413	114
Geo Group, Inc. (The) (Æ)(Ñ)	14,343	290
Gray Television, Inc. (Ñ)	13,800	24
Group 1 Automotive, Inc. (Ñ)	4,400	96
Harte-Hanks, Inc. (Ñ)	857	9
Hasbro, Inc. (Ñ)	5,665	197
Heidrick & Struggles International, Inc. (Ñ)	3,678	111
Helen of Troy, Ltd. (Æ)(Ñ)	15,900	362
Hewitt Associates, Inc. Class A (Æ)	12,830	468
Hibbett Sports, Inc. (Æ)(Ñ)	1,713	34
Hooker Furniture Corp. (Ñ)	1,300	23
HOT Topic, Inc. (Æ)(Ñ)	8,300	55
HSN, Inc. (Æ)(Ñ)	561	6
Idearc, Inc. (Ñ)	6,500	8
IKON Office Solutions, Inc. (Ñ)	21,437	365
Infospace, Inc. (Ñ)	685	7
Insight Enterprises, Inc. (Æ)(Ñ)	6,800	91
Interval Leisure Group, Inc. (Æ)(Ñ)	561	6
Isle of Capri Casinos, Inc. (Æ)(Ñ)	3,300	30
ITT Educational Services, Inc. (Æ)(Ñ)	6,118	495
Jarden Corp. (Æ)	5,900	138
Journal Communications, Inc. Class A (Ñ)	8,000	39

	Principal Amount ($) or Shares	Market Value $
K12, Inc. (Æ)(Ñ)	4,100	109
Kelly Services, Inc. Class A (Ñ)	4,400	84
Kenneth Cole Productions, Inc. Class A (Ñ)	10,929	161
Lakeland Industries, Inc. (Æ)	18,181	235
LECG Corp. (Æ)	102	1
Lee Enterprises, Inc.	1,100	4
Leggett & Platt, Inc. (Ñ)	3,849	84
LIN TV Corp. Class A (Æ)(Ñ)	5,600	29
Liz Claiborne, Inc. (Ñ)	23,800	391
LKQ Corp. (Æ)(Ñ)	21,595	366
LS Starrett Co.	4,234	78
Maidenform Brands, Inc. (Æ)(Ñ)	2,518	37
Manpower, Inc. (Ñ)	2,507	108
Marcus Corp.	500	8
McClatchy Co. Class A	1,200	5
Media General, Inc. Class A (Ñ)	10,671	133
Men’s Wearhouse, Inc. (The) (Ñ)	9,200	195
Meredith Corp. (Ñ)	3,082	86
MPS Group, Inc. (Æ)	2,800	28
MWI Veterinary Supply, Inc. (Æ)(Ñ)	100	4
Navigant Consulting, Inc. (Æ)(Ñ)	2,766	55
Net 1 UEPS Technologies, Inc. (Æ)(Ñ)	4,661	104
NetEase.com, Inc. - ADR (Æ)(Ñ)	4,200	96
New York & Co., Inc. (Æ)(Ñ)	4,000	38
New York Times Co. (The) Class A (Ñ)	1,000	14
Nu Skin Enterprises, Inc. Class A (Ñ)	4,300	70
NutriSystem, Inc. (Ñ)	2,182	39
O’Charleys, Inc.	14,999	131
O’Reilly Automotive, Inc. (Æ)	15,791	423
Office Depot, Inc. (Æ)(Ñ)	37,400	218
OfficeMax, Inc. (Ñ)	29,300	260
On Assignment, Inc. (Æ)	17,200	136
Pantry, Inc. (The) (Æ)(Ñ)	4,400	93
Parlux Fragrances, Inc. (Æ)(Ñ)	33,729	173
PC Connection, Inc. (Æ)	2,000	13
PF Chang’s China Bistro, Inc. (Æ)(Ñ)	1,000	24
Phillips-Van Heusen Corp. (Ñ)	1,587	60
Pier 1 Imports, Inc. (Æ)	2,200	9
Playboy Enterprises, Inc. Class B (Æ)(Ñ)	764	3
Pool Corp. (Ñ)	10,100	236
Prestige Brands Holdings, Inc. (Æ)	22,580	201
priceline.com, Inc. (Æ)(Ñ)	3,842	263
RadioShack Corp. (Ñ)	8,939	154
Red Lion Hotels Corp. (Æ)	20,420	164
Red Robin Gourmet Burgers, Inc. (Æ)(Ñ)	1,000	27
Rent-A-Center, Inc. Class A (Æ)	9,050	202
Republic Services, Inc. Class A (Ñ)	8,900	267
Revlon, Inc. Class A (Æ)(Ñ)	1,110	17

10	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — September 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Ross Stores, Inc.	15,468	569
RR Donnelley & Sons Co. (Ñ)	2,126	52
Ruby Tuesday, Inc. (Æ)(Ñ)	8,300	48
Rush Enterprises, Inc. Class A (Æ)	3,412	44
Rush Enterprises, Inc. Class B (Æ)	122	2
Scholastic Corp. (Ñ)	4,623	119
School Specialty, Inc. (Æ)(Ñ)	643	20
Sealy Corp. (Æ)(Ñ)	4,100	27
Shoe Carnival, Inc. (Æ)(Ñ)	1,400	23
Sinclair Broadcast Group, Inc. Class A (Ñ)	5,400	27
Skechers U.S.A., Inc. Class A (Æ)	1,669	28
Sohu.com, Inc. (Æ)(Ñ)	2,876	160
Sonic Automotive, Inc. Class A (Ñ)	24,600	208
Speedway Motorsports, Inc. (Ñ)	2,500	49
Spherion Corp. (Æ)	2,900	14
Stanley Works (The) (Ñ)	811	34
Stein Mart, Inc. (Ñ)	3,700	14
Stewart Enterprises, Inc. Class A (Ñ)	21,000	165
Strayer Education, Inc. (Ñ)	1,650	330
Talbots, Inc. (Ñ)	1,758	23
Tech Data Corp. (Æ)	8,895	266
Tempur-Pedic International, Inc. (Ñ)	15,000	176
thinkorswim Group, Inc. (Æ)(Ñ)	13,900	116
Ticketmaster (Æ)(Ñ)	184	2
Toro Co. (Ñ)	593	25
Tractor Supply Co. (Æ)(Ñ)	2,801	118
Tuesday Morning Corp. (Æ)	7,200	30
Tween Brands, Inc. (Æ)	9,306	91
United Online, Inc. (Ñ)	65,987	621
United Rentals, Inc. (Æ)(Ñ)	14,808	226
United Stationers, Inc. (Æ)(Ñ)	2,700	129
Universal Electronics, Inc. (Æ)	599	15
Urban Outfitters, Inc. (Æ)(Ñ)	22,560	719
Valassis Communications, Inc. (Æ)	1,200	10
VeriSign, Inc. (Æ)(Ñ)	12,191	318
VistaPrint, Ltd. (Æ)(Ñ)	9,445	310
Warnaco Group, Inc. (The) (Æ)	6,640	301
Waste Connections, Inc. (Æ)	20,053	688
Watson Wyatt Worldwide, Inc. Class A (Ñ)	6,945	345
WESCO International, Inc. (Æ)(Ñ)	3,708	119
Wet Seal, Inc. (The) Class A (Æ)(Ñ)	62,817	228
Williams-Sonoma, Inc. (Ñ)	13,700	222
WMS Industries, Inc. (Æ)(Ñ)	10,856	332
Wolverine World Wide, Inc. (Ñ)	9,200	243
Wyndham Worldwide Corp.	3,700	58

		27,955

Consumer Staples - 2.1%
B&G Foods, Inc. Class A (Ñ)	18,240	130
Casey’s General Stores, Inc. (Ñ)	2,798	84

	Principal Amount ($) or Shares	Market Value $
Chiquita Brands International, Inc. (Æ)(Ñ)	13,983	221
Church & Dwight Co., Inc. (Ñ)	9,674	601
Constellation Brands, Inc. Class A (Æ)(Ñ)	5,673	122
Del Monte Foods Co.	44,603	348
Diamond Foods, Inc.	4,469	125
Fresh Del Monte Produce, Inc. (Æ)	7,900	175
Green Mountain Coffee Roasters, Inc. (Æ)(Ñ)	7,950	313
J&J Snack Foods Corp.	3,700	126
Lance, Inc. (Ñ)	13,000	295
Monterey Gourmet Foods, Inc. (Æ)	125,695	245
Nash Finch Co. (Ñ)	1,194	52
NBTY, Inc. (Æ)(Ñ)	5,408	160
Renesola, Ltd. - ADR (Æ)(Ñ)	11,600	122
Sanderson Farms, Inc. (Ñ)	200	7
Schweitzer-Mauduit International, Inc. (Ñ)	2,700	51
SUPERVALU, Inc. (Ñ)	2,450	53
Tootsie Roll Industries, Inc. (Ñ)	6,134	177
Weis Markets, Inc.	6,151	222
Winn-Dixie Stores, Inc. (Æ)(Ñ)	1,000	14

		3,643

Energy - 0.0%
TXCO Resources, Inc. (Æ)	3,500	35

Financial Services - 16.1%
Advance America Cash Advance Centers, Inc. (Ñ)	8,872	27
Affiliated Managers Group, Inc. (Æ)(Ñ)	9,024	748
Alexander’s, Inc. (Æ)(ö)(Ñ)	9	4
Alexandria Real Estate Equities, Inc. (ö)(Ñ)	604	68
Alliance Data Systems Corp. (Æ)(Ñ)	6,490	411
Allied Capital Corp. (Ñ)	25,029	270
Allied World Assurance Co. Holdings, Ltd. (Ñ)	5,400	192
Amcore Financial, Inc. (Ñ)	1,000	9
American Capital, Ltd. (Ñ)	1,200	31
American Financial Group, Inc.	8,016	236
Amerisafe, Inc. (Æ)(Ñ)	6,917	126
Amtrust Financial Services, Inc. (Ñ)	8,360	114
Anchor Bancorp Wisconsin, Inc. (Ñ)	2,500	18
Annaly Capital Management, Inc. (ö)	12,200	164
Anthracite Capital, Inc. (ö)(Ñ)	15,800	85
Anworth Mortgage Asset Corp. (ö)	28,600	169
Apartment Investment & Management Co. Class A (ö)	648	23
Arbor Realty Trust, Inc. (ö)(Ñ)	4,700	47
Arch Capital Group, Ltd. (Æ)	8,100	592

Aggressive Equity Fund	11

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — September 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Ares Capital Corp. (Ñ)	14,090	147
Arthur J Gallagher & Co. (Ñ)	8,500	218
Ashford Hospitality Trust, Inc. (ö)(Ñ)	9,100	37
Asset Acceptance Capital Corp. (Æ)(Ñ)	2,400	25
Astoria Financial Corp. (Ñ)	7,100	147
Bancfirst Corp.	1,000	48
Banco Latinoamericano de Exportaciones SA Class E	4,800	69
Bancorp, Inc. (Æ)(Ñ)	3,818	19
Bancorpsouth, Inc. (Ñ)	11,243	316
Bank of Hawaii Corp. (Ñ)	6,367	340
Bank of the Ozarks, Inc. (Ñ)	2,183	59
BioMed Realty Trust, Inc. (ö)(Ñ)	4,808	127
BOK Financial Corp. (Ñ)	144	7
Brandywine Realty Trust (ö)	15,500	248
Broadridge Financial Solutions, Inc. (Ñ)	7,585	117
Calamos Asset Management, Inc. Class A (Ñ)	4,300	77
Capital City Bank Group, Inc.	600	19
Capitol Bancorp, Ltd. (Ñ)	2,600	51
Capitol Federal Financial (Ñ)	595	26
CapLease, Inc. (ö)	4,100	32
Capstead Mortgage Corp. (ö)	19,274	211
Cash America International, Inc.	3,763	136
Cathay General Bancorp (Ñ)	8,300	198
Cedar Shopping Centers, Inc. (ö)(Ñ)	2,000	26
Center Financial Corp. (Ñ)	2,050	26
Central Pacific Financial Corp. (Ñ)	6,500	109
Citizens Republic Bancorp, Inc. (Ñ)	14,900	46
City Holding Co. (Ñ)	1,700	72
CNA Surety Corp. (Æ)(Ñ)	2,540	42
Cohen & Steers, Inc. (Ñ)	18	1
Colonial BancGroup, Inc. (The) (Ñ)	19,500	153
Colonial Properties Trust (ö)(Ñ)	8,200	153
Columbia Banking System, Inc.	2,400	43
Commerce Bancshares, Inc. (Ñ)	4,586	213
Community Bank System, Inc. (Ñ)	2,734	69
Community Trust Bancorp, Inc. (Ñ)	1,000	34
Conseco, Inc. (Æ)	18,600	65
Cullen/Frost Bankers, Inc. (Ñ)	3,053	183
Cybersource Corp. (Æ)(Ñ)	17,150	276
Delphi Financial Group, Inc. Class A (Ñ)	17,929	503
Deluxe Corp. (Ñ)	44,822	645
Dime Community Bancshares (Ñ)	1,188	18
Downey Financial Corp. (Ñ)	4,200	12
Eaton Vance Corp. (Ñ)	3,219	113
Education Realty Trust, Inc. (ö)(Ñ)	1,900	21
Electro Rent Corp. (Ñ)	24,137	324

	Principal Amount ($) or Shares	Market Value $
EMC Insurance Group, Inc. (Ñ)	900	27
Employers Holdings, Inc. (Ñ)	5,600	97
Encore Capital Group, Inc. (Æ)	1,700	23
Endurance Specialty Holdings, Ltd.	7,600	235
Equity Lifestyle Properties, Inc. (ö)(Ñ)	485	26
Evercore Partners, Inc. Class A (Ñ)	17,100	307
FBL Financial Group, Inc. Class A (Ñ)	1,800	50
Federated Investors, Inc. Class B (Ñ)	4,920	142
FelCor Lodging Trust, Inc. (ö)(Ñ)	11,200	80
First American Corp.	9,300	274
First Cash Financial Services, Inc. (Æ)	5,211	78
First Community Bancshares, Inc. (Ñ)	400	15
First Financial Bancorp (Ñ)	3,100	45
First Financial Bankshares, Inc. (Ñ)	2,089	108
First Horizon National Corp. (Ñ)	21,500	201
First Marblehead Corp. (The) (Ñ)	3,000	7
First Midwest Bancorp, Inc.	8,800	213
First Place Financial Corp. (Ñ)	1,600	21
FirstFed Financial Corp. (Æ)(Ñ)	3,200	25
Flagstar Bancorp, Inc. (Ñ)	28,700	86
Flushing Financial Corp. (Ñ)	8,449	148
Franklin Street Properties Corp. (ö)(Ñ)	17,450	227
GAMCO Investors, Inc. Class A (Ñ)	800	47
GFI Group, Inc. (Ñ)	6,595	31
Glimcher Realty Trust (ö)(Ñ)	5,800	61
Gramercy Capital Corp. (ö)(Ñ)	460	1
Green Bankshares, Inc. (Ñ)	2,000	47
Greenhill & Co., Inc. (Ñ)	2,227	164
H&E Equipment Services, Inc. (Æ)(Ñ)	3,200	31
Hallmark Financial Services (Æ)(Ñ)	835	8
Hanmi Financial Corp. (Ñ)	8,230	42
Hanover Insurance Group, Inc. (The)	2,300	105
Harleysville Group, Inc. (Ñ)	2,000	76
HCC Insurance Holdings, Inc.	1,350	36
Health Care REIT, Inc. (ö)(Ñ)	5,827	310
Heartland Payment Systems, Inc. (Ñ)	2,140	55
Hercules Technology Growth Capital, Inc. (Ñ)	34,600	336
Hersha Hospitality Trust (ö)	1,400	10
Horace Mann Educators Corp.	9,200	118
Hospitality Properties Trust (ö)(Ñ)	13,100	269
HRPT Properties Trust (ö)(Ñ)	24,518	169
Huntington Bancshares, Inc. (Ñ)	33,300	266
Hypercom Corp. (Æ)	84,817	338
IAC/InterActiveCorp (Æ)	1,520	26
Independent Bank Corp. (Ñ)	2,300	14
Independent Bank Corp. (Ñ)	200	6
Infinity Property & Casualty Corp.	1,400	58

12	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — September 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

infoGROUP, Inc. (Ñ)	3,315	22
Interactive Data Corp.	3,438	87
Intersections, Inc. (Æ)	27,069	220
Invesco, Ltd. (Ñ)	17,129	359
Investors Bancorp, Inc. (Æ)	8,800	132
IPC Holdings, Ltd. (Ñ)	5,500	166
Janus Capital Group, Inc. (Ñ)	4,497	109
Jefferies Group, Inc. (Ñ)	14,700	329
JER Investment Trust, Inc. (Æ)(Å)	9,200	44
Kite Realty Group Trust (ö)(Ñ)	2,000	22
Knight Capital Group, Inc. Class A (Æ)	34,920	519
LaBranche & Co., Inc. (Æ)	17,700	80
LTC Properties, Inc. (ö)(Ñ)	4,235	124
Mack-Cali Realty Corp. (ö)	3,100	105
MainSource Financial Group, Inc. (Ñ)	6,000	118
MarketAxess Holdings, Inc. (Æ)	1,600	13
Meadowbrook Insurance Group, Inc.	5,485	39
MF Global, Ltd. (Æ)(Ñ)	5,400	23
Mid-America Apartment Communities, Inc. (ö)(Ñ)	980	48
Midwest Banc Holdings, Inc. (Ñ)	10,187	41
MVC Capital, Inc.	1,000	15
Nasdaq OMX Group (The) (Æ)(Ñ)	7,541	231
National City Corp. (Ñ)	2,200	4
National Financial Partners Corp. (Ñ)	4,600	69
National Interstate Corp. (Ñ)	326	8
National Penn Bancshares, Inc. (Ñ)	18,659	272
National Retail Properties, Inc. (ö)(Ñ)	10,704	256
Nationwide Health Properties, Inc. (ö)	3,702	133
Navigators Group, Inc. (Æ)	2,582	150
NBT Bancorp, Inc.	400	12
New York Community Bancorp, Inc. (Ñ)	97	2
NewAlliance Bancshares, Inc.	110	2
NorthStar Realty Finance Corp. (ö)(Ñ)	24,564	190
Old National Bancorp (Ñ)	8,026	161
Old Second Bancorp, Inc. (Ñ)	800	15
Omega Healthcare Investors, Inc. (ö)(Ñ)	6,463	127
OneBeacon Insurance Group, Ltd. Class A (Ñ)	3,500	74
optionsXpress Holdings, Inc.	5,726	111
Oriental Financial Group, Inc.	8,600	154
Oritani Financial Corp. (Æ)(Ñ)	887	15
Pacific Capital Bancorp NA (Ñ)	4,800	98
PacWest Bancorp (Ñ)	4,300	123
Parkway Properties, Inc. (ö)(Ñ)	3,400	129
PartnerRe, Ltd. (Ñ)	4,900	334
PennantPark Investment Corp. (Ñ)	21,276	158
Pennsylvania Real Estate Investment Trust (ö)(Ñ)	1,000	19

	Principal Amount ($) or Shares	Market Value $
Penson Worldwide, Inc. (Æ)(Ñ)	8,400	116
Permian Basin Royalty Trust (Ñ)	16,900	393
Philadelphia Consolidated Holding Co. (Æ)	3,421	200
Piper Jaffray Cos. (Æ)(Ñ)	12,510	541
Platinum Underwriters Holdings, Ltd.	9,000	319
PMA Capital Corp. Class A (Æ)(Ñ)	1,700	15
PMI Group, Inc. (The) (Ñ)	15,700	46
Post Properties, Inc. (ö)(Ñ)	4,600	129
Potlatch Corp. (ö)(Ñ)	5,767	268
Protective Life Corp.	7,800	222
Provident Bankshares Corp. (Ñ)	8,000	78
Pzena Investment Management, Inc. (Ñ)	19,800	188
Radian Group, Inc.	12,100	61
Raymond James Financial, Inc. (Ñ)	5,185	171
Rayonier, Inc. (ö)(Ñ)	230	11
Reinsurance Group of America, Inc. Class A (Ñ)	2,700	146
RenaissanceRe Holdings, Ltd.	3,600	187
S1 Corp. (Æ)	17,500	107
Sanders Morris Harris Group, Inc.	521	4
Sandy Spring Bancorp, Inc. (Ñ)	1,700	38
Santander BanCorp (Ñ)	1,900	21
SCBT Financial Corp. (Ñ)	608	23
SeaBright Insurance Holdings, Inc. (Æ)	1,700	22
SEI Investments Co.	4,406	98
Senior Housing Properties Trust (ö)(Ñ)	8,100	193
Southside Bancshares, Inc. (Ñ)	1,200	30
Southwest Bancorp, Inc. (Ñ)	2,000	35
StanCorp Financial Group, Inc.	8,781	457
Sterling Bancorp (Ñ)	6,500	94
Stewart Information Services Corp.	4,700	140
Stifel Financial Corp. (Æ)(Ñ)	3,137	157
Strategic Hotels & Resorts, Inc. (ö)(Ñ)	10,900	82
Sun Bancorp, Inc. (Æ)(Ñ)	1,575	21
Sunstone Hotel Investors, Inc. (ö)(Ñ)	10,500	142
SVB Financial Group (Æ)	1,047	61
SY Bancorp, Inc. (Ñ)	900	28
Synovus Financial Corp. (Ñ)	25,800	267
Texas Capital Bancshares, Inc. (Æ)(Ñ)	11,910	247
Tompkins Financial Corp. (Ñ)	600	30
TradeStation Group, Inc. (Æ)	526	5
Transatlantic Holdings, Inc.	1,004	55
Tree.com, Inc. (Æ)(Ñ)	93	—
Trustmark Corp. (Ñ)	6,100	127
U-Store-It Trust (ö)(Ñ)	10,000	123
UDR, Inc. (ö)(Ñ)	5,300	139
United America Indemnity, Ltd. Class A (Æ)(Ñ)	2,000	28

Aggressive Equity Fund	13

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — September 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

United Western Bancorp, Inc.	5,600	70
Universal American Corp. (Æ)(Ñ)	7,500	91
Validus Holdings, Ltd.	10,500	244
Ventas, Inc. (ö)(Ñ)	3,973	196
ViewPoint Financial Group	10,200	178
Waddell & Reed Financial, Inc. Class A	12,293	304
Washington Federal, Inc. (Ñ)	8,158	151
Webster Financial Corp. (Ñ)	16,300	412
WesBanco, Inc. (Ñ)	2,200	59
West Coast Bancorp (Ñ)	2,500	37
Westamerica Bancorporation (Ñ)	1,000	58
Wilmington Trust Corp. (Ñ)	16,524	476
Wilshire Bancorp, Inc. (Ñ)	15,700	191
Wintrust Financial Corp. (Ñ)	1,000	29
World Acceptance Corp. (Æ)(Ñ)	870	31
WR Berkley Corp. (Ñ)	2,474	58
Zenith National Insurance Corp.	12,800	469
Zions Bancorporation (Ñ)	900	35

		28,630

Health Care - 12.4%
Affymetrix, Inc. (Æ)(Ñ)	43,827	339
Albany Molecular Research, Inc. (Æ)(Ñ)	10,500	190
Alexion Pharmaceuticals, Inc. (Æ)(Ñ)	1,800	71
Alkermes, Inc. (Æ)(Ñ)	6,300	84
Alnylam Pharmaceuticals, Inc. (Æ)(Ñ)	1,956	57
American Medical Systems Holdings, Inc. (Æ)(Ñ)	2,143	38
AMERIGROUP Corp. Class A (Æ)(Ñ)	7,500	189
Analogic Corp. (Ñ)	4,210	210
Angiodynamics, Inc. (Æ)	1,526	24
Assisted Living Concepts, Inc. (Æ)(Ñ)	4,731	30
athenahealth, Inc. (Æ)(Ñ)	2,700	90
Bio-Rad Laboratories, Inc. Class A (Æ)	2,541	252
BioScrip, Inc. (Æ)	94,437	281
Bruker Corp. (Æ)(Ñ)	5,700	76
Candela Corp. (Æ)	108,629	266
Capital Senior Living Corp. (Æ)(Ñ)	4,903	37
Caraco Pharmaceutical Laboratories, Ltd. (Æ)	16	—
Cardiac Science Corp. (Æ)	5,989	62
Centene Corp. (Æ)	15,656	321
Cephalon, Inc. (Æ)(Ñ)	2,072	161
Charles River Laboratories International, Inc. (Æ)	5,981	332
Computer Programs & Systems, Inc.	3,500	101
Corvel Corp. (Æ)	1,153	33
Covance, Inc. (Æ)(Ñ)	5,980	529

	Principal Amount ($) or Shares	Market Value $
Cubist Pharmaceuticals, Inc. (Æ)(Ñ)	905	20
Datascope Corp. (Ñ)	2,008	104
DaVita, Inc. (Æ)	8,334	475
Depomed, Inc. (Æ)(Ñ)	2,767	10
Emergent Biosolutions, Inc. (Æ)(Ñ)	300	4
Endo Pharmaceuticals Holdings, Inc. (Æ)(Ñ)	6,604	132
eResearchTechnology, Inc. (Æ)(Ñ)	27,502	328
Gen-Probe, Inc. (Æ)	6,180	328
Gentiva Health Services, Inc. (Æ)	3,000	81
Haemonetics Corp. (Æ)(Ñ)	4,326	267
Hanger Orthopedic Group, Inc. (Æ)(Ñ)	1,400	24
Harvard Bioscience, Inc. (Æ)(Ñ)	37,566	175
Health Management Associates, Inc. Class A (Æ)(Ñ)	9,435	39
Health Net, Inc. (Æ)	5,000	118
HealthExtras, Inc. (Æ)	11,154	291
Healthsouth Corp. (Æ)(Ñ)	2,938	54
Healthspring, Inc. (Æ)(Ñ)	23,423	496
Henry Schein, Inc. (Æ)(Ñ)	352	19
Hill-Rom Holdings, Inc. (Ñ)	5,187	157
HMS Holdings Corp. (Æ)(Ñ)	19,452	466
Hologic, Inc. (Æ)	11,961	231
Humana, Inc. (Æ)	2,700	111
Icon PLC - ADR (Æ)	9,290	355
Illumina, Inc. (Æ)(Ñ)	36,062	1,462
Immucor, Inc. (Æ)	20,474	654
Intuitive Surgical, Inc. (Æ)	12	3
Invitrogen Corp. (Æ)(Ñ)	5,700	215
Isis Pharmaceuticals, Inc. (Æ)(Ñ)	7,607	128
Kendle International, Inc. (Æ)(Ñ)	4,550	203
Kensey Nash Corp. (Æ)(Ñ)	4,119	130
Kindred Healthcare, Inc. (Æ)	6,186	171
Kinetic Concepts, Inc. (Æ)(Ñ)	2,906	83
King Pharmaceuticals, Inc. (Æ)(Ñ)	66,057	633
LHC Group, Inc. (Æ)(Ñ)	2,461	70
Lincare Holdings, Inc. (Æ)	12,843	386
Luminex Corp. (Æ)(Ñ)	11,600	290
Magellan Health Services, Inc. (Æ)	8,037	330
Martek Biosciences Corp. (Æ)(Ñ)	1,547	49
Masimo Corp. (Æ)(Ñ)	15,320	570
Medcath Corp. (Æ)(Ñ)	80	1
Medical Action Industries, Inc. (Æ)	667	9
Medicis Pharmaceutical Corp. Class A (Ñ)	5,475	82
Mentor Corp. (Ñ)	8,700	208
Merit Medical Systems, Inc. (Æ)	18,527	348
Molina Healthcare, Inc. (Æ)(Ñ)	6,426	199
Myriad Genetics, Inc. (Æ)(Ñ)	3,400	221

14	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — September 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Nabi Biopharmaceuticals (Æ)	16,900	79
Natus Medical, Inc. (Æ)(Ñ)	15,650	355
NPS Pharmaceuticals, Inc. (Æ)	11,971	85
NuVasive, Inc. (Æ)(Ñ)	7,677	379
Odyssey HealthCare, Inc. (Æ)(Ñ)	3,000	30
Omnicare, Inc. (Ñ)	13,031	375
Orthofix International NV (Æ)	2,600	48
OSI Pharmaceuticals, Inc. (Æ)(Ñ)	3,250	160
Par Pharmaceutical Cos., Inc. (Æ)	6,400	79
Parexel International Corp. (Æ)	10,614	304
Patterson Cos., Inc. (Æ)	16,020	487
PDL BioPharma, Inc. (Ñ)	5,025	47
Pediatrix Medical Group, Inc. (Æ)(Ñ)	7,607	410
Perrigo Co. (Ñ)	12,583	484
Pharmaceutical Product Development, Inc.	3,300	136
PharMerica Corp. (Æ)	6,000	135
Phase Forward, Inc. (Æ)(Ñ)	10,640	222
Psychiatric Solutions, Inc. (Æ)(Ñ)	20,487	777
Quality Systems, Inc. (Ñ)	3,400	144
RehabCare Group, Inc. (Æ)(Ñ)	4,300	78
Res-Care, Inc. (Æ)	3,483	63
Retractable Technologies, Inc. (Æ)	72,750	102
Sirona Dental Systems, Inc. (Æ)(Ñ)	4,199	98
Somanetics Corp. (Æ)(Ñ)	300	7
SonoSite, Inc. (Æ)(Ñ)	1,780	56
Stericycle, Inc. (Æ)	10,410	613
STERIS Corp.	6,376	240
SurModics, Inc. (Æ)(Ñ)	270	9
Techne Corp. (Æ)	7,764	560
Thoratec Corp. (Æ)(Ñ)	7,900	207
Triple-S Management Corp. Class B (Æ)(Ñ)	900	15
VCA Antech, Inc. (Æ)(Ñ)	6,570	194
Viropharma, Inc. (Æ)(Ñ)	12,351	162
Watson Pharmaceuticals, Inc. Class B (Æ)(Ñ)	13,410	382

		22,025

Integrated Oils - 0.1%
Energy XXI (Bermuda) Ltd. (Æ)	14,500	44
Vaalco Energy, Inc. (Æ)(Ñ)	29,000	198

		242

Materials and Processing - 9.0%
AbitibiBowater, Inc. (Æ)	8,700	34
Aceto Corp.	21,207	203
Airgas, Inc.	8,662	430
AM Castle & Co. (Ñ)	3,170	55
Andersons, Inc. (The) (Ñ)	1,900	67

	Principal Amount ($) or Shares	Market Value $
Apogee Enterprises, Inc. (Ñ)	378	6
Ashland, Inc.	8,107	237
Barnes Group, Inc. (Ñ)	14,800	299
Beacon Roofing Supply, Inc. (Æ)(Ñ)	6,695	105
BlueLinx Holdings, Inc. (Æ)	232	1
Brady Corp. Class A (Ñ)	1,933	68
Buckeye Technologies, Inc. (Æ)(Ñ)	8,200	67
Cabot Corp. (Ñ)	24,320	773
Calgon Carbon Corp. (Æ)(Ñ)	1,681	34
Carpenter Technology Corp.	3,126	80
Celanese Corp. Class A	13,076	365
Century Aluminum Co. (Æ)	5,396	149
Ceradyne, Inc. (Æ)	3,700	136
CF Industries Holdings, Inc. (Ñ)	1,800	165
Chemtura Corp. (Ñ)	69,410	316
Cleveland-Cliffs, Inc.	3,080	163
Coeur d’Alene Mines Corp. (Æ)(Ñ)	125,629	192
Comfort Systems USA, Inc.	9,800	131
Corn Products International, Inc. (Ñ)	2,740	88
Cytec Industries, Inc.	5,900	230
Domtar Corp. (Æ)(Ñ)	52,691	242
Drew Industries, Inc. (Æ)(Ñ)	2,700	46
DuPont Fabros Technology, Inc. (ö)(Ñ)	13,600	207
Dycom Industries, Inc. (Æ)	10,383	135
Eastman Chemical Co. (Ñ)	8	—
EMCOR Group, Inc. (Æ)(Ñ)	24,258	638
Encore Wire Corp. (Ñ)	4,600	83
Energizer Holdings, Inc. (Æ)(Ñ)	5,412	436
Energy Conversion Devices, Inc. (Æ)(Ñ)	4,200	245
EnerSys (Æ)(Ñ)	7,570	149
ENGlobal Corp. (Æ)	5,700	76
Ennis, Inc.	5,400	83
Ferro Corp. (Ñ)	3,642	73
FMC Corp.	9,133	469
Georgia Gulf Corp. (Ñ)	2,500	6
Gibraltar Industries, Inc. (Ñ)	18,100	339
Glatfelter (Ñ)	23,000	311
GrafTech International, Ltd. (Æ)(Ñ)	2,672	40
Greif, Inc. Class A	800	52
Haynes International, Inc. (Æ)	4,390	206
HB Fuller Co.	6,900	144
Hecla Mining Co. (Æ)	13,200	62
Hercules, Inc. (Ñ)	3,852	76
IAMGOLD Corp.	54,544	307
Innophos Holdings, Inc.	3,799	93
Innospec, Inc. (Ñ)	5,294	64
Insituform Technologies, Inc. Class A (Æ)(Ñ)	17,625	264
Insteel Industries, Inc. (Ñ)	665	9

Aggressive Equity Fund	15

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — September 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Jacobs Engineering Group, Inc. (Æ)	5,500	299
John Bean Technologies Corp. (Æ)(Ñ)	5,581	71
Kaiser Aluminum Corp. (Ñ)	5,559	239
KapStone Paper and Packaging Corp. (Æ)(Ñ)	1,000	6
KBR, Inc.	2,459	38
Koppers Holdings, Inc. (Ñ)	2,607	98
LB Foster Co. Class A (Æ)	2,107	64
Lennox International, Inc. (Ñ)	4,024	134
LSB Industries, Inc. (Æ)(Ñ)	445	6
LSI Industries, Inc. (Ñ)	3,616	30
Lubrizol Corp. (Ñ)	1,311	57
Lumber Liquidators, Inc. (Æ)(Ñ)	3,200	40
Lundin Mining Corp. (Æ)	55,370	165
Lydall, Inc. (Æ)	10,793	104
McDermott International, Inc. (Æ)	17,057	436
MeadWestvaco Corp. (Ñ)	4,484	104
Mercer International, Inc. (Æ)(Ñ)	2,100	8
Michael Baker Corp. (Æ)	1,000	35
Myers Industries, Inc. (Ñ)	18,000	227
Nalco Holding Co.	7,727	143
Neenah Paper, Inc. (Ñ)	10,900	216
NewMarket Corp. (Ñ)	45	2
Olympic Steel, Inc. (Ñ)	3,300	97
OM Group, Inc. (Æ)(Ñ)	14,183	319
Owens Corning, Inc. (Æ)(Ñ)	13	—
Owens-Illinois, Inc. (Æ)	5,750	169
Penn Virginia GP Holdings, LP	272	6
Perini Corp. (Æ)	4,900	126
Quanta Services, Inc. (Æ)(Ñ)	22,004	594
Reliance Steel & Aluminum Co. (Ñ)	3,005	114
Richmont Mines, Inc. (Æ)(Ñ)	3,994	8
Rockwood Holdings, Inc. (Æ)	529	14
RTI International Metals, Inc. (Æ)(Ñ)	3,100	61
Schnitzer Steel Industries, Inc. Class A (Ñ)	2,700	106
Shaw Group, Inc. (The) (Æ)	3,044	94
Sigma-Aldrich Corp. (Ñ)	4,200	220
Silgan Holdings, Inc.	607	31
Sims Group, Ltd. - ADR (Ñ)	10,438	241
Sonoco Products Co.	4,608	137
Spartech Corp.	2,400	24
Standard Register Co. (The) (Ñ)	2,100	21
Symyx Technologies (Æ)(Ñ)	32,954	327
Temple-Inland, Inc. (Ñ)	23,700	362
Terra Industries, Inc. (Ñ)	3,156	93
Tredegar Corp.	3,226	57
Trimas Corp. (Æ)(Ñ)	848	6
Universal Forest Products, Inc. (Ñ)	3,100	108

	Principal Amount ($) or Shares	Market Value $
URS Corp. (Æ)(Ñ)	16,619	609
US Concrete, Inc. (Æ)(Ñ)	4,200	19
Valspar Corp. (Ñ)	6,887	153
Xerium Technologies, Inc. (Ñ)	28,988	187

		16,074

Miscellaneous - 1.1%
Carlisle Cos., Inc. (Ñ)	16,500	495
Castlepoint Holdings, Ltd. (Æ)(Å)	30,900	344
Compass Diversified Holdings (Ñ)	229	3
Foster Wheeler, Ltd. (Æ)	3,394	123
Kaman Corp. Class A	10,300	293
Lancaster Colony Corp. (Ñ)	7,500	283
Teleflex, Inc.	4,715	299
Walter Industries, Inc. Class A	3,233	153

		1,993

Other Energy - 7.9%
Allis-Chalmers Energy, Inc. (Æ)(Ñ)	3,081	39
Arena Resources, Inc. (Æ)(Ñ)	4,160	162
Atlas America, Inc.	4,549	155
Atwood Oceanics, Inc. (Æ)(Ñ)	21,675	789
Berry Petroleum Co. Class A (Ñ)	5,666	219
Brigham Exploration Co. (Æ)(Ñ)	29,044	319
Bronco Drilling Co., Inc. (Æ)(Ñ)	14,458	148
Cabot Oil & Gas Corp.	3,400	123
Callon Petroleum Co. (Æ)(Ñ)	2,222	40
Cameron International Corp. (Æ)(Ñ)	8,310	320
CARBO Ceramics, Inc. (Ñ)	5,260	271
Carrizo Oil & Gas, Inc. (Æ)	5,000	181
Cimarex Energy Co.	16,238	794
Clayton Williams Energy, Inc. (Æ)(Ñ)	640	45
Complete Production Services, Inc. (Æ)	7,756	156
Comstock Resources, Inc. (Æ)(Ñ)	771	39
Concho Resources, Inc. (Æ)(Ñ)	8,578	237
Continental Resources, Inc. (Æ)(Ñ)	12,680	497
Core Laboratories NV (Ñ)	2,198	223
Dawson Geophysical Co. (Æ)	500	23
Denbury Resources, Inc. (Æ)(Ñ)	9,328	178
Dril-Quip, Inc. (Æ)	12,372	537
Dynegy, Inc. Class A (Æ)	4,300	15
Encore Acquisition Co. (Æ)(Ñ)	2,313	97
Endeavour International Corp. (Æ)(Ñ)	9,525	13
Energy Partners, Ltd. (Æ)(Ñ)	8,032	70
EXCO Resources, Inc. (Æ)	38,850	634
Exterran Holdings, Inc. (Æ)(Ñ)	6,322	202
FMC Technologies, Inc. (Æ)(Ñ)	3,852	179
Forest Oil Corp. (Æ)	3,160	157

16	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — September 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Foundation Coal Holdings, Inc.	2,366	84
Frontier Oil Corp.	8,300	153
Geokinetics, Inc. (Æ)	15,755	299
GMX Resources, Inc. (Æ)(Ñ)	3,050	146
Gran Tierra Energy, Inc. (Æ)(Ñ)	8,690	32
Grey Wolf, Inc. (Æ)(Ñ)	33,455	260
Gulf Island Fabrication, Inc. (Ñ)	3,900	134
Helmerich & Payne, Inc.	1,500	65
Hercules Offshore, Inc. (Æ)(Ñ)	5,327	81
Holly Corp. (Ñ)	2,900	84
Hornbeck Offshore Services, Inc. (Æ)(Ñ)	14,174	547
Hugoton Royalty Trust (Ñ)	13,952	374
International Coal Group, Inc. (Æ)(Ñ)	16,541	103
JA Solar Holdings Co., Ltd. - ADR (Æ)(Ñ)	17,250	183
Key Energy Services, Inc. (Æ)	3,339	39
Mariner Energy, Inc. (Æ)(Ñ)	20,575	422
Matrix Service Co. (Æ)	1,938	37
McMoRan Exploration Co. (Æ)(Ñ)	2,036	48
Meridian Resource Corp. (Æ)	4,900	9
Newfield Exploration Co. (Æ)(Ñ)	10,740	344
Newpark Resources (Æ)(Ñ)	35,000	256
Oceaneering International, Inc. (Æ)(Ñ)	7,436	396
Oil States International, Inc. (Æ)	3,000	106
Parker Drilling Co. (Æ)	10,700	86
Patterson-UTI Energy, Inc. (Ñ)	600	12
Penn Virginia Corp.	3,530	189
PetroHawk Energy Corp. (Æ)	3,918	85
Rosetta Resources, Inc. (Æ)(Ñ)	9,920	182
Rowan Cos., Inc. (Ñ)	100	3
Sabine Royalty Trust (Ñ)	2,000	112
Stone Energy Corp. (Æ)(Ñ)	10,568	447
Superior Energy Services, Inc. (Æ)(Ñ)	25,138	783
Swift Energy Co. (Æ)	3,200	124
Targa Resources Partners, LP	9,942	169
Union Drilling, Inc. (Æ)(Ñ)	1,300	14
Unit Corp. (Æ)	12,725	634
W&T Offshore, Inc. (Ñ)	3,352	91

		13,995

Producer Durables - 7.0%
Actuant Corp. Class A (Ñ)	4,514	114
Aerovironment, Inc. (Æ)(Ñ)	6,500	208
AGCO Corp. (Æ)	13,767	587
Alliant Techsystems, Inc. (Æ)(Ñ)	323	30
Ametek, Inc. (Ñ)	5,800	236
AO Smith Corp.	4,400	172
Applied Biosystems, Inc.	1,703	58
Argon ST, Inc. (Æ)(Ñ)	5,800	136

	Principal Amount ($) or Shares	Market Value $
ATMI, Inc. (Æ)	467	8
AZZ, Inc. (Æ)(Ñ)	4,600	190
Beazer Homes USA, Inc. (Æ)(Ñ)	9,200	55
Belden, Inc. (Ñ)	506	16
Bucyrus International, Inc. Class A (Ñ)	4,772	213
Canadian Solar, Inc. (Æ)(Ñ)	9,800	191
Cascade Corp. (Ñ)	2,100	92
Centex Corp. (Ñ)	25,500	413
Chart Industries, Inc. (Æ)(Ñ)	8,566	245
Cognex Corp. (Ñ)	3,133	63
Cohu, Inc. (Ñ)	9,200	146
CommScope, Inc. (Æ)(Ñ)	4,920	170
Covanta Holding Corp. (Æ)(Ñ)	1,484	35
Crane Co.	2,936	87
CTS Corp. (Ñ)	4,700	60
Donaldson Co., Inc. (Ñ)	7,160	300
DR Horton, Inc. (Ñ)	21,900	285
Ducommun, Inc.	1,900	45
DXP Enterprises, Inc. (Æ)(Ñ)	2,300	123
Electro Scientific Industries, Inc. (Æ)	33,209	472
EnPro Industries, Inc. (Æ)(Ñ)	2,600	97
Esterline Technologies Corp. (Æ)(Ñ)	2,911	115
Federal Signal Corp. (Ñ)	16,200	222
Flowserve Corp. (Ñ)	3,950	351
Gardner Denver, Inc. (Æ)	2,500	87
GenTek, Inc. (Æ)(Ñ)	762	20
GT Solar International, Inc. (Æ)(Ñ)	3,900	42
Hardinge, Inc.	1,400	18
Herman Miller, Inc. (Ñ)	8,472	207
HNI Corp. (Ñ)	493	12
Hovnanian Enterprises, Inc. Class A (Æ)(Ñ)	16,543	132
Hubbell, Inc. Class B (Ñ)	3,311	116
Hurco Cos., Inc. (Æ)	200	6
InterDigital, Inc. (Æ)(Ñ)	2,309	56
Itron, Inc. (Æ)(Ñ)	4,907	434
Joy Global, Inc. (Ñ)	11,474	518
Kimball International, Inc. Class B (Ñ)	36,861	398
Lexmark International, Inc. Class A (Æ)(Ñ)	15,742	513
Lincoln Electric Holdings, Inc.	2,028	130
MasTec, Inc. (Æ)(Ñ)	18,400	245
MDC Holdings, Inc. (Ñ)	489	18
NVR, Inc. (Æ)(Ñ)	529	303
Orbital Sciences Corp. (Æ)	2,244	54
Park-Ohio Holdings Corp. (Æ)(Ñ)	1,100	20
Perceptron, Inc. (Æ)	40,269	220
Photronics, Inc. (Æ)	3,700	7
Plantronics, Inc. (Ñ)	9,940	224
Powerwave Technologies, Inc. (Æ)(Ñ)	17,000	67

Aggressive Equity Fund	17

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — September 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Pulte Homes, Inc. (Ñ)	17,146	240
Ritchie Bros Auctioneers, Inc. (Ñ)	16,635	389
Robbins & Myers, Inc. (Ñ)	8,572	265
SBA Communications Corp. Class A (Æ)(Ñ)	12,861	333
Standex International Corp.	57	2
Steelcase, Inc. Class A (Ñ)	4,762	51
Sun Hydraulics Corp. (Ñ)	1,700	44
Suntech Power Holdings Co., Ltd. - ADR (Æ)(Ñ)	7,579	272
Technitrol, Inc. (Ñ)	24,900	368
Tecumseh Products Co. Class A (Æ)(Ñ)	7,290	183
Thermadyne Holdings Corp. (Æ)	3,951	66
Thomas & Betts Corp. (Æ)	100	4
Ultra Clean Holdings (Æ)	1,000	5
Ultratech, Inc. (Æ)(Ñ)	3,024	37
Varian Semiconductor Equipment Associates, Inc. (Æ)(Ñ)	11,585	291
Waters Corp. (Æ)	5,674	330
Woodward Governor Co. (Ñ)	4,100	145
Zygo Corp. (Æ)	1,100	14

		12,421

Technology - 12.8%
3Com Corp. (Æ)(Ñ)	60,700	141
Adaptec, Inc. (Æ)(Ñ)	81,700	268
ADC Telecommunications, Inc. (Æ)(Ñ)	17,000	144
Adtran, Inc. (Ñ)	6,100	119
Affiliated Computer Services, Inc. Class A (Æ)	8,500	430
Amkor Technology, Inc. (Æ)(Ñ)	31,500	201
Amphenol Corp. Class A	17,245	692
Ansys, Inc. (Æ)(Ñ)	16,876	639
Applied Micro Circuits Corp. (Æ)(Ñ)	18,300	109
Arrow Electronics, Inc. (Æ)	11,250	295
AsiaInfo Holdings, Inc. (Æ)(Ñ)	731	7
Autodesk, Inc. (Æ)(Ñ)	9,986	335
Avnet, Inc. (Æ)(Ñ)	14,429	355
Avocent Corp. (Æ)(Ñ)	3,661	75
AVX Corp. (Ñ)	17,500	178
Benchmark Electronics, Inc. (Æ)(Ñ)	22,600	318
Blackboard, Inc. (Æ)(Ñ)	8,440	340
BMC Software, Inc. (Æ)	4,472	128
Bookham, Inc. (Æ)(Ñ)	5,800	7
Cadence Design Systems, Inc. (Æ)(Ñ)	7,773	53
Celestica, Inc. (Æ)(Ñ)	18,350	118
Ciber, Inc. (Æ)	24,800	173
Cognizant Technology Solutions Corp. Class A (Æ)	6,300	144

	Principal Amount ($) or Shares	Market Value $
Compuware Corp. (Æ)(Ñ)	25,700	249
COMSYS IT Partners, Inc. (Æ)(Ñ)	1,500	15
Concur Technologies, Inc. (Æ)(Ñ)	11,122	426
Conexant Systems, Inc. (Æ)	14,200	57
Constant Contact, Inc. (Æ)(Ñ)	8,950	153
Cray, Inc. (Æ)(Ñ)	4,344	23
CSG Systems International, Inc. (Æ)(Ñ)	17,786	312
Cubic Corp. (Ñ)	4,700	116
Daktronics, Inc.	261	4
Digital River, Inc. (Æ)(Ñ)	4,001	130
Double-Take Software, Inc. (Æ)(Ñ)	6,131	61
DRS Technologies, Inc.	383	29
Emulex Corp. (Æ)(Ñ)	10,100	108
Equinix, Inc. (Æ)(Ñ)	2,240	156
Extreme Networks (Æ)(Ñ)	1,508	5
F5 Networks, Inc. (Æ)(Ñ)	8,705	204
First Solar, Inc. (Æ)(Ñ)	650	123
Flextronics International, Ltd. (Æ)(Ñ)	32,010	227
Flir Systems, Inc. (Æ)(Ñ)	11,980	460
Hutchinson Technology, Inc. (Æ)	3,600	42
II-VI, Inc. (Æ)	124	5
Imation Corp. (Ñ)	2,617	59
Informatica Corp. (Æ)	17,030	221
Ingram Micro, Inc. Class A (Æ)	25,346	407
Integral Systems, Inc. (Æ)(Ñ)	8,100	168
Integrated Device Technology, Inc. (Æ)	53,537	417
International Rectifier Corp. (Æ)	19,233	366
Interwoven, Inc. (Æ)(Ñ)	8,500	120
Jabil Circuit, Inc.	17,200	164
JDA Software Group, Inc. (Æ)(Ñ)	4,100	62
Kemet Corp. (Æ)(Ñ)	8,000	11
LSI Corp. (Æ)(Ñ)	4,891	26
LTX-Credence Corp. (Æ)(Ñ)	44,034	77
Mantech International Corp. Class A (Æ)(Ñ)	3,850	228
MEMC Electronic Materials, Inc. (Æ)	3,260	92
Mentor Graphics Corp. (Æ)(Ñ)	26,317	299
Methode Electronics, Inc.	2,900	26
Micrel, Inc. (Ñ)	49,290	447
Microchip Technology, Inc.	9,615	283
Micros Systems, Inc. (Æ)(Ñ)	26,439	705
Microsemi Corp. (Æ)(Ñ)	19,629	500
MicroStrategy, Inc. Class A (Æ)(Ñ)	1,790	107
Monolithic Power Systems, Inc. (Æ)(Ñ)	17,800	309
NAM TAI Electronics, Inc.	32,400	265
National Semiconductor Corp. (Ñ)	6,697	115
NCR Corp. (Æ)	11,441	252
Ness Technologies, Inc. (Æ)(Ñ)	14,900	171
Netezza Corp. (Æ)	8,550	91

18	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — September 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Netlogic Microsystems, Inc. (Æ)(Ñ)	23,220	702
Nice Systems, Ltd. - ADR (Æ)	29,463	803
Omniture, Inc. (Æ)(Ñ)	11,530	212
Oplink Communications, Inc. (Æ)	22	—
OSI Systems, Inc. (Æ)(Ñ)	12,417	292
Parametric Technology Corp. (Æ)(Ñ)	1,139	21
PerkinElmer, Inc.	20,159	503
Perot Systems Corp. Class A (Æ)	1,080	19
QLogic Corp. (Æ)(Ñ)	14,000	215
Quantum Corp. (Æ)(Ñ)	17,500	18
Rackspace Hosting, Inc. (Æ)(Ñ)	20,001	195
SAIC, Inc. (Æ)(Ñ)	18,940	383
Sanmina-SCI Corp. (Æ)(Ñ)	90,700	127
Secure Computing Corp. (Æ)	42	—
Silicon Image, Inc. (Æ)(Ñ)	10,668	57
Skyworks Solutions, Inc. (Æ)(Ñ)	9,300	78
Solera Holdings, Inc. (Æ)	11,730	337
Standard Microsystems Corp. (Æ)(Ñ)	164	4
SunPower Corp. Class A (Æ)(Ñ)	2,500	177
Sybase, Inc. (Æ)(Ñ)	21,132	647
Sycamore Networks, Inc. (Æ)	11,300	36
Synaptics, Inc. (Æ)(Ñ)	1,940	59
Syniverse Holdings, Inc. (Æ)	35,420	588
SYNNEX Corp. (Æ)(Ñ)	5,600	125
Synopsys, Inc. (Æ)(Ñ)	6,829	136
Tellabs, Inc. (Æ)(Ñ)	57,700	234
Teradata Corp. (Æ)	2,522	49
Tier Technologies, Inc. Class B (Æ)	46,317	344
Trimble Navigation, Ltd. (Æ)(Ñ)	9,278	240
TriQuint Semiconductor, Inc. (Æ)(Ñ)	26,016	125
TTM Technologies, Inc. (Æ)(Ñ)	5,751	57
Tyler Technologies, Inc. (Æ)(Ñ)	5,800	88
Unisys Corp. (Æ)	29,708	82
Verint Systems, Inc. (Æ)	6,711	112
Vignette Corp. (Æ)(Ñ)	5,904	63
Vishay Intertechnology, Inc. (Æ)	67,169	445
Vocus, Inc. (Æ)(Ñ)	11,902	404
Volterra Semiconductor Corp. (Æ)(Ñ)	10,800	137
White Electronic Designs Corp. (Æ)	96,057	480
Zebra Technologies Corp. Class A (Æ)	2,205	61
Zoran Corp. (Æ)(Ñ)	1,631	13

		22,830

Utilities - 4.6%
AGL Resources, Inc.	11,263	353
Alliant Energy Corp.	10,861	350
Atlantic Tele-Network, Inc. (Ñ)	1,600	45
Atmos Energy Corp.	10,331	275

	Principal Amount ($) or Shares	Market Value $
Avista Corp. (Ñ)	19,900	432
California Water Service Group (Ñ)	4,200	162
CenturyTel, Inc. (Ñ)	24,362	893
Cleco Corp. (Ñ)	18,627	470
CMS Energy Corp. (Ñ)	13,600	170
El Paso Electric Co. (Æ)	2,209	46
Energen Corp.	2,883	130
E.W. Scripps Co. Class A (Ñ)	14,053	99
Frontier Communications Corp. (Ñ)	5,836	67
Great Plains Energy, Inc.	3,743	83
Idacorp, Inc. (Ñ)	19,370	563
Integrys Energy Group, Inc. (Ñ)	600	30
Iowa Telecommunications Services, Inc. (Ñ)	7,228	135
Laclede Group, Inc. (The) (Ñ)	2,800	136
LDK Solar Co., Ltd. - ADR (Æ)(Ñ)	3,250	98
MDU Resources Group, Inc.	6,286	182
MGE Energy, Inc. (Ñ)	300	11
New Jersey Resources Corp. (Ñ)	6,750	242
Nicor, Inc. (Ñ)	4,400	195
NII Holdings, Inc. (Æ)	8,040	305
Northwest Natural Gas Co.	2,300	120
NTELOS Holdings Corp. (Ñ)	50	1
OGE Energy Corp.	6,041	187
Oneok, Inc.	1,500	52
Otter Tail Corp.	4,200	129
Pepco Holdings, Inc. (Ñ)	2,500	57
Portland General Electric Co.	4,900	116
Premiere Global Services, Inc. (Æ)	5,100	72
SCANA Corp. (Ñ)	4,481	174
Southern Union Co. (Ñ)	4,297	89
Southwest Gas Corp.	20,744	628
Southwest Water Co. (Ñ)	2,500	32
TECO Energy, Inc. (Ñ)	7,600	120
Telephone & Data Systems, Inc. (Ñ)	2,464	88
UGI Corp. (Ñ)	27,444	707
USA Mobility, Inc. (Æ)	3,600	40
Westar Energy, Inc. (Ñ)	2,562	59

		8,143

Total Common Stocks
(cost $178,910)		164,477

Short-Term Investments - 3.4%
Russell Investment Company Money Market Fund	5,077,000	5,077
United States Treasury Bills (ž)(§) 0.041% due 12/18/08	1,000	1,000

Total Short-Term Investments
(cost $6,077)		6,077

Aggressive Equity Fund	19

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — September 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Other Securities - 42.6%
State Street Securities Lending Quality Trust (×)	75,888,055	75,888

Total Other Securities
(cost $75,888)		75,888

Total Investments - 138.4%
(identified cost $260,875)		246,442

Other Assets and Liabilities, Net - (38.4%)		(68,406)

Net Assets - 100.0%		178,036

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of the financial statements.

20	Aggressive Equity Fund

Russell Investment Funds

Aggressive Equity Fund

Schedule of Investments, continued — September 30, 2008 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Russell 2000 Mini Index (CME)	190	USD	12,890	12/08	(275)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(275)

See accompanying notes which are an integral part of the financial statements.

Aggressive Equity Fund	21

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments — September 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 89.8%
Australia - 2.0%
ABC Learning Centres, Ltd. (Æ)	5,058	3
AGL Energy, Ltd.	2,824	31
Allco Finance Group, Ltd. (Æ)	99,445	17
AMP, Ltd.	11,438	65
Ansell, Ltd. - GDR	10,115	104
APN News & Media, Ltd. (Æ)	7,347	19
Asciano Group	3,522	9
Austereo Group, Ltd.	2,622	3
Australia & New Zealand Banking Group, Ltd.	16,313	252
AWB, Ltd.	20,812	47
Babcock & Brown, Ltd.	41,794	69
BHP Billiton, Ltd.	25,717	661
BlueScope Steel, Ltd.	18,772	111
Centennial Coal Co., Ltd. (Æ)	27,172	81
CFS Retail Property Trust (ö)	5,738	10
Commonwealth Bank of Australia	3,891	137
Crown, Ltd.	1,352	9
CSL, Ltd.	29,530	890
Dexus Property Group (ö)	19,680	23
Downer EDI, Ltd. (Æ)	20,504	104
Felix Resources, Ltd.	4,059	56
Flight Centre, Ltd.	2,517	39
Fortescue Metals Group, Ltd. (Æ)	6,492	25
Goodman Group (ö)	4,955	10
GPT Group (ö)	7,247	10
Incitec Pivot, Ltd.	1,090	5
Macquarie Group, Ltd. (Æ)	744	23
Macquarie Infrastructure Group	10,379	20
Macquarie Office Trust (ö)	6,259	4
Metcash, Ltd.	22,815	72
Minara Resources, Ltd.	6,329	8
Mirvac Group (ö)	2,347	5
National Australia Bank, Ltd.	37,813	768
Newcrest Mining, Ltd. (Æ)	2,586	57
Orica, Ltd.	2,410	41
Origin Energy, Ltd.	5,881	75
PaperlinX, Ltd.	58,678	88
Qantas Airways, Ltd.	35,914	91
QBE Insurance Group, Ltd.	18,349	397
Rio Tinto, Ltd. (Ñ)	1,999	138
Santos, Ltd.	9,526	148
Sons of Gwalia, Ltd. (Æ)(Ñ)(ß)	8,400	—
SP Ausnet	37,300	31
Spotless Group, Ltd.	4,924	13

	Principal Amount ($) or Shares	Market Value $
St. George Bank, Ltd.	3,738	87
Stockland (ö)	7,703	34
Suncorp-Metway, Ltd.	13,857	106
TABCORP Holdings, Ltd.	6,244	40
Telstra Corp., Ltd.	79,004	265
Wesfarmers, Ltd.	757	17
Westfield Group (ö)	12,821	175
Westpac Banking Corp.	17,610	312
Woolworths, Ltd.	12,148	263

		6,068

Austria - 0.5%
Erste Bank der Oesterreichischen Sparkassen AG (Æ)	32,874	1,657

Belgium - 0.5%
Delhaize Group (Æ)	1,390	81
Fortis	10,340	65
Hansen Transmissions International NV (Æ)	193,827	806
KBC Groep NV (Æ)	1,267	110
Nationale A Portefeuille (Æ)	1,238	82
Tessenderlo Chemie NV (Æ)	159	8
Umicore (Æ)	13,007	404

		1,556

Bermuda - 0.7%
Benfield Group, Ltd.	201,769	1,201
Catlin Group, Ltd.	1,137	7
Cheung Kong Infrastructure Holdings, Ltd.	8,000	37
Chinese Estates Holdings, Ltd.	18,000	22
Esprit Holdings, Ltd.	4,552	28
Giordano International, Ltd.	47,474	17
Great Eagle Holdings, Ltd.	4,000	9
Hiscox, Ltd.	21,072	92
Hongkong Land Holdings, Ltd. (Æ)	2,000	6
Jardine Matheson Holdings, Ltd.	1,190	31
Jardine Strategic Holdings, Ltd. (Æ)	500	7
Li & Fung, Ltd.	252,000	616
Midland Holdings, Ltd.	13,333	4
Mongolia Energy Co., Ltd (Æ)	10,000	5
Noble Group, Ltd.	39,000	37
Orient Overseas International, Ltd.	2,300	6
Pacific Basin Shipping, Ltd.	35,000	29
Texwinca Holdings, Ltd.	14,000	12
VTech Holdings, Ltd.	4,133	24

		2,190

22	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — September 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Brazil - 0.3%
Cia Vale do Rio Doce - ADR (Æ)(Ñ)	11,100	212
Unibanco - Uniao de Bancos Brasileiros SA - GDR (Æ)(Ñ)	7,320	739

		951

Canada - 1.1%
Canadian National Railway Co. (Ñ)	23,580	1,128
Potash Corp. of Saskatchewan (Ñ)	5,800	766
Research In Motion, Ltd. (Æ)(Ñ)	21,000	1,434

		3,328

Cayman Islands - 0.6%
Hutchison Telecommunications International, Ltd. (Æ)	10,457	12
LDK Solar Co., Ltd. - ADR (Æ)(Ñ)	15,000	450
Suntech Power Holdings Co., Ltd. -ADR (Æ)(Ñ)	35,800	1,284

		1,746

Czech Republic - 0.2%
Komercni Banka AS	3,241	714

Denmark - 1.5%
AP Moller - Maersk A/S (Æ)	41	358
Carlsberg A/S Class B	24,210	1,851
D/S Norden A/S (Æ)	2,225	107
East Asiatic Co., Ltd. A/S (Æ)	1,700	72
H Lundbeck A/S (Ñ)	2,400	46
Novo Nordisk A/S Series B Class B	5,450	279
Vestas Wind Systems A/S (Æ)	20,875	1,817

		4,530

Finland - 0.6%
Fortum OYJ (Æ)	12,661	427
Konecranes OYJ	2,447	59
Nokia OYJ	68,039	1,268
Oriola-KD OYJ	3,400	10
Outokumpu OYJ	3,571	57
Outotec OYJ	979	27

		1,848

France - 13.6%
Air Liquide (Æ)(Ñ)	14,749	1,623
Alcatel-Lucent (Æ)	21,563	84
Alcatel-Lucent - ADR (Æ)(Ñ)	125,840	483
Alstom	3,226	243

	Principal Amount ($) or Shares	Market Value $
Areva SA (Æ)	70	54
AXA SA (Æ)(Ñ)	93,922	3,079
BioMerieux (Æ)	158	14
BNP Paribas (Ñ)	27,001	2,596
Bouygues (Æ)	66	3
Carrefour SA (Æ)	39,160	1,848
Casino Guichard Perrachon SA (Æ)	311	28
Christian Dior SA	1,328	101
Cie de Saint-Gobain (Æ)	1,590	83
Ciments Francais SA (Æ)	362	38
CNP Assurances (Æ)	2,208	249
Credit Agricole SA (Æ)	5,796	113
Eramet (Æ)	363	138
France Telecom SA	12,486	350
Gaz de France SA (Ñ)	60,567	3,169
Gecina SA (Æ)(ö)	49	5
Groupe Danone (Æ)	14,532	1,030
L’Oreal SA (Æ)(Ñ)	18,854	1,862
Lafarge SA (Æ)	291	31
Legrand SA (Ñ)	50,309	1,142
LVMH Moet Hennessy Louis Vuitton SA	42,812	3,780
M6-Metropole Television	2,240	49
Nexans SA (Æ)	2,489	223
Pernod-Ricard SA (Ñ)	21,527	1,893
PPR	12,019	1,079
Rhodia SA (Æ)	3,202	50
Sanofi-Aventis SA (Æ)	29,741	1,955
Schneider Electric SA (Æ)(Ñ)	28,800	2,498
Societe Generale (Æ)	15,209	1,381
Sodexho Alliance SA (Æ)	8,598	509
Suez SA (Æ)	1,228	—
Teleperformance - GDR (Æ)	8,747	244
Thales SA (Æ)	20,138	1,022
Total SA	86,703	5,231
UBISOFT Entertainment (Æ)	3,502	243
Unibail-Rodamco (ö)	175	36
Valeo SA (Æ)(Ñ)	9,843	300
Vallourec	289	63
Vivendi (Æ)	109,331	3,421

		42,343

Germany - 7.5%
Adidas AG (Æ)	4,950	266
Allianz SE	11,091	1,525
AMB Generali Holding AG (Æ)	81	13
Arcandor AG (Æ)(Ñ)	74,406	248
Arques Industries AG (Æ)	1,312	11
BASF SE (Æ)	15,735	754

Non-U.S. Fund	23

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — September 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Bayer AG (Æ)	37,482	2,736
Bayerische Motoren Werke AG (Æ)	13,070	510
Commerzbank AG (Æ)	18,659	279
Daimler AG (Æ)	5,342	270
Demag Cranes AG	4,511	180
Deutsche Bank AG (Æ)	3,093	220
Deutsche Boerse AG	10,577	964
Deutsche Postbank AG (Æ)	483	18
Deutsche Telekom AG (Æ)	63,466	974
E.ON AG (Æ)	43,194	2,187
Fresenius Medical Care AG & Co. KGaA (Æ)	1,586	82
GEA Group AG (Æ)	235	5
Gildemeister AG (Æ)	7,949	135
Hannover Rueckversicherung AG (Æ)	10,791	393
KUKA AG (Æ)(Ñ)	1,974	48
Lanxess AG (Æ)	9,293	257
Linde AG (Æ)	24,510	2,628
MAN AG (Æ)	1,825	123
Merck KGAA	16,789	1,802
Metro AG (Æ)	15,677	785
MTU Aero Engines Holding AG (Æ)	717	20
Muenchener Rueckversicherungs AG	2,472	373
Q-Cells AG (Æ)	3,067	258
SAP AG (Æ)	36,634	1,967
Siemens AG	15,586	1,463
Suedzucker AG (Æ)(Ñ)	8,634	126
Symrise AG	68,609	1,174
ThyssenKrupp AG	295	9
Tognum AG	5,730	113
Wacker Chemie AG (Æ)	2,301	329
Wincor Nixdorf AG	2,411	143

		23,388

Greece - 0.1%
National Bank of Greece SA (Æ)	7,751	319

Hong Kong - 0.5%
BOC Hong Kong Holdings, Ltd.	39,500	70
Cheung Kong Holdings, Ltd.	50,640	574
CITIC International Financial Holdings, Ltd. (Æ)	12,000	8
CLP Holdings, Ltd.	15,000	121
Fubon Bank Hong Kong, Ltd.	8,000	3
Hang Lung Group, Ltd.	7,763	25
Hang Seng Bank, Ltd.	6,000	112
Henderson Land Development Co., Ltd.	5,000	22
Hong Kong Exchanges and Clearing, Ltd.	1,054	13

	Principal Amount ($) or Shares	Market Value $
Hongkong & Shanghai Hotels (The) (Æ)	1,500	1
HongKong Electric Holdings	17,500	110
Hopewell Holdings	9,000	32
Hutchison Whampoa, Ltd.	19,000	145
Hysan Development Co., Ltd.	17,000	44
Industrial and Commercial Bank of China Asia, Ltd.	8,000	15
Link REIT (The) (ö)	13,500	28
Minmetals Resources, Ltd.	12,000	2
MTR Corp.	13,000	38
New World Development, Ltd.	13,000	15
Sun Hung Kai Properties, Ltd.	9,667	99
Swire Pacific, Ltd.	7,000	62
Television Broadcasts, Ltd.	4,000	17
Wharf Holdings, Ltd.	15,000	43
Wheelock & Co., Ltd.	20,205	37
Wing Hang Bank, Ltd.	3,000	23
Wing Lung Bank, Ltd.	500	10

		1,669

India - 0.3%
Infosys Technologies, Ltd. - ADR (Ñ)	21,340	711
Satyam Computer Services, Ltd. - ADR (Ñ)	20,970	338

		1,049

Indonesia - 0.0%
Telekomunikasi Indonesia Tbk PT - ADR	1,750	52

Israel - 0.6%
Teva Pharmaceutical Industries, Ltd. - ADR (Ñ)	38,100	1,745

Italy - 2.1%
Alleanza Assicurazioni SpA (Æ)	93,388	854
Ansaldo STS SpA	38,948	554
Assicurazioni Generali SpA (Æ)(Ñ)	694	23
Buzzi Unicem SpA (Æ)	4,100	63
ENI SpA	62,349	1,646
Fiat SpA (Æ)(Ñ)	14,094	188
Fondiaria-Sai SpA (Æ)	2,622	61
Indesit Co. SpA (Æ)	4,256	45
Intesa Sanpaolo SpA (Æ)	240,621	1,313
Mediaset SpA (Æ)(Ñ)	8,757	55
Milano Assicurazioni SPA (Æ)	1,312	6
Parmalat Finanziaria SpA (Æ)(Ñ)(ß)	12,500	—
Pirelli & C SpA	98,758	58
Saipem SpA (Æ)	1,047	31
Telecom Italia SpA (Æ)	870,781	985

24	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — September 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Terna Rete Elettrica Nazionale SpA	140,820	516
UniCredit SpA (Æ)	38,414	142
Unione di Banche Italiane SCPA (Æ)	1,315	29

		6,569

Japan - 16.5%
77 Bank, Ltd. (The)	9,000	45
Acom Co., Ltd. (Æ)(Ñ)	520	18
Aeon Credit Service Co., Ltd. (Ñ)	45,600	460
Aiful Corp. (Æ)(Ñ)	9,650	75
Aisin Seiki Co., Ltd.	2,800	68
Alfresa Holdings Corp. (Ñ)	800	39
Alps Electric Co., Ltd. (Ñ)	12,100	95
Asahi Kasei Corp. (Ñ)	7,000	30
Astellas Pharma, Inc. (Ñ)	8,900	374
Bank of Yokohama, Ltd. (The)	165,366	802
Bridgestone Corp.	48,700	913
Brother Industries, Ltd. (Ñ)	9,700	102
Calsonic Kansei Corp. (Ñ)	21,000	60
Canon Marketing Japan, Inc.	8,200	125
Canon, Inc.	84,100	3,144
Central Glass Co., Ltd.	31,000	103
Chuo Mitsui Trust Holdings, Inc.	7,000	37
Circle K Sunkus Co., Ltd. (Ñ)	6,600	108
Coca-Cola West Holdings Co., Ltd.	1,300	29
COMSYS Holdings Corp. (Ñ)	10,000	86
Credit Saison Co., Ltd. (Æ)	1,700	28
Dai Nippon Printing Co., Ltd.	22,000	298
Daiei, Inc. (The) (Æ)(Ñ)	7,400	40
Daifuku Co., Ltd. (Æ)	4,500	28
Daishi Bank, Ltd. (The)	10,000	40
Daiwa Securities Group, Inc. (Æ)	68,950	494
Denso Corp. (Æ)	8,500	209
DIC Corp.	14,000	26
Exedy Corp.	2,600	49
FamilyMart Co., Ltd.	6,500	275
Fanuc, Ltd. (Æ)	13,400	1,011
FCC Co., Ltd.	2,300	31
Fuji Fire & Marine Insurance Co., Ltd. (The)	36,000	83
Fuji Television Network, Inc.	554	711
FUJIFILM Holdings Corp. (Ñ)	4,800	124
Fujitsu, Ltd.	3,000	17
Funai Electric Co., Ltd.	2,700	50
Glory, Ltd.	5,800	132
H2O Retailing Corp. (Ñ)	16,000	98
Hachijuni Bank, Ltd. (The) (Ñ)	16,000	85
Hakuhodo DY Holdings, Inc. (Æ)	360	18

	Principal Amount ($) or Shares	Market Value $
Hanwa Co., Ltd.	9,000	31
Higo Bank, Ltd. (The)	9,000	52
Hino Motors, Ltd. (Ñ)	28,000	114
Hirose Electric Co., Ltd. (Ñ)	5,800	554
Hitachi Cable, Ltd. (Æ)(Ñ)	13,000	44
Hitachi Capital Corp. (Ñ)	5,700	69
Hitachi Construction Machinery Co., Ltd.	600	15
Hitachi High-Technologies Corp. (Æ)	1,000	20
Hitachi Kokusai Electric, Inc. (Ñ)	6,000	36
Hitachi Transport System, Ltd.	5,000	63
Hitachi, Ltd.	17,000	117
Hokkoku Bank, Ltd. (The) (Ñ)	12,000	45
Honda Motor Co., Ltd.	8,000	238
Hoya Corp. (Ñ)	67,600	1,339
Inpex Holdings, Inc.	188	1,628
Isuzu Motors, Ltd.	67,000	185
Itoham Foods, Inc.	14,000	65
Japan Aviation Electronics Industry, Ltd.	2,000	9
JFE Holdings, Inc. (Ñ)	3,400	106
JFE Shoji Holdings, Inc.	28,000	99
JGC Corp.	4,000	63
Joyo Bank, Ltd. (The) (Ñ)	266,940	1,216
JS Group Corp. (Æ)	4,300	54
JSR Corp. (Æ)	8,400	110
Kagoshima Bank, Ltd. (The)	15,000	103
Kaken Pharmaceutical Co., Ltd. (Æ)	2,000	16
Kaneka Corp. (Æ)(Ñ)	9,000	50
Kansai Paint Co., Ltd. (Æ)(Ñ)	9,000	56
Kao Corp.	76,000	2,036
Kawasaki Kisen Kaisha, Ltd. (Ñ)	5,000	31
KDDI Corp.	13	73
Keihin Corp.	9,900	116
Keiyo Bank, Ltd. (The)	11,000	53
Keyence Corp. (Æ)(Ñ)	2,956	588
Kintetsu World Express, Inc. (Ñ)	2,000	33
Kobayashi Pharmaceutical Co., Ltd. (Æ)	1,000	30
Komori Corp.	6,800	91
Kose Corp. (Ñ)	60,140	1,660
Kuraray Co., Ltd. (Æ)	1,000	10
Kyocera Corp. (Ñ)	1,100	83
Kyoei Steel, Ltd.	2,800	53
Lawson, Inc.	2,000	93
Leopalace21 Corp. (Ñ)	4,900	38
Lintec Corp. (Æ)	2,900	47
Makita Corp. (Æ)	900	18
Matsumotokiyoshi Holdings Co., Ltd.	900	17
Matsushita Electric Industrial Co., Ltd.	8,000	139
Meiji Dairies Corp. (Ñ)	2,000	11
MID REIT, Inc. (ö)	180	421

Non-U.S. Fund	25

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — September 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Millea Holdings, Inc.	3,800	138
Miraca Holdings, Inc.	2,200	43
Mitsubishi Corp.	800	17
Mitsubishi Electric Corp.	13,000	88
Mitsubishi Estate Co., Ltd.	8,000	157
Mitsubishi Materials Corp.	19,000	60
Mitsubishi UFJ Financial Group, Inc.	106,730	925
Mitsubishi UFJ Lease & Finance Co., Ltd. (Æ)	4,000	132
Mitsui Fudosan Co., Ltd.	39,000	751
Mitsui OSK Lines, Ltd.	9,000	78
Mitsui Sumitomo Insurance Group Holdings, Inc. (Æ)	53,000	1,792
Mitsui-Soko Co., Ltd. (Ñ)	114,560	517
Mizuho Financial Group, Inc.	151	662
Musashino Bank, Ltd. (The)	1,200	35
Nachi-Fujikoshi Corp.	15,000	40
Namco Bandai Holdings, Inc.	4,100	45
NEC Corp. (Ñ)	5,000	21
NEC Electronics Corp. (Æ)	3,100	64
NGK Insulators, Ltd. (Æ)	2,000	24
Nichirei Corp.	35,000	186
Nifco, Inc.	1,100	19
Nintendo Co., Ltd.	2,200	916
Nippon Commercial Investment Corp. (ö)	131	280
Nippon Express Co., Ltd.	42,000	188
Nippon Kayaku Co., Ltd. (Ñ)	14,000	84
Nippon Konpo Unyu Soko Co., Ltd.	4,000	37
Nippon Mining Holdings, Inc.	8,500	35
Nippon Oil Corp. (Ñ)	36,000	182
Nippon Residential Investment Corp. (ö)	117	293
Nippon Seiki Co., Ltd. (Ñ)	2,000	18
Nippon Steel Corp. (Ñ)	26,000	98
Nippon Telegraph & Telephone Corp.	27	120
Nippon Yusen KK (Ñ)	20,000	130
Nipponkoa Insurance Co., Ltd.	239,490	1,350
Nissan Motor Co., Ltd. (Ñ)	15,500	104
Nissan Shatai Co., Ltd.	17,000	113
Nisshin Seifun Group, Inc. (Ñ)	5,000	67
Nissin Kogyo Co., Ltd.	3,000	40
Nitto Denko Corp.	5,700	145
Nomura Holdings, Inc.	60,820	785
Nomura Research Institute, Ltd. (Æ)(Ñ)	59,625	1,211
NTN Corp.	12,000	63
NTT DoCoMo, Inc.	83	134
Okinawa Electric Power Co., Inc. (The)	600	29
Omron Corp.	34,200	525
Onward Holdings Co., Ltd.	1,000	10

	Principal Amount ($) or Shares	Market Value $
ORIX Corp.	4,610	570
Osaka Gas Co., Ltd.	53,000	181
Promise Co., Ltd. (Æ)(Ñ)	1,150	22
QP Corp.	11,900	111
Resona Holdings, Inc. (Ñ)	36	48
Ricoh Co., Ltd.	35,000	487
Rohm Co., Ltd.	3,200	176
San-In Godo Bank, Ltd. (The) (Æ)	4,000	31
Sankyo Co., Ltd.	2,700	138
Seino Holdings Corp.	11,000	52
Seven & I Holdings Co., Ltd. (Ñ)	41,560	1,196
SFCG Co., Ltd. (Æ)	720	33
Sharp Corp.	7,000	76
Shiga Bank, Ltd. (The)	2,000	13
Shima Seiki Manufacturing, Ltd. - GDR (Ñ)	2,100	40
Shimano, Inc. (Ñ)	600	21
Shin-Etsu Chemical Co., Ltd.	35,200	1,676
Shinwa Kaiun Kaisha, Ltd.	2,000	8
Showa Shell Sekiyu KK	14,300	138
SMC Corp.	13,748	1,438
Snow Brand Milk Products Co., Ltd.	7,500	24
Softbank Corp. (Æ)(Ñ)	2,400	31
Sony Corp. (Æ)	5,800	179
Stanley Electric Co., Ltd.	3,300	48
Star Micronics Co., Ltd.	1,000	10
Sugi Pharmacy Co., Ltd. - GDR	43,899	1,234
Sumco Corp.	1,380	22
Sumitomo Bakelite Co., Ltd. (Ñ)	196,250	840
Sumitomo Forestry Co., Ltd. (Æ)(Ñ)	6,500	38
Sumitomo Metal Mining Co., Ltd. (Ñ)	3,000	30
Sumitomo Mitsui Financial Group, Inc. (Ñ)	22	138
Sumitomo Realty & Development Co., Ltd.	2,000	44
Sumitomo Trust & Banking Co., Ltd. (The)	198,033	1,314
Suzuken Co., Ltd.	4,200	128
Suzuki Motor Corp. (Ñ)	47,619	884
Takata Corp. (Æ)	1,500	21
Takeda Pharmaceutical Co., Ltd. (Ñ)	7,500	378
Takefuji Corp. (Ñ)	3,260	42
TDK Corp. (Ñ)	1,900	95
THK Co., Ltd. (Ñ)	29,720	462
Toagosei Co., Ltd. (Æ)(Ñ)	30,000	76
Toho Pharmaceutical Co., Ltd. (Ñ)	5,990	84
Tokai Rika Co., Ltd. (Æ)	8,300	105
Tokai Rubber Industries, Inc.	8,400	87
Tokai Tokyo Securities Co., Ltd. (Æ)	5,000	17
Tokuyama Corp. (Æ)	8,000	46
Tokyo Electron, Ltd. (Æ)(Ñ)	7,600	339
Tokyo Gas Co., Ltd.	27,000	112

26	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — September 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Tokyo Ohka Kogyo Co., Ltd. (Æ)	1,400	22
Tokyo Steel Manufacturing Co., Ltd. (Ñ)	14,600	159
Tokyu Land Corp. (Ñ)	8,000	30
Toppan Forms Co., Ltd. (Æ)	1,600	16
Toppan Printing Co., Ltd. (Ñ)	16,000	125
Toshiba Machine Co., Ltd.	10,000	35
Toshiba TEC Corp.	31,000	122
Toyo Engineering Corp. Class A (Ñ)	23,000	97
Toyo Ink Manufacturing Co., Ltd.	3,000	9
Toyo Suisan Kaisha, Ltd.	10,000	253
Toyoda Gosei Co., Ltd.	2,300	39
Toyota Auto Body Co., Ltd.	6,200	112
Toyota Motor Corp. (Æ)	14,100	599
TS Tech Co., Ltd.	2,800	27
Unicharm Corp.	1,300	98
United Urban Investment Corp. (ö)	80	346
USS Co., Ltd.	1,130	73
West Japan Railway Co.	17	73
Yamaha Corp. (Ñ)	8,300	142
Yamato Holdings Co., Ltd. (Ñ)	6,000	67
Yamato Kogyo Co., Ltd. - GDR	400	14

		51,190

Luxembourg - 0.5%
ArcelorMittal	4,746	238
Millicom International Cellular SA	17,800	1,222
Oriflame Cosmetics SA (Æ)	1,100	51
Tenaris SA	167	3

		1,514

Malaysia - 0.1%
Sime Darby BHD	86,417	167

Mauritius - 0.0%
Golden Agri-Resources, Ltd.	99,176	22

Mexico - 0.4%
America Movil SAB de CV Series L (Ñ)	16,220	752
Grupo Modelo SAB de CV (Æ)(Ñ)	127,100	541

		1,293

Netherlands - 3.9%
Akzo Nobel NV	8,985	432
ASML Holding NV	19,643	351
CSM (Æ)	4,994	128
Heineken NV	106,488	4,291
Imtech NV	1,092	22
ING Groep NV (Ñ)	34,951	760

	Principal Amount ($) or Shares	Market Value $
Koninklijke Ahold NV	72,562	837
Koninklijke Philips Electronics NV	22,131	606
OCE NV (Ñ)	3,603	26
Rodamco Europe NV (Æ)(ö)	817	96
Royal KPN NV	7,140	103
SNS Reaal	17,719	202
STMicroelectronics NV (Æ)	652	7
TNT NV	63,330	1,771
Unilever NV	39,040	1,103
Wolters Kluwer NV	69,510	1,417

		12,152

Netherlands Antilles - 0.0%
Hunter Douglas NV (Æ)	1,358	56

Norway - 0.4%
Renewable Energy Corp. AS (Æ)	30,200	562
StatoilHydro ASA (Æ)	29,402	701

		1,263

Portugal - 0.2%
Energias de Portugal SA (Æ)(Ñ)	148,542	625

Russia - 0.1%
Gazprom OAO - ADR (Æ)	8,300	267

Singapore - 0.8%
Allgreen Properties, Ltd. (Æ)	4,950	2
Ascendas Real Estate Investment Trust (Æ)(ö)	14,000	19
CapitaLand, Ltd. (Æ)	4,343	9
CapitaMall Trust (Æ)(ö)	5,643	9
China Aviation Oil Singapore Corp., Ltd. (Æ)	6,000	3
Creative Technology, Ltd.	3,600	13
DBS Group Holdings, Ltd.	49,000	579
Haw Par Corp., Ltd.	5,000	16
Indofood Agri Resources, Ltd. (Æ)	34,552	19
Jardine Cycle & Carriage, Ltd.	3,800	42
Keppel Corp., Ltd.	5,555	31
Keppel Telecommunications & Transportation, Ltd.	1,000	1
Oversea-Chinese Banking Corp. (Æ)	18,000	91
Pacific Century Regional Developments, Ltd.	53,000	9
Singapore Airlines, Ltd.	5,970	60
Singapore Petroleum Co., Ltd.	6,312	21
Singapore Press Holdings, Ltd.	2,000	6

Non-U.S. Fund	27

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — September 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Singapore Telecommunications, Ltd.	555,000	1,270
SMRT Corp., Ltd.	10,000	14
StarHub, Ltd. (Æ)	2,000	4
United Overseas Bank, Ltd.	7,572	90
United Overseas Land, Ltd. (Æ)	7,000	12
Venture Corp., Ltd. (Æ)	2,000	11
Wilmar International, Ltd.	16,000	28

		2,359

South Africa - 0.4%
Gold Fields, Ltd. - ADR (Ñ)	61,740	592
MTN Group, Ltd. (Æ)	35,940	509

		1,101

South Korea - 0.7%
KB Financial Group, Inc. - ADR (Æ)(Ñ)	9,648	441
Samsung Electronics Co., Ltd.	4,064	1,871
STX Pan Ocean Co., Ltd.	18,000	25

		2,337

Spain - 1.3%
Banco Bilbao Vizcaya Argentaria SA	27,983	454
Banco Santander SA	54,068	819
Gamesa Corp. Tecnologica SA (Æ)	3,551	122
Iberdrola Renovables (Æ)	67,406	293
Iberia Lineas Aereas de Espana (Æ)	66,920	164
Promotora de Informaciones SA	1,828	12
Prosegur Cia de Seguridad SA (Æ)	1,209	42
Red Electrica de Espana	3,053	155
Repsol YPF SA	5,832	172
Tecnicas Reunidas SA	1,571	67
Telefonica SA	67,082	1,604
Union Fenosa SA	2,399	59
Vertice Trescientos Sesenta Grados (Æ)	4,020	5

		3,968

Sweden - 1.3%
Hennes & Mauritz AB Series B Class B (Æ)(Ñ)	8,675	353
Investor AB Class B (Æ)	600	11
Kinnevik Investment AB (Æ)	10,100	120
Nordea Bank AB	41,865	502
PA Resources AB (Æ)	2,400	12
SAS AB (Æ)	4,196	29
Scania AB Class B (Æ)	18,100	223
Securitas AB Series B Class B (Æ)	2,000	23
Skanska AB Series B Class B (Æ)(Ñ)	17,600	201
SKF AB Class B	1,600	21

	Principal Amount ($) or Shares	Market Value $
Svenska Cellulosa AB Class B (Æ)	4,000	42
Swedish Match AB (Æ)	18,400	321
Tele2 AB Series B Class B (Æ)	41,500	473
Telefonaktiebolaget LM Ericsson Series B Class B (Æ)	162,866	1,535
TeliaSonera AB	11,500	66

		3,932

Switzerland - 9.4%
ABB, Ltd. (Æ)	11,439	219
Actelion, Ltd. (Ñ)	12,919	661
Baloise Holding AG (Æ)	2,541	173
Bucher Industries AG (Æ)	104	14
Clariant AG (Æ)	3,212	31
Compagnie Financiere Richemont SA Class A (Æ)	23,826	1,058
Credit Suisse Group (Æ)	13,061	622
Givaudan SA	2,270	1,882
Helvetia Holding AG (Æ)	655	164
Jelmoli Holding AG (Æ)	21	46
Julius Baer Holding AG (Æ)	40,334	1,983
Nestle SA	212,824	9,205
Novartis AG	58,265	3,048
Roche Holding AG	42,546	6,632
SGS SA	43	51
Swatch Group AG Class B (Æ)	753	139
Swiss Life Holding (Æ)	1,136	165
Swiss Reinsurance (Æ)	20,409	1,140
Syngenta AG (Æ)	1,798	382
UBS AG (Æ)	70,893	1,226
Zurich Financial Services AG	678	188

		29,029

Taiwan - 0.6%
High Tech Computer Corp. (Æ)	76,600	1,191
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR (Ñ)	83,450	782

		1,973

Thailand - 0.1%
Bangkok Bank PCL	106,800	328

United Kingdom - 19.3%
3i Group PLC	123,221	1,555
Alliance & Leicester PLC (Æ)	1,685	8
Amec PLC - GDR	20,272	230
Anglo American PLC	8,535	285
Antofagasta PLC	3,173	23

28	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — September 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

ARM Holdings PLC	988,477	1,683
AstraZeneca PLC	45,072	1,972
Atkins WS PLC	18,633	243
Autonomy Corp. PLC (Æ)	77,800	1,430
BAE Systems PLC	73,509	540
Barclays PLC	107,866	655
BBA Aviation PLC	44,847	92
BG Group PLC	24,895	451
BHP Billiton PLC	50,451	1,141
BP PLC	127,855	1,064
BP PLC - ADR	30,320	1,521
Brit Insurance Holdings PLC	28,784	93
British Airways PLC (Æ)	176,954	533
British Energy Group PLC Class H	6,624	90
British Land Co. PLC (ö)	3,265	44
BT Group PLC	80,134	231
Burberry Group PLC (Æ)	163,903	1,149
Cadbury PLC	136,611	1,376
Capita Group PLC (The)	80,025	995
Centrica PLC	141,865	794
Close Brothers Group PLC	35,719	359
Compass Group PLC	11,859	74
CSR PLC (Æ)	7,543	35
Davis Service Group PLC	21,728	104
Dawnay Day Treveria PLC	586,180	76
Diageo PLC	237,890	4,027
Drax Group PLC (Æ)	25,238	338
DSG International PLC (Æ)	205,341	177
easyJet PLC	294,985	1,670
Eurasian Natural Resources Corp. (Æ)	1,184	11
Experian Group, Ltd.	232,975	1,545
GlaxoSmithKline PLC	185,975	4,018
Hays PLC (Æ)	173,407	249
HBOS PLC	145,161	330
Home Retail Group PLC	582	2
HSBC Holdings PLC	85,763	1,389
IG Group Holdings PLC	13,196	75
J Sainsbury PLC	111,004	696
Kesa Electricals PLC	48,962	98
Kingfisher PLC	145,803	346
Ladbrokes PLC	159,845	540
Lamprell PLC	146	1
Land Securities Group PLC (ö)	3,753	85
Legal & General Group PLC	133,906	242
Lloyds TSB Group PLC	34,132	142
Lonmin PLC	1,006	41
Michael Page International PLC	182,937	762
Murata Manufacturing Co., Ltd.	13,100	240

	Principal Amount ($) or Shares	Market Value $
Old Mutual PLC	398,392	557
Petrofac, Ltd.	20,817	217
Reckitt Benckiser Group PLC	117,608	5,694
Reed Elsevier PLC	4,435	44
Regus Group PLC (Æ)	102,226	117
Rio Tinto PLC	7,504	467
Royal Bank of Scotland Group PLC	155,001	513
Royal Dutch Shell PLC Class A	84	2,430
Royal Dutch Shell PLC Class B	29,389	834
Scottish & Southern Energy PLC	33,029	840
Segro PLC (ö)	1,986	15
Smiths Group PLC	69,368	1,252
Spectris PLC	1,089	13
Stagecoach Group PLC	2,804	13
Standard Chartered PLC	67,216	1,633
Tesco PLC	108,151	752
Thomson Reuters PLC (Æ)	1,709	38
Trinity Mirror PLC	48,805	75
Unilever PLC	33,947	922
United Utilities Group PLC (Æ)	17,806	220
Vodafone Group PLC	273,927	605
Vodafone Group PLC - ADR	76,600	1,693
William Hill PLC	197,407	833
WM Morrison Supermarkets PLC	84,468	392
WPP Group PLC	437,418	3,550
Xstrata PLC	9,666	299

		59,888

United States - 1.1%
Philip Morris International, Inc.	15,150	729
Synthes, Inc.	20,137	2,781

		3,510

Total Common Stocks
(cost $327,634)		278,696

Preferred Stocks - 0.4%
Germany - 0.4%
Fresenius SE (Æ)	769	56
Henkel KGaA (Æ)	36,107	1,326
RWE AG (Æ)	1	—
Volkswagen AG (Æ)	175	22

Total Preferred Stocks
(cost $1,937)		1,404

Non-U.S. Fund	29

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — September 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Short-Term Investments - 6.8%
United States - 6.8%
Russell Investment Company Money Market Fund	18,774,000	18,774
United States Treasury Bills (ž)(§) 0.060% due 12/18/08	2,200	2,200

Total Short-Term Investments
(cost $20,974)		20,974

Other Securities - 9.0%
State Street Securities Lending Quality Trust (×)	27,781,259	27,781

Total Other Securities
(cost $27,781)		27,781

Total Investments - 106.0%
(identified cost $378,326)		328,855

Other Assets and Liabilities, Net - (6.0%)		(18,617)

Net Assets - 100.0%		310,238

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of the financial statements.

30	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — September 30, 2008 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
AEX Index (Netherlands)	56	EUR	3,711	10/08	(608)
CAC-40 Index (France)	46	EUR	1,861	10/08	(26)
DAX Index (Germany)	10	EUR	1,472	12/08	(26)
EUR STOXX 50 Index	106	EUR	3,246	12/08	(50)
FTSE-100 Index (UK)	111	GBP	5,520	12/08	(231)
MIB-30 (Italy)	29	EUR	3,724	12/08	(269)
MSCI Singapore Index	2	SGD	117	10/08	(2)
TOPIX Index (Japan)	89	JPY	966,540	12/08	(799)

Short Positions
DAX Index (Germany)	21	EUR	3,091	12/08	134
Hang Seng Index (Hong Kong)	9	HKD	8,137	10/08	33
IBEX Plus 35 Index (Spain)	22	EUR	2,410	10/08	3
OMX Stockholm 30 Index (Sweden)	140	SEK	10,854	10/08	83
SPI 200 Index (Australia)	43	AUD	5,036	12/08	107

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(1,651)

Index Swap Contracts
Fund Receives Underlying Security	Counter Party	Notional Amount		Fund Pays Floating Rate	Termination Date	Unrealized Appreciation (Depreciation) $

MSCI Belgium Local Net Total Return Index	Merrill Lynch	EUR	352	1 Month EUR LIBOR	12/17/08	16
MSCI Denmark Local Net Total Return Index	Merrill Lynch	DKK	5,133	1 Month DKK LIBOR minus 1.00%	12/17/08	(52)

Total Unrealized Appreciation (Depreciation) on Open Index Swap Contracts						(36)

See accompanying notes which are an integral part of the financial statements.

Non-U.S. Fund	31

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — September 30, 2008 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	12	AUD	14	12/17/08	(1)
USD	128	AUD	155	12/17/08	(6)
USD	275	AUD	328	12/17/08	(16)
USD	288	AUD	344	12/17/08	(17)
USD	288	AUD	344	12/17/08	(17)
USD	576	AUD	688	12/17/08	(34)
USD	763	AUD	955	12/17/08	(11)
USD	151	CHF	164	10/01/08	(5)
USD	225	CHF	252	10/03/08	—
USD	447	CHF	502	10/03/08	(1)
USD	72	CHF	78	12/17/08	(2)
USD	442	CHF	497	12/17/08	4
USD	1,185	CHF	1,333	12/17/08	9
USD	1,185	CHF	1,333	12/17/08	9
USD	1,186	CHF	1,333	12/17/08	8
USD	1,186	CHF	1,333	12/17/08	8
USD	2,370	CHF	2,665	12/17/08	18
USD	2,753	CHF	3,088	12/17/08	14
USD	4	DKK	20	12/17/08	—
USD	14	DKK	75	12/17/08	—
USD	47	DKK	244	12/17/08	(1)
USD	99	EUR	69	10/01/08	(2)
USD	163	EUR	112	10/01/08	(6)
USD	224	EUR	153	10/01/08	(8)
USD	53	EUR	36	10/02/08	(1)
USD	83	EUR	57	10/02/08	(2)
USD	83	EUR	59	10/02/08	(1)
USD	142	EUR	100	12/17/08	—
USD	144	EUR	100	12/17/08	(3)
USD	288	EUR	200	12/17/08	(6)
USD	432	EUR	301	12/17/08	(7)
USD	432	EUR	301	12/17/08	(7)
USD	432	EUR	301	12/17/08	(7)
USD	432	EUR	301	12/17/08	(7)
USD	637	EUR	450	12/17/08	(1)
USD	706	EUR	500	12/17/08	—
USD	719	EUR	500	12/17/08	(13)
USD	886	EUR	600	12/17/08	(39)
USD	1,081	EUR	750	12/17/08	(22)
USD	1,295	EUR	900	12/17/08	(23)
USD	1,410	EUR	965	12/17/08	(47)
USD	4,244	EUR	3,000	12/17/08	(7)
USD	13,164	EUR	9,300	12/17/08	(29)
USD	14,792	EUR	10,450	12/17/08	(33)
USD	70	GBP	38	10/01/08	(2)
USD	261	GBP	141	10/01/08	(9)

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	110	GBP	60	10/02/08	(2)
USD	324	GBP	182	10/03/08	—
USD	60	GBP	34	12/17/08	—
USD	365	GBP	200	12/17/08	(8)
USD	438	GBP	250	12/17/08	7
USD	545	GBP	300	12/17/08	(10)
USD	555	GBP	300	12/17/08	(21)
USD	614	GBP	350	12/17/08	10
USD	626	GBP	345	12/17/08	(11)
USD	627	GBP	346	12/17/08	(11)
USD	627	GBP	346	12/17/08	(11)
USD	627	GBP	346	12/17/08	(11)
USD	789	GBP	450	12/17/08	13
USD	857	GBP	490	12/17/08	16
USD	912	GBP	500	12/17/08	(20)
USD	2,544	GBP	1,434	12/17/08	12
USD	3,453	GBP	1,905	12/17/08	(57)
USD	7,874	GBP	4,500	12/17/08	148
USD	8,422	GBP	4,800	12/17/08	135
USD	5	HKD	37	10/01/08	—
USD	19	HKD	145	12/17/08	—
USD	207	HKD	1,609	12/17/08	1
USD	120	JPY	12,500	10/01/08	(2)
USD	280	JPY	32,000	10/01/08	21
USD	22	JPY	2,342	10/03/08	—
USD	76	JPY	8,040	10/03/08	(1)
USD	92	JPY	10,000	12/17/08	3
USD	186	JPY	20,000	12/17/08	4
USD	648	JPY	70,000	12/17/08	17
USD	694	JPY	75,000	12/17/08	19
USD	752	JPY	80,000	12/17/08	9
USD	881	JPY	91,017	12/17/08	(16)
USD	955	JPY	100,000	12/17/08	(4)
USD	1,206	JPY	130,000	12/17/08	30
USD	1,222	JPY	126,109	12/17/08	(23)
USD	1,222	JPY	126,109	12/17/08	(23)
USD	1,256	JPY	130,000	12/17/08	(21)
USD	1,342	JPY	145,000	12/17/08	37
USD	1,617	JPY	175,000	12/17/08	47
USD	2,363	JPY	252,041	12/17/08	33
USD	3,447	JPY	367,387	12/17/08	45
USD	4,535	JPY	490,000	12/17/08	123
USD	5,071	JPY	525,000	12/17/08	(80)
USD	5,332	JPY	575,000	12/17/08	134
USD	554	NOK	3,080	12/17/08	(32)
USD	554	NOK	3,080	12/17/08	(32)

See accompanying notes which are an integral part of the financial statements.

32	Non-U.S. Fund

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — September 30, 2008 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	554	NOK	3,080	12/17/08	(32)
USD	11,181	NOK	65,119	12/17/08	(149)
USD	144	SEK	996	12/17/08	—
USD	1,676	SEK	11,394	12/17/08	(29)
USD	30	SGD	43	12/17/08	—
USD	91	SGD	130	12/17/08	—
AUD	14	USD	12	10/01/08	1
AUD	176	USD	139	10/01/08	—
AUD	255	USD	203	12/17/08	2
AUD	371	USD	295	12/17/08	3
AUD	741	USD	589	12/17/08	5
CAD	81	USD	77	10/02/08	1
CHF	141	USD	130	10/02/08	4
CHF	256	USD	235	10/02/08	7
CHF	32	USD	28	10/03/08	—
CHF	305	USD	272	10/03/08	—
CHF	367	USD	329	12/17/08	—
CHF	680	USD	631	12/17/08	22
CHF	680	USD	631	12/17/08	21
CHF	680	USD	632	12/17/08	22
CHF	1,043	USD	948	12/17/08	13
CHF	1,044	USD	950	12/17/08	14
CHF	1,044	USD	950	12/17/08	15
CHF	1,044	USD	950	12/17/08	15
DKK	348	USD	68	12/17/08	2
DKK	2,781	USD	525	12/17/08	(2)
EUR	38	USD	33	10/01/08	(21)
EUR	43	USD	62	10/01/08	2
EUR	65	USD	159	10/01/08	69
EUR	198	USD	287	10/01/08	8
EUR	21	USD	30	10/02/08	—
EUR	77	USD	111	10/02/08	3
EUR	83	USD	121	10/02/08	3
EUR	229	USD	322	10/02/08	—
EUR	88	USD	124	10/03/08	—
EUR	249	USD	351	10/03/08	—
EUR	100	USD	142	12/17/08	—
EUR	100	USD	144	12/17/08	3
EUR	150	USD	219	12/17/08	7
EUR	200	USD	282	12/17/08	(1)
EUR	383	USD	564	12/17/08	23
EUR	400	USD	559	12/17/08	(6)
EUR	400	USD	566	12/17/08	1
EUR	543	USD	765	12/17/08	(3)
EUR	610	USD	894	12/17/08	32
EUR	800	USD	1,129	12/17/08	(1)

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
EUR	826	USD	1,163	12/17/08	(4)
EUR	826	USD	1,163	12/17/08	(4)
EUR	826	USD	1,163	12/17/08	(4)
EUR	826	USD	1,164	12/17/08	(3)
EUR	900	USD	1,273	12/17/08	1
EUR	900	USD	1,295	12/17/08	24
EUR	1,300	USD	1,907	12/17/08	72
EUR	1,400	USD	1,981	12/17/08	4
EUR	1,500	USD	2,121	12/17/08	2
EUR	1,652	USD	2,327	12/17/08	(6)
EUR	3,039	USD	4,280	12/17/08	(12)
EUR	10,400	USD	14,696	12/17/08	7
GBP	19	USD	36	10/01/08	1
GBP	44	USD	95	10/01/08	17
GBP	57	USD	97	10/01/08	(4)
GBP	13	USD	24	10/02/08	1
GBP	33	USD	59	10/02/08	1
GBP	51	USD	92	10/02/08	2
GBP	54	USD	98	10/02/08	2
GBP	84	USD	152	10/02/08	3
GBP	14	USD	25	10/03/08	—
GBP	18	USD	32	10/03/08	—
GBP	41	USD	73	10/03/08	—
GBP	54	USD	96	10/03/08	—
GBP	79	USD	141	10/03/08	—
GBP	94	USD	167	10/03/08	—
GBP	130	USD	231	10/03/08	—
GBP	50	USD	92	12/17/08	3
GBP	90	USD	157	12/17/08	(3)
GBP	100	USD	175	12/17/08	(3)
GBP	110	USD	199	12/17/08	3
GBP	180	USD	332	12/17/08	11
GBP	200	USD	349	12/17/08	(8)
GBP	300	USD	525	12/17/08	(9)
GBP	301	USD	556	12/17/08	20
GBP	350	USD	612	12/17/08	(12)
GBP	500	USD	876	12/17/08	(15)
GBP	500	USD	912	12/17/08	20
GBP	600	USD	1,110	12/17/08	40
GBP	684	USD	1,198	12/17/08	(21)
GBP	684	USD	1,198	12/17/08	(20)
GBP	750	USD	1,315	12/17/08	(22)
GBP	1,905	USD	3,458	12/17/08	62
GBP	2,155	USD	3,775	12/17/08	(66)
GBP	3,300	USD	5,774	12/17/08	(108)
HKD	134	USD	17	12/17/08	—

See accompanying notes which are an integral part of the financial statements.

Non-U.S. Fund	33

Russell Investment Funds

Non-U.S. Fund

Schedule of Investments, continued — September 30, 2008 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
HKD	248	USD	32	12/17/08	—
HKD	251	USD	32	12/17/08	—
JPY	2,085	USD	20	10/01/08	—
JPY	1,025	USD	10	10/02/08	—
JPY	23,233	USD	221	10/03/08	2
JPY	3,401	USD	33	12/17/08	—
JPY	4,401	USD	42	12/17/08	—
JPY	20,000	USD	193	12/17/08	3
JPY	30,000	USD	278	12/17/08	(7)
JPY	50,000	USD	481	12/17/08	6
JPY	75,000	USD	717	12/17/08	4
JPY	80,000	USD	746	12/17/08	(15)
JPY	100,000	USD	952	12/17/08	1
JPY	100,000	USD	952	12/17/08	2
JPY	130,000	USD	1,205	12/17/08	(30)
JPY	525,000	USD	5,079	12/17/08	89
JPY	605,000	USD	5,597	12/17/08	(154)
JPY	1,012,472	USD	9,636	12/17/08	11
NOK	160	USD	28	12/17/08	1
NOK	1,943	USD	329	12/17/08	—
NOK	3,264	USD	569	12/17/08	16
NOK	3,788	USD	643	12/17/08	2
NOK	3,788	USD	642	12/17/08	1
NOK	3,788	USD	643	12/17/08	2
NOK	3,788	USD	644	12/17/08	2
SEK	4	USD	2	10/01/08	2
SEK	712	USD	109	12/17/08	6
SEK	2,863	USD	424	12/17/08	10
SEK	2,863	USD	424	12/17/08	11
SEK	2,863	USD	425	12/17/08	11
SEK	2,863	USD	425	12/17/08	11
SEK	2,951	USD	436	12/17/08	10
SEK	4,027	USD	595	12/17/08	13
SEK	4,027	USD	596	12/17/08	14
SEK	5,302	USD	802	12/17/08	36
SGD	1	USD	1	10/01/08	—
SGD	2	USD	1	12/17/08	—
SGD	9	USD	6	12/17/08	—
SGD	25	USD	17	12/17/08	—

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					231

See accompanying notes which are an integral part of the financial statements.

34	Non-U.S. Fund

Russell Investment Funds

Real Estate Securities Fund

Schedule of Investments — September 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 96.6%
Apartments - 15.0%
American Campus Communities, Inc. (ö)	122,191	4,140
Apartment Investment & Management Co. Class A (ö)(Ñ)	80,361	2,814
AvalonBay Communities, Inc. (ö)(Ñ)	180,259	17,741
Boardwalk Real Estate Investment Trust (ö)	11,925	400
BRE Properties, Inc. Class A (ö)(Ñ)	129,553	6,348
Camden Property Trust (ö)(Ñ)	175,790	8,062
Equity Residential (ö)(Ñ)	440,266	19,552
Essex Property Trust, Inc. (ö)(Ñ)	54,487	6,448
Mid-America Apartment Communities, Inc. (ö)	37,519	1,844
Post Properties, Inc. (ö)(Ñ)	83,300	2,330
UDR, Inc. (ö)(Ñ)	33,361	872

		70,551

Diversified - 8.4%
British Land Co. PLC (ö)	42,868	573
Canadian Real Estate Investment Trust (ö)	16,284	434
CapitaLand, Ltd. (Æ)	92,000	201
Castellum AB (Æ)	33,934	297
Dexus Property Group (ö)	332,264	386
Great Eagle Holdings, Ltd.	154,158	339
Hang Lung Properties, Ltd. - ADR	10,000	24
Henderson Land Development Co., Ltd.	67,336	300
Hysan Development Co., Ltd.	164,770	429
Kenedix Realty Investment Corp. Class A (ö)	50	184
Kerry Properties, Ltd. (Æ)	24,110	79
Land Securities Group PLC (ö)	71,174	1,606
Mirvac Group (ö)	111,828	226
Mitsubishi Estate Co., Ltd.	138,000	2,712
Mitsui Fudosan Co., Ltd.	49,100	945
New World China Land, Ltd.	252,900	59
Stockland (ö)	50,671	226
Sun Hung Kai Properties, Ltd.	123,362	1,267
Suntec Real Estate Investment Trust (ö)	108,000	88
Unibail-Rodamco (ö)	8,614	1,755
Vornado Realty Trust (ö)	263,429	23,959
Washington Real Estate Investment Trust (ö)(Ñ)	88,913	3,257

		39,346

Free Standing Retail - 0.4%
National Retail Properties, Inc. (ö)(Ñ)	40,700	975
Realty Income Corp. (ö)(Ñ)	34,200	875

		1,850

	Principal Amount ($) or Shares	Market Value $

Health Care - 10.7%
Cogdell Spencer, Inc. (ö)(Ñ)	41,300	663
HCP, Inc. (ö)(Ñ)	79,000	3,170
Health Care REIT, Inc. (ö)(Ñ)	172,310	9,172
LTC Properties, Inc. (ö)	47,750	1,400
Medical Properties Trust, Inc. (ö)(Ñ)	104,304	1,184
Nationwide Health Properties, Inc. (ö)	256,485	9,228
Omega Healthcare Investors, Inc. (ö)	197,051	3,874
Senior Housing Properties Trust (ö)	272,279	6,488
Ventas, Inc. (ö)(Ñ)	310,174	15,329

		50,508

Industrial - 6.6%
AMB Property Corp. (ö)	137,400	6,224
Brixton PLC (ö)	19,366	72
DCT Industrial Trust, Inc. (ö)(Ñ)	525,349	3,935
EastGroup Properties, Inc. (ö)	7,274	353
First Potomac Realty Trust (ö)	70,200	1,207
Goodman Group (ö)	59,767	121
Prologis (ö)(Ñ)	462,900	19,104
Segro PLC (ö)	19,953	149

		31,165

Lodging/Resorts - 3.7%
Ashford Hospitality Trust, Inc. (ö)(Ñ)	125,800	510
DiamondRock Hospitality Co. (ö)	90,551	824
Host Hotels & Resorts, Inc. (ö)(Ñ)	902,183	11,990
LaSalle Hotel Properties (ö)(Ñ)	76,900	1,793
Starwood Hotels & Resorts Worldwide, Inc. (ö)	85,587	2,408

		17,525

Manufactured Homes - 0.7%
Equity Lifestyle Properties, Inc. (ö)(Ñ)	65,600	3,479

Mixed Industrial/Office - 2.9%
Duke Realty Corp. (ö)(Ñ)	87,400	2,148
Liberty Property Trust (ö)	257,514	9,696
PS Business Parks, Inc. (ö)	29,221	1,683

		13,527

Office - 11.6%
Alexandria Real Estate Equities, Inc. (ö)(Ñ)	58,100	6,536
Beni Stabili SpA (Æ)	102,488	95
BioMed Realty Trust, Inc. (ö)(Ñ)	104,550	2,765
Boston Properties, Inc. (ö)(Ñ)	217,234	20,346

Real Estate Securities Fund	35

Russell Investment Funds

Real Estate Securities Fund

Schedule of Investments, continued — September 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Brandywine Realty Trust (ö)	78,020	1,251
Brookfield Properties Corp.	165,277	2,618
CapitaCommercial Trust (Æ)(ö)	75,000	69
Corporate Office Properties Trust (ö)(Ñ)	51,700	2,086
Derwent London PLC (ö)	12,869	240
Douglas Emmett, Inc. (ö)(Ñ)	123,422	2,847
Great Portland Estates PLC (ö)	94,712	567
Hongkong Land Holdings, Ltd. (Æ)	257,000	772
HRPT Properties Trust (ö)(Ñ)	153,200	1,056
ICADE (Æ)(ö)	3,678	299
Japan Real Estate Investment Corp. Class A (Æ)(ö)	22	177
Kilroy Realty Corp. (ö)(Ñ)	53,600	2,562
Mack-Cali Realty Corp. (ö)	69,726	2,362
Maguire Properties, Inc. (ö)(Ñ)	12,700	76
Nomura Real Estate Office Fund, Inc. Class A (ö)	30	205
NTT Urban Development Corp. (Æ)	243	295
SL Green Realty Corp. (ö)	110,732	7,175
Societe Immobiliere de Location pour l’Industrie et le Commerce (ö)	1,209	150

		54,549

Regional Malls - 15.1%
Aeon Mall Co., Ltd.	10,800	321
General Growth Properties, Inc. (ö)(Ñ)	352,618	5,324
Macerich Co. (The) (ö)(Ñ)	204,786	13,035
Macquarie CountryWide Trust (Æ)	164,119	129
Simon Property Group, Inc. (ö)	435,496	42,243
Taubman Centers, Inc. (ö)(Ñ)	153,480	7,674
Westfield Group (ö)	158,118	2,158

		70,884

Self Storage - 6.0%
Big Yellow Group PLC (ö)	7,857	46
Extra Space Storage, Inc. (ö)(Ñ)	277,050	4,255
Public Storage (ö)(Ñ)	237,921	23,557
Safestore Holdings, Ltd. (Æ)	41,112	95

		27,953

Shopping Centers - 11.2%
Acadia Realty Trust (ö)(Ñ)	59,527	1,505
Corio NV (ö)	10,567	757
Developers Diversified Realty Corp. (ö)(Ñ)	114,600	3,632
Eurocommercial Properties NV (ö)	3,321	145
Federal Realty Investment Trust (ö)(Ñ)	208,834	17,876

	Principal Amount ($) or Shares	Market Value $
Hammerson PLC (Æ)(ö)	37,162	648
Kimco Realty Corp. (ö)	254,200	9,390
Kite Realty Group Trust (ö)	90,500	995
Klepierre - GDR (ö)	658	26
Liberty International PLC (Æ)(ö)	6,084	106
Link REIT (The) (ö)	95,646	198
Mercialys SA (ö)	7,764	331
Primaris Retail Real Estate Investment Trust (ö)	6,720	103
Regency Centers Corp. (ö)(Ñ)	221,001	14,739
Saul Centers, Inc. (ö)	9,500	480
Tanger Factory Outlet Centers (ö)(Ñ)	31,200	1,366
Weingarten Realty Investors (ö)	6,793	242

		52,539

Specialty - 4.3%
Digital Realty Trust, Inc. (ö)(Ñ)	217,141	10,260
DuPont Fabros Technology, Inc. (ö)	170,427	2,599
Plum Creek Timber Co., Inc. (ö)(Ñ)	53,996	2,692
Rayonier, Inc. (ö)(Ñ)	100,100	4,740

		20,291

Total Common Stocks
(cost $373,540)		454,167

Short-Term Investments - 3.4%
Russell Investment Company Money Market Fund	15,978,000	15,978

Total Short-Term Investments
(cost $15,978)		15,978

Other Securities - 33.4%
State Street Securities Lending Quality Trust (×)	157,269,202	157,269

Total Other Securities
(cost $157,269)		157,269

Total Investments - 133.4%
(identified cost $546,787)		627,414

Other Assets and Liabilities, Net - (33.4%)		(156,943)

Net Assets - 100.0%		470,471

See accompanying notes which are an integral part of the financial statements.

36	Real Estate Securities Fund

Russell Investment Funds

Real Estate Securities Fund

Schedule of Investments, continued — September 30, 2008 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	33	AUD	41	10/1/2008	—
USD	42	AUD	52	10/1/2008	1
USD	8	AUD	10	10/2/2008	—
USD	5	GBP	3	10/1/2008	—
USD	9	GBP	5	10/1/2008	—
USD	16	GBP	9	10/1/2008	—
USD	22	GBP	12	10/1/2008	—
USD	28	GBP	15	10/1/2008	—
USD	50	GBP	28	10/1/2008	1
USD	—	GBP	—	10/2/2008	—
USD	6	GBP	4	10/2/2008	—
USD	9	GBP	5	10/2/2008	—
USD	11	GBP	6	10/2/2008	—
USD	14	GBP	8	10/2/2008	—
USD	1	HKD	10	10/2/2008	—
USD	27	HKD	210	10/2/2008	—
USD	11	SGD	16	10/2/2008	—
USD	5	SGD	7	10/3/2008	—
AUD	2	USD	2	10/1/2008	—
AUD	24	USD	19	10/1/2008	—
AUD	1	USD	1	10/2/2008	—
AUD	5	USD	4	10/2/2008	—
AUD	15	USD	12	10/2/2008	—
AUD	38	USD	30	10/2/2008	—
EUR	1	USD	2	10/1/2008	—
EUR	11	USD	16	10/1/2008	—
EUR	3	USD	4	10/2/2008	—
EUR	7	USD	10	10/2/2008	—
HKD	35	USD	5	10/2/2008	—
HKD	49	USD	6	10/2/2008	—
JPY	417	USD	4	10/1/2008	—
JPY	8,388	USD	81	10/1/2008	(2)
JPY	400	USD	4	10/2/2008	—
JPY	8,436	USD	79	10/2/2008	—

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					—

See accompanying notes which are an integral part of the financial statements.

Real Estate Securities Fund	37

Russell Investment Funds

Core Bond Fund

Schedule of Investments — September 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Long-Term Investments - 104.7%
Asset-Backed Securities - 3.3%
ACE Securities Corp. (Ê) Series 2003-OP1 Class M2 4.707% due 12/25/33	39	33
Series 2005-SD3 Class A 3.607% due 08/25/45	191	170
Aegis Asset Backed Securities Trust (Ê) Series 2003-3 Class M2 5.682% due 01/25/34	110	64
American Express Credit Account Master Trust (Ê)(Å) Series 2004-C Class C 2.988% due 02/15/12	32	31
BA Credit Card Trust (Ê)(Ñ) Series 2008-A1 Class A1 3.068% due 04/15/13	200	196
Bayview Financial Acquisition Trust Series 2006-A Class 1A3 5.865% due 02/28/41	190	150
Centex Home Equity (Ê) Series 2006-A Class AV4 3.457% due 06/25/36	700	476
CIT Mortgage Loan Trust (Ê)(Å)
Series 2007-1 Class 2A2 4.457% due 10/01/37	130	65
Series 2007-1 Class 2A3 4.657% due 10/01/37	180	80
Countrywide Asset-Backed Certificates Series 2004-13 Class AF3 3.989% due 02/25/31	3	3
Series 2004-AB2 Class M3 (Ê) 3.807% due 05/25/36	95	49
Series 2004-BC1 Class M1 (Ê) 3.707% due 02/25/34	95	70
Series 2006-11 Class 1AF4 6.300% due 09/25/46	170	79
Countrywide Home Equity Loan Trust (Ê) Series 2006-HW Class 2A1B 2.638% due 11/15/36	559	411
First Franklin Mortgage Loan Asset Backed Certificates (Ê) Series 2006-FF1 Class A3 3.257% due 11/25/36	147	138
GMAC Mortgage Corp. Loan Trust Series 2007-HE3 Class 2A1 7.000% due 09/25/37	83	40

	Principal Amount ($) or Shares	Market Value $
GSAA Trust Series 2006-2 Class 2A3 (Ê) 3.477% due 12/25/35	320	282
Series 2006-4 Class 1A2 5.945% due 03/25/36	219	105
Series 2006-4 Class 3A1 6.111% due 03/25/36	1,495	974
GSAMP Trust (Ê) Series 2003-HE2 Class M1 3.857% due 08/25/33	82	67
Series 2004-SEA Class A2A 3.497% due 03/25/34	35	34
HFC Home Equity Loan Asset Backed Certificates (Ê) Series 2005-1 Class A 3.478% due 01/20/34	204	176
Series 2007-1 Class AS 3.388% due 03/20/36	854	731
Series 2007-3 Class APT 3.671% due 11/20/36	376	307
HSI Asset Securitization Corp. Trust (Ê) Series 2006-HE2 Class 2A1 3.257% due 12/25/36	49	46
Indymac Residential Asset Backed Trust (Ê) Series 2006-H2 Class A 2.620% due 06/28/36	366	202
MASTR Asset Backed Securities Trust (Ê) Series 2003-WMC Class M2 5.682% due 08/25/33	57	34
Series 2006-WMC Class A4 3.367% due 08/25/36	850	386
Morgan Stanley ABS Capital I (Ê) Series 2003-NC8 Class M3 6.357% due 09/25/33	33	16
Series 2006-HE7 Class A2A 3.257% due 09/25/36	290	286
New Century Home Equity Loan Trust (Ê) Series 2004-4 Class M2 3.737% due 02/25/35	215	172
Option One Mortgage Loan Trust (Ê) Series 2003-2 Class M2 5.757% due 04/25/33	41	9
Series 2003-3 Class M3 5.207% due 06/25/33	33	9
Series 2003-4 Class M2 4.857% due 07/25/33	28	16
Park Place Securities, Inc. (Ê) Series 2005-WCW Class M1 3.657% due 09/25/35	210	163

38	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Popular ABS Mortgage Pass-Through Trust Series 2005-6 Class A3 5.680% due 01/25/36	230	218
Renaissance Home Equity Loan Trust Series 2005-1 Class M1 5.357% due 05/25/35	80	59
Series 2005-2 Class AF4 4.934% due 08/25/35	85	81
Series 2006-1 Class AF6 5.746% due 05/25/36	175	140
Residential Asset Mortgage Products, Inc. Series 2003-RS1 Class AI6A 5.980% due 12/25/33	167	130
Series 2006-RZ4 Class A1A (Ê) 3.287% due 10/25/36	368	343
Residential Asset Securities Corp. Series 2003-KS2 Class MI1 4.800% due 04/25/33	314	229
Series 2003-KS2 Class MI3 6.100% due 04/25/33	69	25
Series 2006-KS9 Class AI1 (Ê) 3.277% due 11/25/36	84	82
Series 2007-KS2 Class AI1 (Ê) 3.277% due 02/25/37	266	249
SBI Heloc Trust (Ê)(Å) Series 2006-1A Class 1A2A 3.377% due 08/25/36	76	74
SLM Student Loan Trust (Ê) Series 2007-3 Class A1 2.790% due 10/27/14	399	395
Series 2008-2 Class A1 3.100% due 01/26/15	96	95
Series 2008-7 Class A2 3.364% due 10/25/17	2,800	2,720
Small Business Administration Series 2000-P10 Class 1 7.449% due 08/10/10	5	5
Soundview Home Equity Loan Trust Series 2006-WF1 Class A2 5.645% due 10/25/36	290	277
Structured Asset Investment Loan Trust (Ê) Series 2005-3 Class M2 3.647% due 04/25/35	120	64
Structured Asset Securities Corp. Series 2004-21X Class 1A3 4.440% due 12/25/34	345	330
Series 2006-BC3 Class A2 (Ê) 3.257% due 10/25/36	111	106

	Principal Amount ($) or Shares	Market Value $
VTB 24 Capital PLC (Ê) 3.635% due 12/07/09	100	91

		11,783

Corporate Bonds and Notes - 16.6%
Ace Capital Trust II 9.700% due 04/01/30	175	162
Allied Waste NA, Inc. Series B 7.125% due 05/15/16	90	84
Allstate Life Global Funding Trusts 5.375% due 04/30/13	200	193
American Electric Power Co., Inc. Series C 5.375% due 03/15/10	35	35
American Express Bank FSB Series BKNT 5.500% due 04/16/13	300	275
6.000% due 09/13/17	400	334
American Express Centurion Bank Series BKN1 6.000% due 09/13/17	400	335
American Express Co. (Ñ) 7.000% due 03/19/18	200	177
American General Finance Corp. 4.875% due 05/15/10	225	140
6.900% due 12/15/17	400	186
American International Group, Inc. 4.700% due 10/01/10 (Ñ)	20	14
5.375% due 10/18/11 (Ñ)	195	124
5.050% due 10/01/15 (Ñ)	265	143
5.850% due 01/16/18	900	452
Americo Life, Inc. (Å) 7.875% due 05/01/13	75	74
Amgen, Inc. 6.900% due 06/01/38	1,000	969
ANZ Capital Trust (ƒ)(Å) 4.484% due 12/31/49	225	219
Appalachian Power Co. Series O 5.650% due 08/15/12	65	64
ArcelorMittal USA 6.500% due 04/15/14	210	213
Arizona Public Service Co. 5.800% due 06/30/14	100	93
6.250% due 08/01/16	150	139
AT&T, Inc. 4.950% due 01/15/13	200	192
5.500% due 02/01/18	200	178

Core Bond Fund	39

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

6.300% due 01/15/38	975	808
6.400% due 05/15/38	150	126
Atmos Energy Corp. 6.350% due 06/15/17	65	61
Bank of America Corp. 2.918% due 11/06/09 (Ê)	100	98
5.625% due 10/14/16	115	96
6.000% due 09/01/17	335	289
5.750% due 12/01/17	490	416
5.650% due 05/01/18 (Ñ)	175	147
8.000% due 12/29/49 (ƒ)	2,500	1,980
8.125% due 12/29/49 (ƒ)	375	303
Bank of America NA (Ê) Series BKNT 3.099% due 06/15/16	200	180
BankAmerica Capital III (Ê) Series * 3.361% due 01/15/27	350	260
Bear Stearns Cos. LLC (The) 3.186% due 07/19/10 (Ê)	600	588
6.950% due 08/10/12	600	606
7.250% due 02/01/18	450	433
Bellsouth Telecommunications, Inc. (Ñ) 7.000% due 12/01/95	245	201
BNP Paribas Capital Trust (ƒ)(Å) 9.003% due 12/29/49	450	414
Boardwalk Pipelines, LP 5.875% due 11/15/16	225	211
Burlington Northern Santa Fe Corp. 6.875% due 12/01/27	25	25
6.750% due 03/15/29	10	10
Calpine Construction Finance Co., LP and CCFC Finance Corp. (Ê)(Å) 11.603% due 08/26/11	300	315
Cargill, Inc. (Å) 5.200% due 01/22/13	250	242
Caterpillar Financial Services Corp. 4.850% due 12/07/12	100	97
Catlin Insurance Co., Ltd. (ƒ)(Å) 7.249% due 12/31/49	100	45
CenterPoint Energy Houston Electric LLC Series J2 5.700% due 03/15/13	110	107
CenterPoint Energy Resources Corp. 6.125% due 11/01/17	50	45
Series B (Ñ) 7.875% due 04/01/13	165	169
CHS/Community Health Systems, Inc. (Ñ) 8.875% due 07/15/15	235	223

	Principal Amount ($) or Shares	Market Value $
Chubb Corp. 6.375% due 03/29/67	175	133
Series 1 6.500% due 05/15/38	50	45
Citigroup Capital XXI 8.300% due 12/21/77	100	75
Citigroup, Inc. 3.799% due 12/28/09 (Ê)	400	387
5.500% due 08/27/12	200	180
5.500% due 04/11/13	700	611
5.850% due 07/02/13	425	373
6.500% due 08/19/13	565	502
4.700% due 05/29/15	50	39
5.850% due 08/02/16 (Ñ)	55	46
6.000% due 08/15/17	400	339
6.125% due 11/21/17	405	343
6.125% due 08/25/36	300	195
6.875% due 03/05/38	325	266
8.400% due 04/29/49 (ƒ)	1,050	715
Clorox Co. 4.200% due 01/15/10	100	99
CNA Financial Corp. 6.500% due 08/15/16	125	115
Columbus Southern Power Co. Series C 5.500% due 03/01/13	10	10
Comcast Cable Communications Holdings, Inc. 9.455% due 11/15/22	125	137
Comcast Cable Holdings LLC 9.800% due 02/01/12	180	197
7.875% due 08/01/13	245	255
Comcast Corp. 5.500% due 03/15/11	100	98
Comcast Holdings Corp. 10.625% due 07/15/12	125	136
Commonwealth Edison Co. 6.950% due 07/15/18	50	48
5.900% due 03/15/36	75	61
Series 105 5.400% due 12/15/11	125	122
Continental Airlines, Inc. Series A 5.983% due 04/19/22	150	116
Countrywide Financial Corp. Series MTN 5.800% due 06/07/12	100	84
Countrywide Home Loans, Inc. Series MTNL 4.000% due 03/22/11	290	250

40	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

COX Communications, Inc. 4.625% due 01/15/10	350	345
5.875% due 12/01/16 (Å)	75	69
Credit Suisse USA, Inc. 4.875% due 08/15/10 (Ñ)	65	65
5.500% due 08/15/13	45	42
4.875% due 01/15/15	55	49
CSC Holdings, Inc. 6.750% due 04/15/12	90	82
CSX Corp. 6.250% due 03/15/18	75	68
DCP Midstream LLC 6.875% due 02/01/11	20	20
Dell, Inc. (Å) 4.700% due 04/15/13	400	385
Delta Air Lines, Inc. Series 00-1 7.570% due 11/18/10	205	186
Series 01-1 7.111% due 09/18/11	100	92
Detroit Edison Co. (The) 6.350% due 10/15/32	50	45
Dominion Resources, Inc. Series B 6.250% due 06/30/12	66	67
DPL, Inc. 6.875% due 09/01/11	193	197
Echostar DBS Corp. 7.125% due 02/01/16	125	100
El Paso Corp. 8.050% due 10/15/30	200	173
El Paso Natural Gas Co. 7.500% due 11/15/26	100	91
Energy Transfer Partners, LP (Ñ) 5.950% due 02/01/15	325	308
6.700% due 07/01/18	200	190
Enterprise Products Operating LLC 6.500% due 01/31/19	100	93
Enterprise Products Operating, LP 4.950% due 06/01/10	125	124
8.375% due 08/01/66	100	93
Federal Express Corp. 7.600% due 07/01/97	75	78
Fifth Third Bancorp 8.250% due 03/01/38	1,100	834
FirstEnergy Corp. Series B 6.450% due 11/15/11	280	281

	Principal Amount ($) or Shares	Market Value $
Series C 7.375% due 11/15/31	125	116
Fiserv, Inc. 6.125% due 11/20/12	200	194
Ford Motor Credit Co. LLC 7.875% due 06/15/10	200	153
Freeport-McMoRan Copper & Gold, Inc. 8.375% due 04/01/17	325	320
Frontier Communications Corp. 9.250% due 05/15/11	125	125
General Electric Capital Corp. 2.856% due 01/20/10 (Ê)	200	199
5.875% due 01/14/38	300	221
6.375% due 11/15/67	1,900	1,537
Series GMTN (Ñ) 5.500% due 04/28/11	220	211
Series MTN (Ê) 2.825% due 10/26/09	100	99
Series MTNA 5.450% due 01/15/13	405	378
General Electric Co. 5.250% due 12/06/17	150	131
Goldman Sachs Group, Inc. (The) 4.750% due 07/15/13	350	302
6.250% due 09/01/17	600	502
6.750% due 10/01/37	800	534
Series MTNB (Ê) 3.191% due 07/22/15	100	62
Goldman Sachs Group, LP 4.500% due 06/15/10	125	116
GrafTech Finance, Inc. 10.250% due 02/15/12	12	12
Harrah’s Operating Co., Inc. 5.500% due 07/01/10	125	94
HCA, Inc. 9.125% due 11/15/14 (Ñ)	125	122
9.250% due 11/15/16	235	229
HCP, Inc. 5.950% due 09/15/11	300	283
Historic TW, Inc. 8.050% due 01/15/16	195	190
HSBC Finance Corp. (Ê) 2.846% due 10/21/09	100	95
2.899% due 03/12/10	300	282
3.053% due 05/10/10	100	92
Idearc, Inc. 8.000% due 11/15/16	125	34

Core Bond Fund	41

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

ING Capital Funding Trust III (ƒ) 8.439% due 12/29/49	275	254
International Lease Finance Corp. 4.950% due 02/01/11	100	74
International Paper Co. 5.850% due 10/30/12	510	486
iStar Financial, Inc. Series B 5.125% due 04/01/11	200	102
Jackson National Life Fund LLC 3.073% due 08/06/11	2,800	2,674
Jersey Central Power & Light Co. (Ñ) 5.625% due 05/01/16	90	82
JP Morgan Chase Capital XIII (Ê) Series M 4.712% due 09/30/34	480	370
JPMorgan Chase & Co. 5.375% due 01/15/14 (Ñ)	170	166
6.000% due 01/15/18	200	182
6.400% due 05/15/38	323	279
Series 1 (ƒ) 7.900% due 04/29/49	840	707
JPMorgan Chase Bank NA Series BKNT 5.875% due 06/13/16	70	65
6.000% due 10/01/17	400	367
Kerr-McGee Corp. 6.950% due 07/01/24	125	118
KeyBank NA (Ê) Series BKNT 5.061% due 06/02/10	300	299
Kinder Morgan Energy Partners, LP (Ñ) 5.950% due 02/15/18	700	624
Kraft Foods, Inc. 6.500% due 08/11/17	100	96
6.125% due 02/01/18	200	187
L-3 Communications Corp. Series B 6.375% due 10/15/15	125	115
Lehman Brothers Holdings, Inc. (Ø) 2.951% due 05/25/10	200	25
5.625% due 01/24/13	200	25
6.200% due 09/26/14	200	25
Manufacturers & Traders Trust Co. 5.585% due 12/28/20	84	64
Merrill Lynch & Co., Inc. 2.893% due 12/04/09 (Ê)	200	190
6.050% due 08/15/12	100	94

	Principal Amount ($) or Shares	Market Value $
5.450% due 02/05/13	200	180
6.400% due 08/28/17	325	281
6.875% due 04/25/18	500	442
MetLife, Inc.
6.125% due 12/01/11	205	207
6.400% due 12/15/36 (Ñ)	100	62
Series A (Ñ) 6.817% due 08/15/18	200	189
Metropolitan Life Global Funding I (Ê)(Å) 2.847% due 05/17/10	400	395
Midamerican Energy Holdings Co. 5.750% due 04/01/18	125	115
6.125% due 04/01/36	150	126
Miller Brewing Co. (Å) 5.500% due 08/15/13	110	109
Mirant Mid Atlantic Pass Through Trust Series A 8.625% due 06/30/12	295	305
Mohegan Tribal Gaming Authority (Ñ) 8.000% due 04/01/12	125	106
Morgan Stanley 4.904% due 05/14/10 (Ê)	400	292
4.250% due 05/15/10 (Ñ)	435	353
6.750% due 04/15/11	65	48
5.375% due 10/15/15	125	77
6.250% due 08/28/17	100	62
5.950% due 12/28/17	125	78
6.625% due 04/01/18	450	298
Series GMTN 5.750% due 08/31/12	125	88
Series MTN (Ê) 2.881% due 01/15/10	300	231
Nationwide Life Global Funding I (Ê)(Å) 3.009% due 05/19/10	1,900	1,896
Nelnet, Inc. 7.400% due 09/29/36	125	84
Nevada Power Co. Series L 5.875% due 01/15/15	100	94
New Cingular Wireless Services, Inc. (Ñ) 7.875% due 03/01/11	150	158
News America Holdings, Inc. 7.900% due 12/01/95	90	87
8.250% due 10/17/96	20	20
News America, Inc. 6.650% due 11/15/37	225	189
NGPL PipeCo LLC (Å) 6.514% due 12/15/12	200	200

42	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Nisource Finance Corp. 7.875% due 11/15/10	125	129
6.400% due 03/15/18	145	130
Norfolk Southern Corp. 7.900% due 05/15/97	415	438
Ohio Power Co. (Ñ) Series F 5.500% due 02/15/13	20	19
Oncor Electric Delivery Co. (Ñ)(Å) 6.800% due 09/01/18	550	489
ONEOK Partners, LP 6.650% due 10/01/36	100	88
6.850% due 10/15/37	100	90
Pacific Gas & Electric Co. (Ñ) 4.200% due 03/01/11	60	59
PartnerRe Finance II 6.440% due 12/01/66	50	36
Philip Morris International, Inc. 5.650% due 05/16/18	350	324
6.375% due 05/16/38 (Ñ)	100	88
Phoenix Life Insurance Co. (Å) 7.150% due 12/15/34	150	143
PNC Bank NA (Ñ) Series BKNT 6.875% due 04/01/18	250	239
Progress Energy, Inc. 7.100% due 03/01/11	77	79
5.625% due 01/15/16	40	38
Public Service Co. of New Mexico 7.950% due 05/15/18	260	245
Qwest Corp. 7.625% due 06/15/15	100	87
RBS Capital Trust III (ƒ) 5.512% due 09/29/49	200	162
Reckson Operating Partnership, LP 5.150% due 01/15/11	92	86
Reinsurance Group of America, Inc. 6.750% due 12/15/65	75	49
Rohm & Haas Co. (Ñ) 6.000% due 09/15/17	100	93
Sabine Pass LNG, LP (Ñ) 7.250% due 11/30/13	275	217
Simon Property Group, LP 5.600% due 09/01/11	200	197
5.300% due 05/30/13	765	715
6.100% due 05/01/16	130	119
6.125% due 05/30/18	175	155

	Principal Amount ($) or Shares	Market Value $
SLM Corp. 5.400% due 10/25/11 (Ñ)	100	70
5.125% due 08/27/12	75	49
8.450% due 06/15/18	100	68
Sprint Capital Corp. 7.625% due 01/30/11	275	250
State Street Capital Trust III (ƒ) 8.250% due 12/29/49	200	196
Sun Life Financial Global Funding, LP (Ê)(Å) 3.041% due 07/06/10	1,500	1,479
Swiss Re Capital I, LP (ƒ)(Å) 6.854% due 05/29/49	225	191
Symetra Financial Corp. (Å) 6.125% due 04/01/16	150	121
Target Corp. (Ñ) 5.125% due 01/15/13	400	401
Tennessee Gas Pipeline Co. (Ñ) 7.000% due 10/15/28	50	43
TEPPCO Partners, LP (Ñ) 6.650% due 04/15/18	250	248
Time Warner Cable, Inc. 5.400% due 07/02/12	300	285
6.550% due 05/01/37	75	61
Time Warner, Inc. 5.875% due 11/15/16	400	352
Travelers Cos., Inc. (The) 5.375% due 06/15/12	40	40
6.250% due 06/15/37	100	87
Union Electric Co. 6.400% due 06/15/17	205	195
Union Pacific Corp. 6.125% due 01/15/12	120	122
5.700% due 08/15/18	400	373
United States Steel Corp. 5.650% due 06/01/13	35	31
6.050% due 06/01/17	95	83
6.650% due 06/01/37	40	30
UnitedHealth Group, Inc. 5.250% due 03/15/11	95	94
4.875% due 02/15/13	200	191
6.000% due 06/15/17	35	32
6.500% due 06/15/37	45	37
Valero Energy Corp. 6.625% due 06/15/37	225	194
Verizon Communications, Inc. 6.100% due 04/15/18 (Ñ)	125	115
6.400% due 02/15/38	175	146
Wachovia Capital Trust III (ƒ) 5.800% due 03/15/42	125	53

Core Bond Fund	43

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Wachovia Corp. 5.625% due 10/15/16	100	62
5.750% due 06/15/17 (Ñ)	155	116
5.750% due 02/01/18	500	375
7.980% due 02/28/49 (ƒ)(Ñ)	3,585	1,498
Wells Fargo & Co. 4.375% due 01/31/13	450	414
5.625% due 12/11/17 (Ñ)	800	735
Wells Fargo Capital XIII (ƒ) Series GMTN 7.700% due 12/29/49	150	131
Wells Fargo Capital XV (ƒ) 9.750% due 12/29/49	150	146
Windstream Corp. Series WI 8.625% due 08/01/16	375	346
XTO Energy, Inc. 6.500% due 12/15/18	325	314
ZFS Finance USA Trust I (Å) 6.150% due 12/15/65	500	363

		59,070

International Debt - 5.3%
America Movil SAB de CV 5.500% due 03/01/14	100	94
ANZ National International, Ltd. (Å) 6.200% due 07/19/13	600	596
ArcelorMittal (Å) 6.125% due 06/01/18	300	266
Argentina Bonos (Ê) 3.092% due 08/03/12	460	166
AstraZeneca PLC 5.900% due 09/15/17	100	98
AXA SA (ƒ)(Å) 6.463% due 12/14/18	100	57
Ballyrock CDO, Ltd. (Ê)(Å) Series 2005-3A Class A2 3.030% due 07/25/17	1,000	800
Barclays Bank PLC 5.450% due 09/12/12	1,300	1,296
6.050% due 12/04/17 (Å)	200	186
Barrick Gold Financeco LLC 6.125% due 09/15/13	270	265
Black Diamond CLO, Ltd. (Ê)(Å) Series 2007-1A Class AD 3.043% due 04/29/19	1,000	825
BNP Paribas (ƒ)(Å) 5.186% due 06/29/49	300	230

	Principal Amount ($) or Shares	Market Value $
Callidus Debt Partners Fund, Ltd. (Ê)(Å) Series 2003-2A Class A 3.304% due 05/15/15	1,000	770
Canadian Natural Resources, Ltd. 5.150% due 02/01/13	100	93
5.700% due 05/15/17	75	66
6.500% due 02/15/37 (Ñ)	100	80
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/09	200	201
Credit Suisse NY 5.000% due 05/15/13	330	306
Deutsche Bank AG/London (Ñ) 6.000% due 09/01/17	600	567
Deutsche Telekom International Finance BV 8.500% due 06/15/10	60	62
5.375% due 03/23/11	75	73
8.750% due 06/15/30	100	97
DnB NOR Bank ASA (Ê)(Å) 2.858% due 10/13/09	1,000	998
Egypt Government AID Bonds 4.450% due 09/15/15	295	303
EnCana Corp. 6.500% due 02/01/38	225	182
Endurance Specialty Holdings, Ltd. (Ñ) 6.150% due 10/15/15	100	84
Enel Finance International SA (Å) 6.250% due 09/15/17	600	597
HBOS PLC (Å) 6.750% due 05/21/18	825	692
HSBC Holdings PLC 6.500% due 05/02/36	100	83
6.500% due 09/15/37	100	85
Inco, Ltd. 5.700% due 10/15/15	175	161
Inmarsat Finance PLC (Step Up, 10.375%, 11/15/08) Zero coupon due 11/15/12	125	123
Ispat Inland ULC 9.750% due 04/01/14	689	728
Korea Development Bank (Ê) 2.928% due 04/03/10	900	889
Korea Electric Power Corp. (Å) 5.125% due 04/23/34	60	59
Morgan Stanley (Ê) 5.293% due 03/01/13	600	586
MUFG Capital Finance 1, Ltd. (ƒ) 6.346% due 07/29/49	200	151
National Australia Bank, Ltd. (Å) 5.350% due 06/12/13	800	769

44	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Ras Laffan Liquefied Natural Gas Co., Ltd. III (Å) 5.838% due 09/30/27	250	216
Resona Bank, Ltd. (ƒ)(Å) 5.850% due 09/29/49	100	74
Resona Preferred Global Securities Cayman, Ltd. (ƒ)(Å) 7.191% due 12/29/49	325	241
Rogers Communications, Inc. 6.800% due 08/15/18	200	189
Royal Bank of Scotland Group PLC
6.990% due 10/29/49 (ƒ)(Å)	450	335
Series 1 (ƒ)
9.118% due 03/31/49	700	679
Santander Perpetual SA Unipersonal (ƒ)(Å) 6.671% due 10/29/49	300	280
SMFG Preferred Capital, Ltd. (Å)	100	71
Sumitomo Mitsui Banking Corp. (ƒ)(Å) 5.625% due 07/29/49	300	240
Systems 2001 AT LLC (Å) 7.156% due 12/15/11	77	77
Telecom Italia Capital SA 4.875% due 10/01/10 (Ñ)	150	146
6.200% due 07/18/11	255	255
7.721% due 06/04/38	200	166
Thomson Reuters Corp. (Ñ) 6.500% due 07/15/18	225	215
TransCapitalInvest, Ltd. for OJSC AK Transneft (Å) 8.700% due 08/07/18	100	89
Transocean, Inc. 6.800% due 03/15/38	150	138
UBS AG 3.714% due 05/05/10 (Ê)	700	697
Series DPNT
5.875% due 12/20/17	400	355
5.750% due 04/25/18	100	87
Venezuela Government International Bond 6.000% due 12/09/20	130	74
VTB Capital SA 6.875% due 05/29/18	140	106
Series 144a (Å) 6.609% due 10/31/12	130	104
Westfield Capital Corp., Ltd. / WT Finance Aust Pty Ltd / WEA Finance LLC (Å) 5.125% due 11/15/14	125	111
Westfield Group (Å) 5.400% due 10/01/12	125	115

	Principal Amount ($) or Shares	Market Value $
Xstrata Canada Corp. 7.250% due 07/15/12	50	51
6.000% due 10/15/15	45	41

		18,836

Loan Agreements - 0.4%
Adam Aircraft Industries, Term Loan (Å) 14.890% due 05/01/12	56	6
NRG Energy, Inc. Term Loan B 4.301% due 02/01/13	1,579	1,390

		1,396

Mortgage-Backed Securities - 74.4%
ABN Amro Mortgage Corp. Series 2003-13 Class A3 5.500% due 01/25/34	1,687	1,313
Access Group, Inc. (Ê) Series 2008-1 Class A 4.093% due 10/27/25	900	890
Accredited Mortgage Loan Trust (Ê) Series 2004-2 Class A2 3.507% due 07/25/34	37	17
Adjustable Rate Mortgage Trust (Ê) Series 2004-5 Class 2A1 5.001% due 04/25/35	78	67
Series 2005-3 Class 8A2 3.447% due 07/25/35	132	84
American Home Mortgage Assets (Ê) Series 2007-4 Class A2 3.397% due 08/25/37	1,060	399
American Home Mortgage Investment Trust (Ê) Series 2004-4 Class 4A 4.390% due 02/25/45	110	74
Series 2005-2 Class 5A2 2.622% due 09/25/35	1	1
Ameriquest Mortgage Securities, Inc. (Ê) Series 2002-D Class M1 6.957% due 02/25/33	90	49
Series 2004-R8 Class A5 2.842% due 09/25/34	18	17
Banc of America Alternative Loan Trust Series 2003-2 Class CB2 (Ê) 3.707% due 04/25/33	75	69
Series 2003-10 Class 2A2 (Ê) 3.657% due 12/25/33	183	156
Series 2006-5 Class CB17 6.000% due 06/25/36	203	162
Banc of America Commercial Mortgage, Inc. Series 2004-3 Class A3 4.875% due 06/10/39	229	227

Core Bond Fund	45

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-2 Class A4 4.783% due 07/10/43	333	314
Series 2005-3 Class A2 4.501% due 07/10/43	150	146
Series 2005-5 Class A4 5.115% due 10/10/45	500	451
Series 2006-1 Class A4 5.372% due 09/10/45	280	248
Series 2006-2 Class A4 5.929% due 05/10/45	200	181
Banc of America Funding Corp. Series 2005-D Class A1 (Ê) 4.115% due 05/25/35	129	110
Series 2006-3 Class 5A8 5.500% due 03/25/36	475	395
Series 2006-A Class 3A2 5.858% due 02/20/36	165	110
Series 2006-A Class 4A1 (Ê) 5.563% due 02/20/36	443	371
Banc of America Mortgage Securities, Inc. Series 2003-9 Class 1A12 (Ê) 3.657% due 12/25/33	353	340
Series 2004-1 Class 5A1 6.500% due 09/25/33	13	12
Series 2004-2 Class 1A9 (Ê) 2.922% due 03/25/34	182	172
Series 2004-11 Class 2A1 5.750% due 01/25/35	381	350
Series 2005-H Class 2A5 (Ê) 4.801% due 09/25/35	220	191
Series 2005-L Class 3A1 (Ê) 5.462% due 01/25/36	224	197
Series 2006-2 Class A15 6.000% due 07/25/36	227	222
Series 2006-B Class 1A1 (Ê) 6.144% due 11/20/36	125	92
Series 2007-3 Class 1A1 6.000% due 09/25/37	845	686
Bear Stearns Adjustable Rate Mortgage Trust (Ê) Series 2003-1 Class 6A1 5.032% due 04/25/33	55	53
Series 2003-8 Class 4A1 4.652% due 01/25/34	104	97
Series 2004-1 Class 21A1 4.448% due 04/25/34	90	83
Series 2004-9 Class 22A1 4.771% due 11/25/34	86	79

	Principal Amount ($) or Shares	Market Value $
Series 2005-2 Class A1 4.125% due 03/25/35	1,394	1,295
Series 2005-3 Class 2A1 5.075% due 06/25/35	290	237
Bear Stearns Alt-A Trust Series 2005-4 Class 23A1 5.369% due 05/25/35	216	184
Series 2005-7 Class 22A1 5.505% due 09/25/35	102	82
Bear Stearns Alt-A Trust II Series 2007-1 Class 1A1 6.246% due 09/25/47	879	589
Bear Stearns Commercial Mortgage Securities Series 2006-PW1 Class A4 5.540% due 09/11/41	1,000	891
Bear Stearns Mortgage Funding Trust (Ê) Series 2006-AR2 Class 1A1 3.407% due 09/25/46	853	513
Series 2006-AR2 Class 2A1 3.437% due 10/25/36	776	454
Chase Mortgage Finance Corp. Series 2003-S8 Class A1 4.500% due 09/25/18	140	129
Series 2006-S4 Class A3 6.000% due 12/25/36	229	200
Series 2006-S4 Class A4 6.000% due 12/25/36	145	138
Series 2007-A1 Class 1A3 (Ê) 4.422% due 02/25/37	635	585
Citigroup Mortgage Loan Trust, Inc. (Ê) Series 2005-11 Class A2A 4.700% due 12/25/35	74	69
Series 2006-WFH Class A2 2.572% due 10/25/36	1,000	960
Series 2007-AR8 Class 2A1A 5.913% due 08/25/37	214	174
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class A4 5.400% due 07/15/44	1,340	1,229
Series 2006-CD3 Class A5 5.617% due 10/15/48	190	169
Citimortgage Alternative Loan Trust Series 2006-A3 Class 1A5 6.000% due 07/25/36	137	117
Commercial Mortgage Pass Through Certificates Series 2006-C8 Class A4 5.306% due 12/10/46	200	173

46	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-C9 Class A4 6.010% due 12/10/49	360	310
Countrywide Alternative Loan Trust Series 2005-32T Class A7 (Ê) 3.457% due 08/25/35	133	117
Series 2005-J8 Class 1A3 5.500% due 07/25/35	196	157
Series 2005-J13 Class 2A3 5.500% due 11/25/35	129	109
Series 2006-9T1 Class A7 6.000% due 05/25/36	101	79
Series 2006-43C Class 1A7 6.000% due 02/25/37	272	207
Series 2006-J2 Class A3 6.000% due 04/25/36	151	132
Series 2006-OA1 Class 2A1 (Ê) 3.398% due 03/20/46	580	357
Series 2006-OA1 Class 4A1 (Ê) 3.397% due 08/25/46	637	374
Series 2006-OA1 Class A1 (Ê) 3.368% due 02/20/47	766	467
Series 2007-15C Class A5 5.750% due 07/25/37	889	665
Series 2007-J2 Class 2A1 6.000% due 07/25/37	256	157
Series 2007-OA1 Class A1A (Ê) 4.459% due 04/25/43	961	507
Countrywide Home Loan Mortgage Pass Through Trust Series 2003-8 Class A2 (Ê) 2.972% due 05/25/18	152	145
Series 2003-52 Class A1 4.673% due 02/19/34	208	194
Series 2004-16 Class 1A1 (Ê) 3.607% due 09/25/34	158	107
Series 2004-22 Class A3 4.796% due 11/25/34	213	187
Series 2004-HYB Class 1A1 4.719% due 02/20/35	366	325
Series 2004-HYB Class A2 4.544% due 11/20/34	92	72
Series 2005-3 Class 1A2 (Ê) 3.497% due 04/25/35	27	17
Series 2005-HYB Class 2A1 4.904% due 08/20/35	380	295
Series 2005-HYB Class 3A2A (Ê) 5.250% due 02/20/36	67	52
Series 2006-OA5 Class 2A1 (Ê) 3.407% due 04/25/46	737	445

	Principal Amount ($) or Shares	Market Value $
Series 2007-18 Class 2A1 6.500% due 09/25/37	245	202
Series 2007-HY1 Class 1A2 5.697% due 04/25/37	89	52
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C2 Class A2 6.300% due 11/15/30	7	7
Series 2005-9 Class 2A1 5.500% due 10/25/35	436	369
Credit Suisse Mortgage Capital Certificates Series 2006-8 Class 4A1 6.500% due 10/25/21	796	562
Deutsche ALT-A Securities, Inc. Alternate Loan Trust Series 2005-AR1 Class 2A3 4.959% due 08/25/35	465	363
Series 2007-OA1 Class A1 (Ê) 3.357% due 02/25/47	2,894	1,537
Series 2007-OA2 Class A1 (Ê) 3.242% due 04/25/47	1,569	977
DLJ Commercial Mortgage Corp. Series 1999-CG1 Class S Interest Only STRIP 1.057% due 03/10/32	2,034	12
Fannie Mae
5.190% due 2012	207	207
6.000% due 2016	12	13
4.074% due 2017 (Ê)	44	44
5.000% due 2017	459	460
6.000% due 2017	76	77
4.000% due 2018	724	702
4.500% due 2018	3,915	3,857
5.000% due 2018	197	197
4.500% due 2019	781	769
5.000% due 2019	1,002	1,002
6.000% due 2019	409	419
4.500% due 2020	342	337
5.000% due 2020	781	778
5.500% due 2020	197	199
6.000% due 2020	515	527
5.000% due 2021	1,218	1,214
5.500% due 2021	369	373
5.500% due 2022	350	353
4.500% due 2023	1,003	988
5.000% due 2023	5,798	5,792
6.500% due 2024	450	463
6.000% due 2026	962	978
6.000% due 2027	476	484
6.000% due 2028	31	31

Core Bond Fund	47

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

5.500% due 2029	92	93
6.000% due 2032	480	489
7.000% due 2032	145	153
3.823% due 2033 (Ê)	174	177
4.733% due 2033 (Ê)	82	83
5.000% due 2033	544	532
5.500% due 2033	2,422	2,422
6.000% due 2033	181	185
5.000% due 2034	635	620
5.500% due 2034	3,798	3,796
5.000% due 2035	571	557
5.500% due 2035	18,329	18,312
6.000% due 2035	146	148
4.453% due 2036 (Ê)	387	388
5.000% due 2036	3,539	3,454
5.500% due 2036	870	869
6.000% due 2036	4,439	4,498
6.500% due 2036	3,036	3,117
7.000% due 2036	23	24
5.000% due 2037	5,095	4,969
5.500% due 2037	3,078	3,073
5.557% due 2037 (Ê)	267	271
6.000% due 2037	3,130	3,175
6.500% due 2037	3,195	3,272
7.000% due 2037	2,108	2,206
7.500% due 2037	1,699	1,798
5.500% due 2038	3,135	3,129
6.000% due 2038	7,226	7,326
6.500% due 2038	41	42
7.000% due 2038	834	872
7.500% due 2038	916	969
Series 2003-343 Class 6 Interest Only STRIP 5.000% due 10/01/33	247	50
Series 2003-345 Class 18 Interest Only STRIP 4.500% due 12/01/18	645	86
Series 2003-345 Class 19 Interest Only STRIP 4.500% due 01/01/19	720	96
Series 2005-365 Class 12 Interest Only STRIP 5.500% due 12/01/35	967	216
Series 2006-369 Class 8 Interest Only STRIP 5.500% due 04/01/36	199	40
15 Year TBA (Ï) 4.500%	2,910	2,834
5.000%	2,640	2,621

	Principal Amount ($) or Shares	Market Value $
5.500%	5,360	5,402
30 Year TBA (Ï)
5.000%	12,295	11,977
5.500%	23,455	23,294
6.000%	18,290	18,524
6.500%	2,520	2,584
Fannie Mae REMICS Series 1999-56 Class Z 7.000% due 12/18/29	92	98
Series 2003-32 Class FH (Ê) 3.607% due 11/25/22	280	276
Series 2003-35 Class FY (Ê) 3.607% due 05/25/18	358	355
Series 2003-78 Class FI (Ê) 3.607% due 01/25/33	286	279
Series 2004-21 Class FL (Ê) 3.557% due 11/25/32	138	135
Series 2005-79 Class FC (Ê) 2.772% due 02/25/22	127	124
Series 2006-48 Class LG Principal Only STRIP Zero coupon due 06/25/36	66	44
Fannie Mae Whole Loan Series 2003-W1 Class 1A1 6.500% due 12/25/42	36	37
Federal Home Loan Mortgage Corp. Structured Pass Through Securities (Ê) Series 2005-63 Class 1A1 4.490% due 02/25/45	29	26
First Horizon Alternative Mortgage Securities Series 2004-AA3 Class A1 (Ê) 5.305% due 09/25/34	46	41
Series 2006-AA5 Class A2 (Ê) 6.521% due 09/25/36	137	69
Series 2006-FA3 Class A6 6.000% due 07/25/36	198	183
First Horizon Asset Securities, Inc. (Ê) Series 2004-AR6 Class 2A1 4.750% due 12/25/34	41	36
Series 2005-AR5 Class 3A1 5.537% due 10/25/35	105	92
Freddie Mac 6.000% due 2016	21	22
5.000% due 2018	562	563
5.000% due 2019	630	631
5.000% due 2020	1,176	1,173
5.500% due 2020	667	676

48	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

5.376% due 2030 (Ê)	1	1
5.000% due 2033	190	186
4.884% due 2034 (Ê)	67	68
5.000% due 2035	1,954	1,906
5.873% due 2036 (Ê)	97	100
5.917% due 2036 (Ê)	180	184
5.969% due 2036 (Ê)	138	142
5.482% due 2037 (Ê)	136	138
5.523% due 2037 (Ê)	410	416
5.696% due 2037 (Ê)	554	564
5.702% due 2037 (Ê)	83	84
5.726% due 2037 (Ê)	216	220
5.767% due 2037 (Ê)	182	186
5.806% due 2037 (Ê)	176	179
5.844% due 2037 (Ê)	60	61
5.872% due 2037 (Ê)	85	86
6.000% due 2037	1,181	1,197
5.500% due 2038	5,440	5,415
6.000% due 2038	8,528	8,641
30 Year TBA (Ï) 5.500%	4,000	3,979
6.000%	1,900	1,923
Freddie Mac REMICS Series 2000-226 Class F (Ê) 2.938% due 11/15/30	15	15
Series 2003-256 Class FJ (Ê) 2.888% due 02/15/33	123	122
Series 2003-262 Class AB 2.900% due 11/15/14	166	164
Series 2004-281 Class DF (Ê) 2.938% due 06/15/23	106	104
Series 2005-294 Class FA (Ê) 2.658% due 03/15/20	197	193
Series 2005-299 Class KF (Ê) 2.888% due 06/15/35	63	62
Series 2005-301 Class IM Interest Only STRIP 5.500% due 01/15/31	136	13
Series 2006-313 Class FP (Ê)(Å) Principal Only STRIP Zero coupon due 04/15/36	128	120
Series 2006-317 Class XI (Ê)(Å) Principal Only STRIP Zero coupon due 10/15/35	126	4
Series 2006-323 Class PA 6.000% due 03/15/26	230	233
Series 2007-330 Class GL (Ê)(Å) 11.486% due 04/15/37	63	84

	Principal Amount ($) or Shares	Market Value $
Series 2007-333 Class AF (Ê) 2.638% due 10/15/20	1,706	1,667
Series 2007-333 Class BF (Ê) 2.638% due 07/15/19	306	299
Series 2007-333 Class FT (Ê) 2.638% due 08/15/19	1,221	1,193
Series 2007-334 Class FA (Ê) 2.718% due 02/15/19	1,204	1,173
Series 2008-345 Class MB 4.500% due 06/15/23	1,635	1,476
Ginnie Mae I 6.000% due 2029	11	12
6.000% due 2036	418	425
30 Year TBA (Ï) 5.500%	410	410
6.000%	255	259
Ginnie Mae II 5.375% due 2026 (Ê)	173	175
5.625% due 2027 (Ê)	10	11
4.750% due 2032 (Ê)	69	70
30 Year TBA (Ï) 6.500%	4,070	4,156
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2 Class A2 6.945% due 09/15/33	161	161
GMAC Mortgage Corp. Loan Trust Series 2004-JR1 Class A6 (Ê) 3.657% due 12/25/33	88	84
Series 2007-HE3 Class 1A1 7.000% due 09/25/37	81	45
Government National Mortgage Association (Ê) Series 1999-40 Class FE 3.038% due 11/16/29	99	99
Series 2000-29 Class F 3.688% due 09/20/30	19	19
Greenwich Capital Commercial Funding Corp. Series 2003-C2 Class A2 4.022% due 01/05/36	171	168
Series 2004-GG1 Class A7 5.317% due 06/10/36	465	438
Series 2007-GG9 Class A4 5.444% due 03/10/39	315	266
GS Mortgage Securities Corp. II Series 2006-GG6 Class A4 5.553% due 04/10/38	320	289
Series 2006-GG8 Class AAB 5.535% due 11/10/39	200	183

Core Bond Fund	49

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

GSR Mortgage Loan Trust Series 2005-AR7 Class 6A1 5.248% due 11/25/35	246	211
Harborview Mortgage Loan Trust (Ê) Series 2005-4 Class 3A1 5.145% due 07/19/35	167	145
Series 2005-14 Class 3A1A 5.301% due 12/19/35	91	83
Series 2005-16 Class 3A1A 3.280% due 01/19/36	399	259
Indymac Index Mortgage Loan Trust (Ê) Series 2005-AR1 Class A1 6.572% due 09/25/35	643	439
Series 2006-AR2 Class A2 3.287% due 11/25/36	91	87
Series 2006-AR3 Class 2A1A 3.377% due 01/25/37	747	397
Series 2006-AR9 Class 1A1 5.997% due 06/25/36	781	496
Series 2007-AR5 Class 1A1 6.332% due 05/25/37	828	566
JP Morgan Alternative Loan Trust (Ê) Series 2007-A2 Class 12A2 3.307% due 06/25/37	504	438
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2001-CIB Class A2 6.244% due 04/15/35	82	82
Series 2004-LN2 Class A1 4.475% due 07/15/41	323	310
Series 2005-LDP Class A3A1 4.871% due 10/15/42	210	201
Series 2005-LDP Class A4 4.918% due 10/15/42	325	289
5.345% due 12/15/44	390	353
Series 2006-CB1 Class A4 5.552% due 05/12/45	220	194
Series 2006-LDP Class A3 5.336% due 05/15/47	305	262
Series 2006-LDP Class A3B 5.447% due 05/15/45	250	228
Series 2006-LDP Class A4 6.065% due 04/15/45	650	588
5.399% due 05/15/45	290	252
Series 2007-CB1 Class A4 5.440% due 06/12/47	1,200	1,001
5.937% due 02/12/49	1,080	920
Series 2007-LD1 Class A4 5.882% due 02/15/51	100	85

	Principal Amount ($) or Shares	Market Value $
Series 2007-LDP Class A3 5.420% due 01/15/49	975	810
JP Morgan Mortgage Trust (Ê) Series 2005-A1 Class 6T1 5.023% due 02/25/35	126	110
Series 2007-A1 Class 2A2 4.738% due 07/25/35	753	692
LB-UBS Commercial Mortgage Trust Series 2006-C1 Class A4 5.156% due 02/15/31	1,000	876
Series 2006-C3 Class A4 5.661% due 03/15/39	210	189
Series 2006-C4 Class A4 6.080% due 06/15/38	105	96
Series 2007-C6 Class A4 5.858% due 07/15/40	270	231
Lehman Mortgage Trust Series 2005-3 Class 1A3 5.500% due 01/25/36	584	536
Series 2006-8 Class 2A1 (Ê) 3.627% due 12/25/36	828	640
Lehman XS Trust (Ê) Series 2005-1 Class 2A2 3.972% due 07/25/35	90	58
Series 2005-5N Class 3A1A 3.507% due 11/25/35	457	290
Series 2005-7N Class 1A1A Interest Only STRIP 3.477% due 12/25/35	502	325
Series 2006-2N Class 1A2 Interest Only STRIP 3.547% due 02/25/46	216	88
Series 2006-16N Class A1A 3.287% due 11/25/46	129	123
Series 2006-16N Class A4A 3.397% due 11/25/46	769	470
Series 2007-4N Class 3A2A 3.605% due 03/25/47	888	516
Series 2007-7N Class 1A2 Interest Only STRIP 3.447% due 06/25/47	936	473
Long Beach Mortgage Loan Trust (Ê) Series 2004-4 Class 1A1 3.487% due 10/25/34	5	4
Series 2006-9 Class 2A1 3.267% due 10/25/36	332	317
MASTR Adjustable Rate Mortgages Trust (Ê) Series 2004-13 Class 3A4 3.788% due 11/21/34	101	100

50	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-OA2 Class 4A1A 3.929% due 12/25/46	787	503
MASTR Alternative Loans Trust Series 2003-4 Class B1 5.684% due 06/25/33	185	149
Series 2004-10 Class 5A6 5.750% due 09/25/34	170	141
MASTR Asset Securitization Trust (Ê) Series 2003-7 Class 4A35 3.607% due 09/25/33	210	199
Series 2004-4 Class 2A2 3.657% due 04/25/34	80	78
Mellon Residential Funding Corp. (Ê) Series 2000-TBC Class A1 2.947% due 06/15/30	171	161
Merrill Lynch Floating Trust (Ê)(Å) Series 2006-1 Class A1 2.558% due 06/15/22	841	764
Merrill Lynch Mortgage Investors, Inc. (Ê) Series 2005-A10 Class A 3.417% due 02/25/36	94	77
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-6 Class A4 5.485% due 03/12/51	100	84
MLCC Mortgage Investors, Inc. (Ê) Series 2004-HB1 Class A2 3.551% due 04/25/29	35	30
Series 2005-3 Class 5A 3.457% due 11/25/35	55	48
Morgan Stanley Capital I Series 2005-IQ1 Class AAB 5.178% due 09/15/42	415	391
Series 2006-HQ1 Class A4 5.328% due 11/12/41	130	113
Series 2006-HQ8 Class A4 5.560% due 03/12/44	310	277
Series 2006-HQ9 Class A4 5.731% due 07/12/44	295	265
Series 2007-IQ1 Class A4 5.809% due 12/12/49	320	273
MortgageIT Trust (Ê) Series 2005-AR1 Class 1A1 3.457% due 11/25/35	474	305
Prime Mortgage Trust (Ê) Series 2004-CL1 Class 1A2 3.607% due 02/25/34	35	32

	Principal Amount ($) or Shares	Market Value $
Residential Accredit Loans, Inc. Series 2004-QS5 Class A6 (Ê) 3.807% due 04/25/34	54	49
Series 2004-QS8 Class A4 (Ê) 3.607% due 06/25/34	268	236
Series 2005-QA8 Class NB3 (Ê) 4.159% due 07/25/35	234	198
Series 2005-QO5 Class A1 (Ê) 4.079% due 01/25/46	559	337
Series 2005-QS1 Class 2A3 5.750% due 09/25/35	677	567
Series 2006-QS6 Class 1A13 6.000% due 06/25/36	320	271
Series 2007-QH9 Class A1 6.548% due 11/25/37	962	624
Residential Asset Securities Corp. (Ê) Series 2003-KS4 Class AIIB 3.787% due 06/25/33	46	34
Residential Asset Securitization Trust Series 2003-A15 Class 1A2 (Ê) 3.657% due 02/25/34	296	265
Series 2007-A5 Class 2A3 6.000% due 05/25/37	123	86
Residential Funding Mortgage Securities I (Ê) Series 2003-S5 Class 1A2 3.657% due 11/25/18	163	163
Series 2003-S14 Class A5 3.607% due 07/25/18	175	156
Series 2003-S20 Class 1A7 3.707% due 12/25/33	59	57
Series 2005-SA4 Class 2A1 5.203% due 09/25/35	667	582
Series 2006-SA4 Class 2A1 6.127% due 11/25/36	433	342
Sequoia Mortgage Trust (Ê) Series 2001-5 Class A 3.380% due 10/19/26	58	53
Small Business Administration Participation Certificates Series 2005-20G Class 1 4.750% due 07/01/25	794	764
Structured Adjustable Rate Mortgage Loan Trust (Ê) Series 2004-5 Class 3A1 4.380% due 05/25/34	135	103
Series 2004-12 Class 3A2 5.250% due 09/25/34	63	50
Series 2004-16 Class 3A1 5.450% due 11/25/34	233	195

Core Bond Fund	51

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-21 Class 7A1 6.018% due 11/25/35	1,194	858
Series 2006-12 Class 2A1 5.931% due 01/25/37	819	556
Structured Asset Mortgage Investments, Inc. (Ê) Series 2005-AR5 Class A3 3.280% due 07/19/35	162	134
Series 2006-AR2 Class A1 3.437% due 02/25/36	566	345
Series 2006-AR8 Class A1A 3.407% due 10/25/36	785	478
Series 2007-AR6 Class A1 4.579% due 08/25/47	969	604
Thornburg Mortgage Securities Trust (Ê) Series 2003-2 Class A1 3.887% due 04/25/43	74	71
Series 2006-5 Class A1 3.327% due 08/25/36	687	644
Series 2006-6 Class A1 3.317% due 11/25/46	127	121
Wachovia Bank Commercial Mortgage Trust Series 2005-C21 Class A4 5.384% due 10/15/44	1,000	912
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2005-4 Class CB11 5.500% due 06/25/35	90	65
Series 2007-OA1 Class 2A (Ê) 3.799% due 12/25/46	736	391
Washington Mutual Mortgage Pass Through Certificates Series 2003-S9 Class A2 (Ê) 3.757% due 10/25/33	316	302
Series 2004-AR3 Class A2 4.243% due 06/25/34	152	138
Series 2005-AR1 Class 1A1 4.833% due 10/25/35	258	240
Series 2005-AR1 Class A1A1 (Ê) 3.497% due 10/25/45	35	22
3.467% due 11/25/45	864	547
3.477% due 12/25/45	428	276
Series 2005-AR6 Class B3 (Ê) 3.867% due 04/25/45	197	69
Series 2006-AR1 Class 3A1A (Ê) 3.999% due 09/25/46	732	403
Series 2006-AR2 Class 1A1 (Ê) 5.297% due 03/25/37	736	601

	Principal Amount ($) or Shares		Market Value $
Series 2007-HY3 Class 4B1 (Ê) 5.351% due 03/25/37		125	73
Series 2007-HY4 Class 1A1 (Ê) 5.544% due 04/25/37		148	110
Wells Fargo Alternative Loan Trust Series 2007-PA6 Class A1 6.599% due 12/26/37		853	574
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR6 Class A1 (Ê) 5.034% due 04/25/35		698	605
Series 2006-2 Class 2A3 5.500% due 03/25/36		403	390
Series 2006-AR2 Class 2A1 4.950% due 03/25/36		293	259
Series 2007-8 Class 1A16 6.000% due 07/25/37		340	276
Series 2007-10 Class 2A5 6.250% due 07/25/37		165	147

			263,969

Municipal Bonds - 0.6%
Chicago Transit Authority Revenue Bonds 6.899% due 12/01/40		400	416
Los Angeles Unified School District General Obligation Unlimited (m) 4.500% due 07/01/22		400	360
Michigan State University Revenue Bonds (Ê)(m) 2.509% due 02/15/37		340	232
New York City Municipal Water Finance Authority Revenue Bonds 4.750% due 06/15/37		1,300	1,145

			2,153

Non-US Bonds - 0.5%
Bombardier, Inc. (Å) 7.250% due 11/15/16	EUR	125	158
Brazilian Government International Bond 12.500% due 01/05/22	BRL	300	188
Federative Republic of Brazil 10.250% due 01/10/28	BRL	1,400	646
Hellas Telecommunications Luxembourg V (Ê) Series REGS 8.463% due 10/15/12	EUR	125	135

52	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Hungary Government Bond Series 23/A 6.000% due 11/24/23	HUF	58,610	284
Impress Holdings B.V. (Ê) 8.088% due 09/15/13	EUR	125	153
Ineos Group Holdings PLC Series REGS 7.875% due 02/15/16	EUR	125	93
UBS AG (Å)	BRL	270	151

			1,808

United States Government Agencies - 0.3%
Federal Home Loan Mortgage Corp. 5.000% due 12/14/18		100	94
Freddie Mac (Ñ) 5.125% due 11/17/17		700	721
4.875% due 06/13/18		200	203

			1,018

United States Government Treasuries - 3.3%
United States Treasury Inflation Indexed Bonds 2.000% due 07/15/14		1,163	1,160
2.000% due 01/15/16 (Ñ)		1,509	1,491
2.625% due 07/15/17		317	327
2.000% due 01/15/26 (Ñ)		1,440	1,315
2.375% due 01/15/27 (Ñ)		218	211
1.750% due 01/15/28 (Ñ)		3,551	3,098
3.625% due 04/15/28 (Ñ)		136	156
United States Treasury Notes 3.375% due 07/31/13 (Ñ)		188	191
3.125% due 09/30/13		1,303	1,312
8.750% due 08/15/20 (Ñ)		1,398	1,984
5.500% due 08/15/28 (Ñ)		500	570

			11,815

Total Long-Term Investments
(cost $400,071)			371,848

Preferred Stocks - 0.4%
Financial Services - 0.4%
Bank of America Corp. (Ñ)		1,000	838
DG Funding Trust (Å)		49	499

Total Preferred Stocks
(cost $1,517)			1,337

	Notional Amount		Market Value $
Options Purchased - 0.2%
(Number of Contracts)
Mortgage-Backed Securities
Fannie Mae TBA Feb 2009 94.14 Call (1)		1,000	65
Swaptions
(Fund Pays/Fund Receives)
USD Three Month LIBOR/ USD 3.150% Dec 2008 0.00 Call (2)		18,500	73
USD Three Month LIBOR/ USD 3.000% Feb 2009 0.00 Call (1)		24,400	99
USD Three Month LIBOR/ USD 3.150% Feb 2009 0.00 Call (1)		8,700	44
USD Three Month LIBOR/ USD 3.500% Feb 2009 0.00 Call (1)		13,200	106
USD Three Month LIBOR/ USD 3.600% Jul 2009 0.00 Call (1)		2,300	20
USD Three Month LIBOR/ USD 3.450% Aug 2009 0.00 Call (5)		17,900	132
United States Treasury Bonds
Nov 2008 118.00 Put (15)	USD	15	49

Total Options Purchased
(cost $900)			588

	Principal Amount ($) or Shares

Short-Term Investments - 18.3%
AES Corp. (The) (Ñ) 9.500% due 06/01/09		125	124
American Express Bank FSB (Ê)(ç) Series BKNT 2.498% due 10/16/08		300	300
Bank of America NA (Ê) Series BKNT 2.819% due 06/12/09		700	697

Core Bond Fund	53

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Bank of Scotland PLC (Ê)(Å) Series MTN 2.829% due 07/17/09	300	298
Bear Stearns Cos. LLC (The) (Ê) 3.061% due 07/16/09	1,200	1,191
BNP Paribas Financial, Inc. (ç)(ž) Zero coupon due 10/09/08	1,850	1,848
Caterpillar Financial Services Corp. (Ê) 2.867% due 05/18/09	1,100	1,098
CIT Mortgage Loan Trust (Ê)(Å) Series 2007-1 Class 2A1 4.207% due 05/25/09	356	320
Citibank Omni-S Master Trust (ç)(ž) 3.570% due 10/23/08	2,700	2,694
Citigroup Funding, Inc. (Ê) 2.805% due 12/08/08	100	100
3.190% due 04/23/09	100	98
2.809% due 06/26/09	200	195
Citigroup Global Markets Holdings, Inc. (Ê) Series MTNA 2.916% due 03/17/09	200	197
Citigroup, Inc. (Ê)(Ñ) 2.836% due 01/30/09	100	99
Continental Airlines, Inc. Series 99-2 7.056% due 09/15/09	300	295
Countrywide Financial Corp. (Ê)(Ñ) 2.931% due 01/05/09	150	148
Countrywide Home Loans, Inc. (Ñ) Series MTNK 5.625% due 07/15/09	325	307
4.125% due 09/15/09	460	423
CSC Holdings, Inc. Series B 8.125% due 08/15/09	175	173
8.125% due 07/15/09	210	208
Daimler Finance NA LLC (Ê) 3.169% due 03/13/09	400	399
3.249% due 03/13/09 (Ñ)	300	299
Deutsche Telekom International Finance BV (Ê) 3.390% due 03/23/09	300	299
Fannie Mae Discount Notes (ž) Zero coupon due 12/08/08	610	607
Federal Home Loan Bank Discount Notes (ž)
Zero coupon due 10/07/08 (ç)	2,900	2,900
Zero coupon due 10/10/08 (ç)(Ñ)	2,470	2,469

	Principal Amount ($) or Shares	Market Value $
Zero coupon due 10/17/08 (ç)(Ñ)	4,375	4,371
Zero coupon due 10/29/08 (ç)(Ñ)	865	863
Zero coupon due 12/18/08	3,160	3,137
2.750% due 12/19/08	1,970	1,957
Federal National Mortgage Association Discount Notes (ž)
Zero coupon due 10/14/08 (ç)	4,500	4,496
Zero coupon due 11/10/08 (ç)	640	638
2.550% due 12/03/08	380	378
Freddie Mac Discount Notes (ç)(ž)
Zero coupon due 10/20/08 (Ñ)	925	924
Zero coupon due 10/27/08	620	619
Zero coupon due 10/28/08 (Ñ)	440	439
Gazinvest Luxembourg SA for Gazprombank (ç) 7.250% due 10/30/08	160	157
General Electric Capital Corp. (ç)(ž) Zero coupon due 10/23/08	1,035	1,034
General Electric Co. (Ê) 2.854% due 12/09/08	200	199
Goldman Sachs Group, Inc. (The) (Ê) Series MTNB 3.294% due 12/22/08	300	296
3.250% due 12/23/08 (Ê)	600	591
5.248% due 03/30/09 (Ê)	400	385
Jefferson-Pilot Corp. (Ê)(Å)(ç) 2.597% due 11/14/08	1,200	1,191
Lehman Brothers Holdings, Inc. (Ø) 2.889% due 01/23/09	600	75
2.878% due 04/03/09	400	50
Mandalay Resort Group 6.500% due 07/31/09	90	86
Merrill Lynch & Co., Inc. (Ê) Series MTN 2.853% due 05/08/09	900	876
Morgan Stanley (Ê) Series GMTN 2.913% due 02/09/09	500	436
2.852% due 05/07/09 (Ê)	300	260
National Rural Utilities Cooperative Finance Corp. (ç)(ž) 2.550% due 10/07/08	215	215
Nordea Bank Finland PLC 3.028% due 04/09/09	400	400
Reckson Operating Partnership, LP 7.750% due 03/15/09	25	25
Russell Investment Company Money Market Fund	17,262,000	17,262

54	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Santander US Debt SA Unipersonal (Ê)(Å)(ç) 2.820% due 11/20/08	500	499
Structured Asset Securities Corp. (Ê) Series 2007-BC3 Class 2A2 3.347% due 08/25/09	650	545
Telefonica Emisiones SAU (Ê) 3.504% due 06/19/09	300	298
Unicredit Luxembourg Finance SA (Ê)(Å)(ç) 2.846% due 10/24/08	1,000	999
United States Treasury Bills (§)(ž)
1.462% due 10/16/08 (ç)	136	136
1.705% due 12/11/08	250	249
0.233% due 12/26/08	500	500
0.253% due 12/26/08	500	500
1.455% due 12/26/08	500	498
Verizon Communications, Inc. (Ê) 2.838% due 04/03/09	500	496
Wachovia Mortgage FSB (Ê) Series BKNT 2.843% due 05/08/09	1,000	995

Total Short-Term Investments
(cost $66,064)		64,861

Other Securities - 8.4%
State Street Securities Lending Quality Trust (×)	29,947,134	29,947

Total Other Securities
(cost $29,947)		29,947

Total Investments - 132.0%
(identified cost $498,499)		468,581

Other Assets and Liabilities, Net - (32.0%)		(113,704)

Net Assets - 100.0%		354,877

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund	55

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2008 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Euribor Futures	7	EUR	1,662	12/08	5
Euribor Futures	5	EUR	1,195	03/09	15
Euribor Futures	5	EUR	1,198	06/09	18
Eurodollar Futures (CME)	321	USD	77,477	12/08	287
Eurodollar Futures (CME)	96	USD	23,288	03/09	78
Eurodollar Futures (CME)	90	USD	21,816	06/09	53
Eurodollar Futures (CME)	43	USD	10,414	09/09	22
Eurodollar Futures (CME)	31	USD	7,483	12/09	3
Eurodollar Futures (CME)	18	USD	4,338	03/10	10
Eurodollar Futures (CME)	1	USD	240	06/10	—
Eurodollar Futures (CME)	1	USD	240	09/10	—
Federal Funds Target Rate Futures	1	USD	409	10/08	1
Federal Funds Target Rate Futures	1	USD	410	11/08	1
Germany, Federal Republic 5 Year Bonds	41	EUR	4,498	12/08	44
Germany, Federal Republic 10 Year Bonds	15	EUR	1,726	12/08	16
Germany, Federal Republic Bonds	10	EUR	904	12/08	(3)
LIBOR Futures	17	GBP	2,000	12/08	(26)
LIBOR Futures	21	GBP	2,493	03/09	42
Three Month Short Sterling Interest Rate Futures (UK)	16	GBP	1,905	06/09	36
Three Month Short Sterling Interest Rate Futures (UK)	1	GBP	119	12/09	—
United Kingdom Treasury Bonds	8	GBP	897	12/08	2
United States Treasury 2 Year Notes	13	USD	2,775	12/08	8
United States Treasury 5 Year Notes	54	USD	6,061	12/08	14
United States Treasury 10 Year Notes	83	USD	9,514	12/08	(50)
United States Treasury Bonds	45	USD	5,273	12/08	(18)

Short Positions
Eurodollar Futures (CME)	3	USD	724	12/09	—
Germany, Federal Republic 2 Year Bonds	6	EUR	626	12/08	(7)
United States Treasury 5 Year Notes	73	USD	8,193	12/08	26
United States Treasury 10 Year Notes	9	USD	1,032	12/08	32
United States Treasury Bonds	4	USD	469	12/08	26

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					635

See accompanying notes which are an integral part of the financial statements.

56	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2008 (Unaudited)

Amounts in thousands (except contracts)

Options Written (Number of Contracts)	Notional Amount		Market Value $

Swaptions
(Fund Receives/Fund Pays)
USD Three Month LIBOR/USD 4.300% Dec 2008 0.00 Call (2)		6,100	(109)
USD Three Month LIBOR/USD 3.950% Feb 2009 0.00 Call (1)		10,600	(149)
USD Three Month LIBOR/USD 4.250% Feb 2009 0.00 Call (1)		2,900	(58)
USD Three Month LIBOR/USD 4.300% Feb 2009 0.00 Call (1)		3,800	(82)
USD Three Month LIBOR/USD 4.600% Feb 2009 0.00 Call (1)		1,300	(40)
USD Three Month LIBOR/USD 4.200% Jul 2009 0.00 Call (1)		1,000	(21)
USD Three Month LIBOR/USD 4.150% Aug 2009 0.00 Call (1)		600	(12)
USD Three Month LIBOR/USD 4.400% Aug 2009 0.00 Call (5)		5,500	(153)

United States Treasury Bonds
Nov 2008 122.00 Call (10)	USD	10	(10)
Nov 2008 123.00 Call (10)	USD	10	(8)
Nov 2008 116.00 Put (15)	USD	15	(28)

United States Treasury Notes 10 Year Futures
Nov 2008 119.00 Call (6)	USD	6	(5)
Nov 2008 113.00 Put (6)	USD	6	(7)

Total Liability for Options Written (premiums received $922)			(682)

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund	57

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2008 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	50	AUD	59	10/16/08	(4)
USD	49	AUD	59	10/30/08	(2)
USD	661	AUD	791	12/17/08	(38)
USD	674	AUD	828	12/17/08	(22)
USD	50	BRL	82	10/15/08	(7)
USD	50	BRL	82	10/15/08	(7)
USD	664	BRL	1,281	11/04/08	5
USD	1,301	CAD	1,379	10/02/08	(6)
USD	1,330	CAD	1,379	12/17/08	(32)
USD	673	CHF	745	10/03/08	(11)
USD	656	CHF	741	12/17/08	8
USD	679	CHF	745	12/17/08	(11)
USD	361	CNY	2,451	11/13/08	(5)
USD	754	CNY	5,065	11/13/08	(20)
USD	37	EUR	26	10/02/08	(1)
USD	12	EUR	8	10/03/08	(1)
USD	15	EUR	10	10/03/08	(1)
USD	15	EUR	10	10/03/08	(1)
USD	15	EUR	10	10/03/08	(1)
USD	15	EUR	10	10/03/08	(1)
USD	23	EUR	16	10/03/08	(1)
USD	31	EUR	21	10/03/08	(1)
USD	53	EUR	36	10/03/08	(2)
USD	54	EUR	37	10/03/08	(2)
USD	63	EUR	44	10/03/08	(2)
USD	165	EUR	112	10/03/08	(8)
USD	666	EUR	467	10/03/08	(9)
USD	1,004	EUR	715	10/03/08	3
USD	85	EUR	58	11/14/08	(3)
USD	675	EUR	478	12/17/08	—
USD	680	EUR	484	12/17/08	4
USD	1,321	EUR	899	12/17/08	(52)
USD	680	GBP	389	12/17/08	14
USD	1	INR	60	11/12/08	—
USD	2	INR	72	11/12/08	—
USD	8	JPY	823	10/01/08	—
USD	661	JPY	69,144	12/17/08	(4)
USD	243	MXN	2,544	10/17/08	(11)
USD	401	MXN	4,231	10/17/08	(15)
USD	65	MYR	211	11/12/08	(3)
USD	86	MYR	277	11/12/08	(5)
USD	114	MYR	369	11/12/08	(6)
USD	633	NOK	3,599	12/17/08	(23)
USD	675	NOK	3,823	12/17/08	(27)
USD	128	PHP	5,700	11/12/08	(7)
USD	136	PHP	6,000	11/12/08	(8)

Foreign Currency Exchange Contracts
Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

USD	193	PHP	8,865	11/12/08	(5)
USD	52	RUB	1,210	11/05/08	(5)
USD	9	SEK	63	10/02/08	—
USD	659	SEK	4,303	12/17/08	(37)
USD	80	SGD	114	11/19/08	—
USD	102	SGD	145	11/19/08	(1)
USD	280	SGD	400	11/19/08	(1)
USD	290	SGD	414	11/19/08	(1)
USD	320	SGD	457	11/19/08	(1)
AUD	59	USD	49	10/03/08	3
AUD	59	USD	46	10/30/08	—
BRL	1,489	USD	903	10/15/08	123
BRL	712	USD	443	11/04/08	71
BRL	712	USD	440	11/04/08	68
BRL	6	USD	4	12/02/08	—
BRL	6	USD	4	12/02/08	—
BRL	16	USD	9	12/02/08	1
BRL	17	USD	9	12/02/08	—
CAD	1,379	USD	1,329	10/02/08	33
CAD	685	USD	661	12/17/08	16
CAD	719	USD	675	12/17/08	(2)
CHF	745	USD	674	10/03/08	12
EUR	467	USD	673	10/03/08	16
EUR	1,028	USD	1,505	10/03/08	57
EUR	715	USD	1,006	10/16/08	(2)
EUR	641	USD	939	10/31/08	34
EUR	433	USD	612	12/17/08	1
EUR	467	USD	668	12/17/08	9
EUR	519	USD	738	12/17/08	4
EUR	922	USD	1,302	12/17/08	1
GBP	144	USD	262	11/03/08	5
GBP	106	USD	196	11/21/08	7
GBP	686	USD	1,209	12/17/08	(14)
HUF	52,773	USD	329	10/16/08	22
INR	14	USD	—	11/12/08	—
INR	32	USD	1	11/12/08	—
JPY	25,172	USD	238	11/06/08	—
JPY	73,034	USD	675	12/17/08	(19)
MXN	795	USD	78	10/17/08	6
MXN	1,969	USD	194	10/17/08	14
MXN	3,240	USD	318	10/17/08	22
NZD	927	USD	618	12/17/08	3
RUB	1,210	USD	50	11/05/08	3
SEK	4,176	USD	619	12/17/08	15
SEK	4,601	USD	680	12/17/08	15

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts					147

See accompanying notes which are an integral part of the financial statements.

58	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2008 (Unaudited)

Amounts in thousands

Interest Rate Swaps Contracts
Counter Party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $
Bank of America	USD	1,500	5.628%	Three Month LIBOR	06/16/36	219
Bank of America	USD	500	Three Month LIBOR	5.000%	12/17/38	(23)
Bank of America	USD	6,500	5.473%	Three Month LIBOR	06/14/11	310
Bank of America	USD	1,800	5.548%	Three Month LIBOR	06/14/16	144
Bank of America	USD	300	4.750%	Three Month LIBOR	12/17/18	5
Bank of America	USD	1,300	Three Month LIBOR	4.750%	12/17/18	(24)
Bank of America	USD	400	4.750%	Three Month LIBOR	12/17/23	4
Bank of America	USD	400	4.750%	Three Month LIBOR	12/17/23	4
Bank of America	USD	400	4.750%	Three Month LIBOR	12/17/23	4
Bank of America	USD	400	4.750%	Three Month LIBOR	12/17/23	4
Bank of America	USD	300	Three Month LIBOR	5.000%	12/17/28	(11)
Bank of America	USD	600	Three Month LIBOR	5.000%	12/17/28	(23)
Bank of America	USD	1,100	5.000%	Three Month LIBOR	12/17/28	41
Barclays Bank PLC	GBP	100	6.000%	Six Month LIBOR	12/20/08	—
Barclays Bank PLC	BRL	100	11.360%	Brazil Interbank Deposit Rate	01/04/10	(2)
Barclays Bank PLC	USD	600	4.000%	Six Month LIBOR	12/16/10	1
Barclays Bank PLC	GBP	360	Two Month LIBOR	5.250%	12/17/13	(4)
Barclays Bank PLC	USD	430	4.250%	Three Month LIBOR	12/17/13	2
Barclays Bank PLC	GBP	550	Six Month LIBOR	5.250%	12/17/13	(5)
Barclays Bank PLC	USD	720	4.250%	Three Month LIBOR	12/17/13	3
Barclays Bank PLC	EUR	3,210	Six Month LIBOR	4.500%	12/17/13	27
Barclays Bank PLC	GBP	160	Six Month LIBOR	5.250%	12/17/18	(6)
Barclays Bank PLC	SEK	10,300	Three Month LIBOR	5.000%	12/17/18	(42)
BNP Paribas	EUR	500	Consumer Price Index (France)	2.090%	10/15/10	(4)
BNP Paribas	EUR	300	4.500%	12MEURIB	03/18/14	(2)
Citibank	USD	1,600	Three Month LIBOR	5.000%	12/17/38	(74)
Citibank	USD	3,080	4.228%	Three Month LIBOR	06/10/11	27
Citibank	USD	5,130	Three Month LIBOR	4.206%	06/11/11	42
Citibank	EUR	230	4.500%	Six Month LIBOR	12/17/13	(2)
Citibank	SEK	430	4.750%	Stockholm Interbank Offered rates 3 Month	12/17/13	—
Citibank	EUR	570	4.500%	Six Month LIBOR	12/17/13	(5)
Citibank	JPY	13,000	Six Month LIBOR	1.500%	12/17/13	(1)
Citibank	JPY	13,000	Six Month LIBOR	1.500%	12/17/13	(1)
Citibank	JPY	15,000	1.500%	Six Month LIBOR	12/17/13	1
Citibank	JPY	25,000	1.500%	Six Month LIBOR	12/17/13	1
Citibank	JPY	36,000	1.500%	Six Month LIBOR	12/17/13	2
Citibank	JPY	44,000	1.500%	Six Month JIBOR	12/17/13	2
Citibank	JPY	55,000	1.500%	Six Month LIBOR	12/17/13	2
Citibank	JPY	71,000	Six Month LIBOR	1.500%	12/17/13	(3)
Citibank	USD	750	Three Month LIBOR	5.058%	06/10/19	(26)
Citibank	USD	1,250	Three Month LIBOR	4.970%	06/11/19	(34)
Credit Suisse First Boston	USD	300	5.000%	Three Month LIBOR	12/17/38	14

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund	59

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2008 (Unaudited)

Amounts in thousands

Interest Rate Swaps Contracts
Counter Party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $
Credit Suisse First Boston	GBP	100	5.000%	Six Month LIBOR	06/15/09	(1)
Credit Suisse First Boston	GBP	50	Six Month LIBOR	5.250%	12/17/13	—
Credit Suisse First Boston	EUR	100	Six Month LIBOR	4.500%	12/17/13	1
Credit Suisse First Boston	EUR	100	Six Month LIBOR	4.500%	12/17/13	1
Credit Suisse First Boston	EUR	110	4.500%	Six Month LIBOR	12/17/13	(1)
Credit Suisse First Boston	EUR	170	Six Month LIBOR	4.500%	12/17/13	2
Credit Suisse First Boston	EUR	190	Six Month LIBOR	4.500%	12/17/13	2
Credit Suisse First Boston	EUR	230	Six Month LIBOR	4.500%	12/17/13	2
Credit Suisse First Boston	EUR	250	Six Month LIBOR	4.500%	12/17/13	2
Credit Suisse First Boston	EUR	250	Six Month LIBOR	4.500%	12/17/13	2
Credit Suisse First Boston	USD	270	4.250%	Three Month LIBOR	12/17/13	1
Credit Suisse First Boston	GBP	550	5.250%	Six Month LIBOR	12/17/13	5
Credit Suisse First Boston	USD	1,300	4.250%	Three Month LIBOR	12/17/13	6
Credit Suisse First Boston	JPY	288,000	Six Month JIBOR	1.500%	12/17/13	(11)
Credit Suisse First Boston	EUR	100	Six Month LIBOR	4.750%	12/17/18	(1)
Credit Suisse First Boston	USD	200	4.750%	Three Month LIBOR	12/17/18	4
Credit Suisse First Boston	USD	600	4.750%	Three Month LIBOR	12/17/18	11
Credit Suisse First Boston	EUR	690	4.750%	Six Month LIBOR	12/17/18	10
Credit Suisse First Boston	SEK	900	5.000%	Three Month LIBOR	12/17/18	4
Credit Suisse First Boston	SEK	4,800	Three Month LIBOR	5.000%	12/17/18	(19)
Credit Suisse First Boston	USD	2,300	Three Month LIBOR	4.750%	12/17/23	(22)
Credit Suisse First Boston	USD	300	Three Month LIBOR	5.000%	12/17/28	(11)
Credit Suisse First Boston	USD	400	Three Month LIBOR	5.000%	12/17/28	(15)
Deutsche Bank	JPY	18,000	2.540%	Six Month LIBOR	12/17/38	8
Deutsche Bank	JPY	23,330	2.594%	Six Month LIBOR	12/17/38	13
Deutsche Bank	EUR	300	4.500%	Six Month LIBOR	12/17/10	—
Deutsche Bank	EUR	1,740	4.500%	Six Month LIBOR	12/17/10	—
Deutsche Bank	JPY	139,000	1.160%	Six Month LIBOR	12/17/10	—
Deutsche Bank	JPY	184,000	1.181%	Six Month LIBOR	12/17/10	1
Deutsche Bank	USD	1,700	3.750%	Three Month LIBOR	12/17/11	(3)
Deutsche Bank	BRL	700	13.950%	Three Month LIBOR	01/02/12	3
Deutsche Bank	BRL	1,000	13.980%	Brazil Interbank Deposit Rate	01/02/12	5
Deutsche Bank	USD	700	Three Month LIBOR	4.250%	12/17/13	(5)
Deutsche Bank	CAD	760	4.000%	Three Month LIBOR	12/17/13	12
Deutsche Bank	USD	5,100	4.250%	Three Month LIBOR	12/17/13	23
Deutsche Bank	JPY	88,000	Six Month LIBOR	1.641%	12/17/15	(6)
Deutsche Bank	JPY	116,670	Six Month LIBOR	1.699%	12/17/15	(12)
Deutsche Bank	USD	300	4.750%	Three Month LIBOR	12/17/18	5
Deutsche Bank	USD	300	4.750%	Three Month LIBOR	12/17/18	5
Deutsche Bank	USD	400	4.750%	Three Month LIBOR	12/17/23	4
Deutsche Bank	USD	200	Three Month LIBOR	5.000%	12/17/28	(8)
Deutsche Bank	USD	200	Three Month LIBOR	5.000%	12/17/28	(8)
Goldman Sachs	GBP	900	5.000%	Six Month LIBOR	06/15/09	(8)
Goldman Sachs	GBP	500	6.000%	Six Month LIBOR	06/19/09	2

See accompanying notes which are an integral part of the financial statements.

60	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2008 (Unaudited)

Amounts in thousands

Interest Rate Swaps Contracts
Counter Party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $
Goldman Sachs	GBP	100	5.250%	Six Month LIBOR	03/18/14	1
Goldman Sachs	USD	100	Three Month LIBOR	5.000%	12/17/18	(4)
HSBC	GBP	300	5.000%	Six Month LIBOR	09/17/13	(4)
JP Morgan	USD	700	5.000%	Three Month LIBOR	12/17/38	32
JP Morgan	BRL	1,430	12.395%	Brazil Interbank Deposit Rate	01/04/10	(7)
JP Morgan	EUR	1,730	4.500%	Six Month LIBOR	12/17/10	—
JP Morgan	BRL	1,000	14.170%	Brazil Interbank Deposit Rate	01/03/11	(2)
JP Morgan	USD	7,020	4.030%	Three Month LIBOR	09/26/11	7
JP Morgan	USD	1,700	3.750%	Three Month LIBOR	12/17/11	(3)
JP Morgan	USD	2,000	3.750%	Three Month LIBOR	12/17/11	(3)
JP Morgan	EUR	130	Six Month LIBOR	4.500%	12/17/13	1
JP Morgan	EUR	280	Six Month LIBOR	4.500%	12/17/13	3
JP Morgan	CAD	300	Three Month LIBOR	4.000%	12/17/13	(5)
JP Morgan	USD	700	Three Month LIBOR	4.250%	12/17/13	(5)
JP Morgan	EUR	720	4.500%	Six Month LIBOR	12/17/13	(7)
JP Morgan	USD	8,900	4.500%	Three Month LIBOR	12/17/15	83
JP Morgan	AUD	70	7.250%	Austrailian Bank Bill Short Term rates 6 Month Mid	12/17/18	4
JP Morgan	GBP	130	Six Month LIBOR	5.250%	12/17/18	(4)
JP Morgan	AUD	280	7.250%	Six Month LIBOR	12/17/18	16
JP Morgan	AUD	300	7.250%	Six Month LIBOR	12/17/18	17
JP Morgan	USD	400	4.750%	Three Month LIBOR	12/17/18	7
JP Morgan	USD	1,500	Three Month LIBOR	4.750%	12/17/18	(27)
JP Morgan	USD	1,600	Three Month LIBOR	4.750%	12/17/18	(29)
JP Morgan	USD	1,710	Three Month LIBOR	4.698%	09/26/19	(2)
JP Morgan	USD	1,600	Three Month LIBOR	4.750%	12/17/23	(15)
JP Morgan	USD	1,700	Three Month LIBOR	4.750%	12/17/23	(16)
JP Morgan	USD	6,000	Three Month LIBOR	4.750%	12/17/23	(58)
JP Morgan	USD	300	Three Month LIBOR	5.000%	12/17/28	(11)
Lehman Brothers	EUR	220	4.500%	Six Month LIBOR	12/17/13	(2)
Lehman Brothers	EUR	350	4.500%	Six Month LIBOR	12/17/13	(3)
Lehman Brothers	EUR	570	Six Month LIBOR	4.500%	12/17/13	5
Lehman Brothers	EUR	690	4.750%	Six Month LIBOR	12/17/18	5
Lehman Brothers	EUR	690	Six Month LIBOR	4.750%	12/17/18	(5)
Merrill Lynch	GBP	100	Six Month LIBOR	4.000%	12/15/35	3
Merrill Lynch	USD	400	Three Month LIBOR	5.000%	12/17/38	(18)
Merrill Lynch	BRL	200	12.948%	Brazil Interbank Deposit Rate	01/04/10	—
Merrill Lynch	USD	1,500	4.000%	Three Month LIBOR	12/17/10	15
Merrill Lynch	BRL	100	14.765%	Brazil Interbank Deposit Rate	01/02/12	1
Merrill Lynch	BRL	700	11.980%	Brazil Interbank Deposit Rate	01/02/12	(16)
Merrill Lynch	BRL	800	12.540%	Brazil Interbank Deposit Rate	01/02/12	(12)
Merrill Lynch	GBP	130	Six Month LIBOR	5.250%	12/17/18	(4)
Morgan Stanley	USD	300	Three Month LIBOR	5.000%	12/17/38	(14)
Morgan Stanley	BRL	400	12.670%	Brazil Interbank Deposit Rate	01/04/10	(3)
Morgan Stanley	USD	9,500	4.000%	Three Month LIBOR	06/17/10	59

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund	61

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2008 (Unaudited)

Amounts in thousands

Interest Rate Swaps Contracts
Counter Party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $
Morgan Stanley	GBP	30	Six Month LIBOR	5.250%	12/17/18	(1)
Morgan Stanley	GBP	120	Six Month LIBOR	5.250%	12/17/18	(4)
Morgan Stanley	USD	200	Three Month LIBOR	5.000%	12/17/28	(8)
Royal Bank of Canada	CAD	560	4.000%	Six Month LIBOR	12/17/13	9
Royal Bank of Canada	CAD	890	Six Month LIBOR	4.000%	12/17/13	(14)
Royal Bank of Scotland	GBP	100	Six Month LIBOR	4.000%	12/15/36	14
Royal Bank of Scotland	USD	2,100	4.000%	Three Month LIBOR	06/17/10	13
Royal Bank of Scotland	EUR	100	1.955%	Consumer Price Index (France)	03/28/12	(4)
Royal Bank of Scotland	CAD	100	03MCDOR	4.000%	12/17/13	(2)
Royal Bank of Scotland	GBP	200	5.250%	Six Month LIBOR	03/18/14	3
Royal Bank of Scotland	GBP	80	Six Month LIBOR	5.250%	12/17/18	(3)
Royal Bank of Scotland	GBP	540	Six Month LIBOR	5.250%	12/17/18	(19)
Royal Bank of Scotland	USD	200	Three Month LIBOR	5.000%	12/17/28	(8)
UBS	BRL	400	12.410%	Brazil Interbank Deposit Rate	01/04/10	(3)
UBS	AUD	300	7.500%	Three Month LIBOR	03/15/10	3
UBS	AUD	2,800	7.000%	Austrailian Bank Bill Short Term rates 6 Month Mid	06/15/10	17
UBS	AUD	1,600	7.500%	Six Month LIBOR	03/15/11	30
UBS	BRL	800	10.575%	Brazil Interbank Deposit Rate	01/02/12	(34)
UBS	AUD	140	06MBBSW	7.500%	12/17/13	(6)
UBS	AUD	300	Austrailian Bank Bill Short Term rates 6 Month Mid	7.500%	12/17/13	(12)
UBS	AUD	440	Austrailian Bank Bill Short Term rates 6 Month Mid	7.500%	12/17/13	(18)
UBS	AUD	580	Austrailian Bank Bill Short Term rates 6 Month Mid	7.500%	12/17/13	(24)
UBS	JPY	18,000	1.500%	Six Month JIBOR	12/17/13	1
UBS	JPY	19,000	1.500%	Six Month JIBOR	12/17/13	1
UBS	JPY	23,000	Six Month LIBOR	1.500%	12/17/13	(1)
UBS	JPY	46,000	Six Month LIBOR	1.500%	12/17/13	(2)
UBS	JPY	55,000	1.500%	Six Month JIBOR	12/17/13	2
UBS	JPY	87,000	Six Month LIBOR	1.500%	12/17/13	(4)
UBS	GBP	140	Six Month LIBOR	5.250%	12/17/18	(5)
UBS	AUD	190	7.250%	06MBBSW	12/17/18	11
UBS	AUD	300	7.250%	Six Month LIBOR	12/17/18	17
UBS	AUD	320	7.250%	Austrailian Bank Bill Short Term rates 6 Month Mid	12/17/18	18
UBS	AUD	360	7.250%	Austrailian Bank Bill Short Term rates 6 Month Mid	12/17/18	20

Total Market Value of Open Interest Rate Swap Contracts Premiums Paid (Received) - $174						537

See accompanying notes which are an integral part of the financial statements.

62	Core Bond Fund

Russell Investment Funds

Core Bond Fund

Schedule of Investments, continued — September 30, 2008 (Unaudited)

Amounts in thousands

Credit Default Swap Contracts
Reference Entity	Counter Party	Notional Amount		Fund (Pays)/ Receives Fixed Rate		Termination Date	Market Value $
ABX - HE Index for Sub-Prime Home Equity Sector	Citibank	USD	650	0.170%		05/25/46	(500)
ABX - HE Index for Sub-Prime Home Equity Sector	Credit Suisse First Boston	USD	350	0.090%		08/25/37	(168)
ABX - HE Index for Sub-Prime Home Equity Sector	Credit Suisse First Boston	USD	350	0.090%		08/25/37	(168)
ABX - HE Index for Sub-Prime Home Equity Sector	Credit Suisse First Boston	USD	300	0.760%		01/25/38	(148)
ABX - HE Index for Sub-Prime Home Equity Sector	Credit Suisse First Boston	USD	200	0.760%		01/25/38	(99)
ABX - HE Index for Sub-Prime Home Equity Sector	Deutsche Bank	USD	500	0.110%		05/25/46	(156)
ABX - HE Index for Sub-Prime Home Equity Sector	Deutsche Bank	USD	5,000	(1.550%	)	06/20/13	(30)
ABX - HE Index for Sub-Prime Home Equity Sector	JP Morgan	USD	1,300	0.090%		08/25/37	(623)
ABX - HE Index for Sub-Prime Home Equity Sector	JP Morgan	USD	1,300	0.760%		01/25/38	(643)
Centex Corp.	Deutsche Bank	USD	325	(4.400%	)	12/20/13	—
CIT Group, Inc.	Barclays Bank PLC	USD	600	5.650%		03/20/13	(182)
CIT Group, Inc.	Royal Bank of Scotland	USD	200	5.170%		03/20/13	(63)
Citigroup, Inc.	Credit Suisse First Boston	USD	600	0.890%		03/20/13	(43)
CMBX AAA Index	JP Morgan	USD	590	(0.350%	)	02/17/51	53
CMBX AAA Index	Morgan Stanley	USD	100	0.080%		12/13/49	(10)
Dow Jones CDX High Volatility Index	Barclays	USD	300	(1.550%	)	06/20/13	(2)
Dow Jones CDX High Volatility Index	Citibank	USD	500	2.144%		06/20/12	(39)
Dow Jones CDX High Volatility Index	Credit Suisse First Boston	USD	600	(1.550%	)	06/20/13	(4)
Dow Jones CDX High Volatility Index	Deutsche Bank	USD	800	0.707%		12/20/12	9
Dow Jones CDX High Volatility Index	Deutsche Bank	USD	12,100	(1.550%	)	06/20/13	(73)
Dow Jones CDX High Volatility Index	Deutsche Bank	USD	3,000	(1.550%	)	06/20/13	(18)
Dow Jones CDX High Volatility Index	Goldman Sachs	USD	2,800	(1.550%	)	06/20/13	17
Dow Jones CDX High Volatility Index	Goldman Sachs	USD	400	0.555%		12/20/17	—
Dow Jones CDX High Volatility Index	Goldman Sachs	USD	200	0.547%		12/20/17	—
Dow Jones CDX High Volatility Index	JP Morgan	USD	2,000	(1.550%	)	06/20/13	(12)
Dow Jones CDX High Volatility Index	JP Morgan	USD	400	0.552%		12/20/17	—
Dow Jones CDX High Volatility Index	Morgan Stanley	USD	8,300	(1.550%	)	06/20/13	(50)
Dow Jones CDX High Volatility Index	Morgan Stanley	USD	3,700	(5.000%	)	06/20/13	(364)
Ford Motor Credit Co.	Barclays Bank PLC	USD	1,000	6.150%		09/20/12	(390)
Ford Motor Credit Co.	Goldman Sachs	USD	600	5.850%		09/20/12	(237)
Freddie Mac	Barclays Bank PLC	USD	300	0.720%		03/20/13	(8)
Gaz Capital for Gazprom	Barclays Bank PLC	USD	300	1.600%		12/20/12	(28)
Gaz Capital for Gazprom	JP Morgan	USD	100	0.970%		11/20/08	—
Gaz Capital for Gazprom	Morgan Stanley	USD	1,000	2.480%		02/20/13	(67)
Gaz Capital for Gazprom	Morgan Stanley	USD	100	2.180%		02/20/13	(8)
GE Capital Corporation	Banque National De Paris	USD	400	1.100%		12/20/09	(27)
General Motors Acceptance Corp.	Merrill Lynch	USD	1,000	1.850%		09/20/09	(438)
General Motors Corp.	Citibank	USD	2,000	4.630%		12/20/12	(1,070)
Mexico Government International Bond	Lehman Brothers	USD	100	0.750%		01/20/12	(3)
Pulte Homes, Inc.	JP Morgan	USD	725	(2.550%	)	12/20/13	—
SLM Corp.	Bank of America	USD	200	4.550%		03/20/09	(13)
SLM Corp.	Citibank	USD	200	4.850%		03/20/13	(56)

Total Market Value of Open Credit Default Swap Contracts Premiums Paid (Received) - ($2,239)							(5,661)

See accompanying notes which are an integral part of the financial statements.

Core Bond Fund	63

Russell Investment Funds

Notes to Schedules of Investments — September 30, 2008 (Unaudited)

Footnotes:

(Æ)	Nonincome-producing security.
(ö)	Real Estate Investment Trust (REIT).
(§)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(ž)	Rate noted is yield-to-maturity from date of acquisition.
(ç)	At amortized cost, which approximates market.
(Ê)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(Ï)	Forward commitment.
(ƒ)	Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(µ)	Bond is insured by a guarantor.
(æ)	Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.
(Ø)	In default.
(ß)	Illiquid security.
(×)	The security is purchased with the cash collateral from the securities loaned.
(Ñ)	All or a portion of the shares of this security are on loan.
(Þ)	Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(Å)	Illiquid and restricted security.
(å)	Currency balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.

Abbreviations:

144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.

ADR - American Depositary Receipt

ADS - American Depositary Share

CIBOR - Copenhagen Interbank Offered Rate

CME - Chicago Mercantile Exchange

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

FDIC - Federal Deposit Insurance Company

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

NIBOR - Norwegian Interbank Offered Rate

PIK - Payment in Kind

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

Foreign Currency Abbreviations:

ARS - Argentine peso

AUD - Australian dollar

BRL - Brazilian real

CAD - Canadian dollar

CHF - Swiss franc

CLP - Chilean peso

CNY - Chinese renminbi yuan

COP - Colombian peso

CRC - Costa Rica colon

CZK - Czech koruna

DKK - Danish Krone

EGP - Egyptian pound

EUR - Euro

GBP - British pound sterling

HKD - Hong Kong dollar

HUF - Hungarian forint

IDR - Indonesian rupiah

ILS - Israeli shekel

INR - Indian rupee

JPY - Japanese yen

KES - Kenyan schilling

KRW - South Korean won

MXN - Mexican peso

MYR - Malaysian ringgit

NOK - Norweigian Krone

NZD - New Zealand dollar

PEN - Peruvian nouveau sol

PHP - Philippine peso

PLN - Polish zloty

RUB - Russian ruble

SEK - Swedish krona

SGD - Singapore dollar

SKK - Slovakian koruna

THB - Thai baht

TRY - Turkish lira

TWD - Taiwanese dollar

USD - United States dollar

VEB - Venezuelan bolivar

VND - Vietnamese dong

ZAR - South African rand

See accompanying notes which are an integral part of the financial statements.

64	Notes to Schedules of Investments

Russell Investment Funds

Notes to Quarterly Report — September 30, 2008 (Unaudited)

1.	Organization

Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as Funds. This Quarterly Report reports on five of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended and restated master trust agreement dated October 1, 2008. The Investment Company’s master trust agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

Russell Investment Management Company (“RIMCo”) is the Funds’ adviser and Russell Fund Services Company (“RFSC”), a wholly-owned subsidiary of RIMCo, is the Funds’ administrator and transfer agent.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The presentation of these schedules of investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Funds value portfolio securities according to Board-approved securities valuation procedures, including market value procedures, fair value procedures and pricing services. Debt obligation securities maturing within 60 days of the time of purchase are priced using the amortized cost method of valuation, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the securities valuation procedures to RFSC.

Ordinarily, the Funds value each portfolio security based on market quotations provided by pricing services or alternative pricing services or dealers (when permitted by the market value procedures). Generally, Fund securities are valued at the close of the market on which they are traded as follows:

•	US listed equities; equity and fixed income options: Last sale price; last bid price if no last sale price;

•	US over-the-counter equities: Official closing price; last bid price if no closing price;

•	Listed ADRs/GDRs: Last sale price; last bid price if no last sale price;

•	Municipal bonds, US bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price;

•	Futures: Settlement price;

•	Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the New York Stock Exchange, whichever is earlier;

•

The value of swap agreements is equal to the Funds’ obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

•

Equity securities traded on a national foreign securities exchange or a foreign over the counter market are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price of the primary exchange on which the security is traded.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security’s fair value, as determined in accordance with the fair value procedures. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Funds’ Board of Trustees believes reflects fair value. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using normal pricing methods. Fair value pricing could also cause discrepancies between the daily movement of the value of Fund shares and the daily movement of the benchmark index if the index is valued using another pricing method.

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This policy is intended to assure that the Funds’ net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund shares is determined may be reflected in the calculation of net asset values for each applicable Fund when the Funds deem that the particular event or circumstance would materially affect such Fund’s net asset value. Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the US securities market (defined in the fair value procedures as the movement by a single major US Index greater than a certain percentage) or other significant event; foreign market holidays if on a daily basis, Fund exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

Because foreign securities can trade on non-business days, the net asset value of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

The Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs used in valuing the Funds’ investments carried at value for the period ended September 30, 2008 were as follows:

	Multi-Style Equity Fund		Aggressive Equity Fund		Non-U.S. Fund		Real Estate Securities Fund		Core Bond Fund
	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1	$460,306,837	$(1,218,527)	$244,882,990	$(275,205)	$326,556,814	$(1,607,018)	$627,414,207	$134	$60,874,342	$613,787
Level 2	1,599,838	—	999,899	—	2,199,776	150,734	—	—	402,951,342	(3,575,810)
Level 3	—	—	559,262	—	98,482	—	—	—	4,755,088	3,346

	$461,906,675	$(1,218,527)	$246,442,151	$(275,205)	$328,855,072	$(1,456,283)	$627,414,207	$134	$468,580,772	$(2,958,677)

*	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instruments.

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A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ending September 30, 2008 were as follows:

	Multi-Style Equity Fund	Aggressive Equity Fund	Non-U.S. Fund	Core Bond Fund
Balance as of 01/01/08	$429	$471,019	$448,785	$3,137,866
Accrued discounts/(premiums)	—	—	—	12,644
Realized gain/(loss)	—	(2,627)	24	268,464
Net change in unrealized appreciation (depreciation) from investments still held as of 09/30/08	(429)	(43,235)	(7,117)	(1,324,175)
Net purchases (sales)	—	134,105	(444,911)	3,806,245
Net transfers in and/or out of Level 3	—	—	101,701	(1,142,610)

Balance as of 09/30/08	$—	$559,262	$98,482	$4,758,434

In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statements disclosures.

In September 2008, FASB issued FASB Staff Positions (FSP) No. 133-1 and No. 45-4 “Disclosures about Credit Derivatives and Certain Guarantees”. FSP No. 133-1 and No. 45-4 are effective for fiscal years and interim periods ending after November 15, 2008. FSP No. 133-1 and No. 45-4 require enhanced disclosures about the Funds’ credit derivatives. Management is currently evaluating the impact the adoption of FSP 133-1 and No. 45-4 will have on the Funds’ financial statements disclosures.

Investment Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis. The Core Bond Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as part of interest income. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

Foreign Currency Translations

The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

(a)	Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b)	Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Non-U.S. Fund’s books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at year-end, as a result of changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

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Derivatives

To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds’ Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, swaptions, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.

The Funds typically use derivatives in three ways: exposing cash reserves to markets, hedging and return enhancement. The Funds, other than the Real Estate Securities Fund, may pursue their strategy to be fully invested by exposing cash reserves in a Fund to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though their cash reserves were actually invested in those markets. Hedging is also used by some Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

Foreign Currency Exchange Contracts

In connection with investment transactions consistent with the Funds’ investment objective and strategies, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“contracts”). The Funds may enter into foreign currency forward overlays on liquidity reserve balances. Additionally, from time to time the Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at September 30, 2008 are presented on the Schedule of Investments.

Forward Commitments

Certain Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with a Fund’s ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund’s records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

Loan Agreements

The Core Bond Fund may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. For the period ended September 30, 2008, there were no unfunded loan commitments in the Core Bond Fund.

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Options

The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies. The Funds may utilize options to equitize liquidity reserve balances.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

Whether an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

Futures Contracts

The Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are made as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. As of September 30, 2008, the Non-U.S. Fund and Core Bond Fund had a cash collateral balance of $3,420,675 and $995,200 respectively, in connection with futures contracts purchased (sold).

Swap Agreements

The Funds may enter into several different types of agreements including interest rate, index, credit default and currency swaps.

The Funds may enter into index swap agreements as an additional hedging strategy for cash reserves held by those Funds or to effect investment transactions consistent with these Funds’ investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e. a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Funds are exposed to credit risk in the event of non-performance by the swap counterparties; however, the Funds do not anticipate non-performance by the counterparties.

The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When the Funds engage in a

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swap, they exchange their obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

Interest rate swaps are counterparty agreements and can be customized to meet each party’s needs and involves the exchange of a fixed payment per period for a payment that is not fixed. Currency swaps are agreements where two parties exchange specified amounts of different currencies which are followed by a series of interest payments that are exchanged based on the principal cash flow. At maturity the principal amounts are exchanged back to the original party. Credit default swaps are counterparty agreements which allow the transfer of third party credit risk (the possibility that an issuer will default on their obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.

The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities they anticipate purchasing at a later date. The net amount of the excess, if any, of the Funds’ obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Funds’ custodian. To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become more liquid. As of September 30, 2008, the Core Bond Fund had a cash collateral balance of $436,333 in connection with swaps contracts purchased (sold).

Investments in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

Mortgage-Related and Other Asset-Backed Securities

The Core Bond Fund may invest in mortgage or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. Mortgage-backed securities often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time the Fund receives the payments for reinvestment. Mortgage-backed securities may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages as interest rates decline. If a Fund buys mortgage-backed securities at a premium, mortgage foreclosures and prepayments of principal by mortgagors (which may be made at any time without penalty) may result in some loss of the Fund’s principal investment to the extent of the premium paid. The value of mortgage-backed securities may also change due to shifts in the market’s perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole. Non-governmental mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than governmental issues.

Through its investments in mortgage-backed securities (“MBS”), including those that are issued by private issuers, a Fund may have some exposure to subprime loans as well as to the mortgage and credit markets generally. Private issuers include commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS.

Unlike MBS issued or guaranteed by the U.S. government or one of its sponsored entities, MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities

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such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches”, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment of the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government- sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime loans, but a level of risk exists for all loans. Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-backed securities may include pools of MBS loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. For purposes of determining the percentage of a Fund’s total assets invested in securities of issuers having their principal business activities in a particular industry, asset-backed securities will be classified separately, based on the nature of the underlying assets, according to the following categories: captive auto, diversified, retail and consumer loans, captive equipment and business, business trade receivables, nuclear fuel and capital and mortgage lending. Asset-backed securities (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then existing holdings of such securities.

Inflation-Indexed Bonds

The Core Bond Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

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Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.	Investment Transactions

Written Options Contracts

Transactions in written options contracts for the period ended September 30, 2008 were as follows:

	Non-U.S. Fund		Core Bond Fund
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received

Outstanding December 31, 2007	22	$95,180	44	$322,282
Opened	720	3,404,891	425	1,248,755
Closed	(742)	(3,500,071)	(438)	(451,015)
Expired	—	—	29	(197,648)

Outstanding September 30, 2008	—	$—	60	$922,374

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of each Fund’s total assets. The Fund receives cash (US currency), US Government or US Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral is invested by the securities lending agent, State Street Corporation (“State Street”), in short-term instruments, money market mutual funds and other short-term investments that meet certain quality and diversification requirements. Cash collateral invested in money market funds is included in the Schedule of Investments. The collateral received is recorded on a lending Fund’s statement of assets and liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of US securities) or 105% (for Non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

As of September 30, 2008, the non-cash collateral received for the securities on loan in the following funds was:

Funds	Non-Cash Collateral Value	Non-Cash Collateral Holding

Multi-Style Equity	$229,682	Pool of US Government securities and corporate bonds
Aggressive Equity	127,049	Pool of US Government securities and corporate bonds
Non-U.S.	107,722	Pool of US Government securities and corporate bonds
Real Estate Securities	6,417,608	Pool of US Government securities and corporate bonds

4.	Related Party Transactions, Fees and Expenses

The Funds are permitted to invest their cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses), and also may invest a portion of the collateral received from the Investment Company’s securities lending program in the Russell Investment Company (“RIC”) Russell Money Market Fund. RIC is a registered investment company that employs the same investment adviser as the Investment Company. As of September 30, 2008, $75,126,000 of the RIC Russell Money Market Fund’s net assets represents investments by the Funds.

72	Notes to Quarterly Report

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2008 (Unaudited)

5.	Federal Income Taxes

At September 30, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Multi-Style Equity Fund	Aggressive Equity Fund	Non-U.S. Fund	Real Estate Securities Fund	Core Bond Fund

Cost of Investments	$495,663,502	$263,466,650	$386,103,303	$563,796,059	$498,622,998

Unrealized Appreciation	$36,078,600	$10,998,916	$14,279,181	$82,577,360	$6,176,144
Unrealized Depreciation	(69,835,427)	(28,023,415)	(71,527,410)	(18,959,212)	(36,218,370)

Net Unrealized Appreciation (Depreciation)	$(33,756,827)	$(17,024,499)	$(57,248,229)	$63,618,148	$(30,042,226)

6.	Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

The following table lists restricted securities held by a Fund that are illiquid. The following table does not include (1) securities deemed liquid by RIMCo or a money manager pursuant to Board approved policies and procedures or (2) illiquid securities that are not restricted securities as designated on the Fund’s Schedule of Investments.

Fund - % of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares		Cost per Unit $	Cost (000) $	Market Value (000) $

Aggressive Equity Fund - 0.2%
Castlepoint Holdings, Ltd.	02/02/05		30,900	1,000.00	309	344
JER Investment Trust, Inc.	05/27/04		9,200	1,500.00	138	44

						388

Core Bond Fund - 6.0%
Adam Aircraft, Term Loan	05/22/07		55,855	99.05	55	6
American Express Credit Account Master Trust	03/09/07		32,118	100.18	32	31
Americo Life, Inc.	12/12/06		75,000	102.17	77	74
ANZ Capital Trust	06/01/06		225,000	95.79	216	219
ANZ National International, Ltd.	07/09/08		600,000	99.91	599	596
ArcelorMittal	05/20/08		300,000	99.58	299	266
AXA SA	12/07/06		100,000	100.00	100	57
Ballyrock CDO, Ltd.	09/22/08		1,000,000	79.44	794	800
Bank of Scotland PLC	10/10/06		300,000	100.01	300	298
Barclays Bank PLC	12/07/07		200,000	99.37	199	186
Black Diamond CLO, Ltd.	09/11/08		1,000,000	82.62	826	825
BNP Paribas	06/17/05		300,000	100.00	300	230
BNP Paribas Capital Trust	06/01/06		450,000	112.15	505	414
Bombardier, Inc.	11/10/06	EUR	125,000	128.47	161	158
Callidus Debt Partners Fund, Ltd	09/26/08		1,000,000	77.00	770	770
Calpine Construction Finance Co., LP and CCFC Finance Corp.	05/07/08		300,000	107.16	321	315
Cargill, Inc.	01/16/08		250,000	99.93	250	242
Catlin Insurance Co., Ltd.	01/11/07		100,000	100.00	100	45
CIT Mortgage Loan Trust	10/05/07		356,200	100.00	356	320
CIT Mortgage Loan Trust	10/05/07		130,000	100.00	130	65
CIT Mortgage Loan Trust	10/05/07		180,000	100.00	180	80

Notes to Quarterly Report	73

Russell Investment Funds

Notes to Quarterly Report, continued — September 30, 2008 (Unaudited)

Fund - % of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares		Cost per Unit $	Cost (000) $	Market Value (000) $

COX Communications, Inc.	11/28/06		75,000	99.96	75	69
Dell, Inc.	04/14/08		400,000	99.95	400	385
DG Funding Trust	11/04/03		49	10,537.12	516	499
DnB NOR Bank ASA	10/05/06		1,000,000	100.00	1,000	998
Enel Finance International SA	09/13/07		600,000	99.83	599	597
Freddie Mac REMICS	07/07/06		128,262	101.96	131	120
Freddie Mac REMICS	06/28/07		126,022	3.00	4	4
Freddie Mac REMICS	07/17/07		63,168	109.16	69	84
HBOS PLC	06/06/08		825,000	98.94	816	692
Jefferson-Pilot Corp.	05/28/08		1,200,000	99.92	1,200	1,191
Korea Electric Power Corp.	04/20/04		60,000	98.54	59	59
Merrill Lynch Floating Trust	10/31/06		840,989	100.00	841	764
Metropolitan Life Global Funding I	05/10/07		400,000	99.98	400	395
Miller Brewing Co.	08/06/03		110,000	99.57	110	109
National Australia Bank, Ltd.	06/05/08		800,000	100.00	800	769
Nationwide Life Global Funding I	06/24/08		1,900,000	98.02	1,862	1,896
NGPL PipeCo LLC	12/14/07		200,000	100.00	200	200
Oncor Electric Delivery Co.	09/03/08		550,000	99.90	549	489
Phoenix Life Insurance Co.	06/15/06		150,000	99.06	149	143
Ras Laffan Liquefied Natural Gas Co., Ltd. III	08/04/05		250,000	100.00	250	216
Resona Bank, Ltd.	09/08/05		100,000	99.93	100	74
Resona Preferred Global Securities Cayman, Ltd.	02/06/07		325,000	103.66	337	241
Royal Bank of Scotland Group PLC	11/05/07		450,000	100.30	451	335
Santander Perpetual SA Unipersonal	10/18/07		300,000	99.82	299	280
Santander US Debt SA Unipersonal	11/21/06		500,000	100.00	500	499
SBI Heloc Trust	09/28/06		75,505	100.00	76	74
SMFG Preferred Capital, Ltd	12/13/06		100,000	100.00	100	71
Sumitomo Mitsui Banking Corp.	07/15/05		300,000	99.48	298	240
Sun Life Financial Global Funding, LP	06/20/08		1,500,000	98.27	1,474	1,479
Swiss Re Capital I, LP	01/17/07		225,000	105.01	236	191
Symetra Financial Corp.	10/26/07		150,000	98.43	148	121
Systems 2001 AT LLC	09/25/03		76,799	100.95	78	77
TransCapitalInvest, Ltd. for OJSC AK Transneft	07/31/08		100,000	100.00	100	89
UBS AG	11/05/07	BRL	270,000	38.88	105	151
Unicredit Luzembourg Finance SA	10/17/06		1,000,000	100.00	1,000	999
VTB Capital SA	04/30/08		130,000	100.00	130	104
Westfield Capital Corp., Ltd./WT Finance Aust Pty Ltd/WEA Finance LLC	11/10/06		125,000	97.99	123	111
Westfield Group	11/15/06		125,000	99.82	125	115
ZFS Finance USA Trust I	04/03/08		500,000	85.08	425	363

						21,290

Illiquid securities and restricted securities may be priced by the Funds using fair value procedures approved by the Board of Trustees.

74	Notes to Quarterly Report

Russell Investment Funds

Shareholder Requests for Additional Information — September 30, 2008 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus and each annual and semi-annual report will be sent to contract owners at the same address. If you would like to receive a separate copy of these documents, please contact your Insurance Company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your Insurance Company.

Some Insurance Companies may offer electronic delivery of the Fund’s prospectus and annual and semiannual reports. Please contact your Insurance Company for further details.

Shareholder Requests for Additional Information	75

Russell Investment Funds	909 A Street	800-787-7354
	Tacoma, Washington 98402	Fax: 253-591-3495
www.russell.com

36-08-022

2008 QUARTERLY REPORT

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

SEPTEMBER 30, 2008

FUND

Moderate Strategy Fund

Balanced Strategy Fund

Growth Strategy Fund

Equity Growth Strategy Fund

Russell Investment Funds

Russell Investment Funds is a series investment company with nine different investment portfolios referred to as Funds. This Quarterly Report reports on four of these Funds.

Russell Investment Funds

LifePoints® Funds

Variable Target Portfolio Series

Quarterly Report

September 30, 2008 (Unaudited)

Russell Investment Funds - LifePoints® Funds Variable Target Portfolio Series

Copyright © Russell Investments 2008. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc. (effective June 2, 2008, the name changed from Russell Fund Distributors, Inc.), member FINRA, part of Russell Investments.

Russell Investment Funds

Moderate Strategy Fund

Schedule of Investments — September 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.1%
Other Russell Investment Funds (“RIF”) and Russell Investment Company (“RIC”) Series Mutual Funds

Bonds - 60.6%
RIF Core Bond Fund	1,296,995	12,386

Domestic Equities - 25.9%
RIF Aggressive Equity Fund	58,861	605
RIF Multi-Style Equity Fund	165,758	2,022
RIF Real Estate Securities Fund	41,728	631
RIC Russell U.S. Quantitative Equity Fund	74,657	2,040

		5,298

International Equities - 13.6%
RIF Non-U.S. Fund	191,574	1,774
RIC Russell Emerging Markets Fund	27,529	407
RIC Russell Global Equity Fund	78,280	600

		2,781

Total Investments - 100.1%
(identified cost $22,682)		20,465

Other Assets and Liabilities, Net - (0.1%)		(11)

Net Assets - 100.0%		20,454

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund	3

Russell Investment Funds

Balanced Strategy Fund

Schedule of Investments — September 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Funds (“RIF”) and Russell Investment Company (“RIC”) Series Mutual Funds

Bonds - 40.6%
RIF Core Bond Fund	2,775,399	26,505

Domestic Equities - 39.0%
RIF Aggressive Equity Fund	248,260	2,550
RIF Multi-Style Equity Fund	793,569	9,681
RIF Real Estate Securities Fund	226,777	3,429
RIC Russell U.S. Quantitative Equity Fund	357,623	9,770

		25,430

International Equities - 20.4%
RIF Non-U.S. Fund	953,583	8,830
RIC Russell Emerging Markets Fund	129,855	1,918
RIC Russell Global Equity Fund	333,241	2,556

		13,304

Total Investments - 100.0%
(identified cost $76,420)		65,239

Other Assets and Liabilities, Net - (0.0%)		(16)

Net Assets - 100.0%		65,223

See accompanying notes which are an integral part of the financial statements.

4	Balanced Strategy Fund

Russell Investment Funds

Growth Strategy Fund

Schedule of Investments — September 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Funds (“RIF”) and Russell Investment Company (“RIC”) Series Mutual Funds

Bonds - 20.5%
RIF Core Bond Fund	862,608	8,238

Domestic Equities - 53.2%
RIF Aggressive Equity Fund	232,407	2,387
RIF Multi-Style Equity Fund	686,077	8,370
RIF Real Estate Securities Fund	167,312	2,530
RIC Russell U.S. Quantitative Equity Fund	294,495	8,045

		21,332

International Equities - 26.3%
RIF Non-U.S. Fund	711,973	6,593
RIC Russell Emerging Markets Fund	106,513	1,573
RIC Russell Global Equity Fund	307,578	2,359

		10,525

Total Investments - 100.0%
(identified cost $49,496)		40,095

Other Assets and Liabilities, Net - (0.0%)		(12)

Net Assets - 100.0%		40,083

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund	5

Russell Investment Funds

Equity Growth Strategy Fund

Schedule of Investments — September 30, 2008 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Funds (“RIF”) and Russell Investment Company (“RIC”) Series Mutual Funds

Domestic Equities - 65.4%
RIF Aggressive Equity Fund	94,732	973
RIF Multi-Style Equity Fund	298,336	3,640
RIF Real Estate Securities Fund	68,563	1,036
RIC Russell U.S. Quantitative Equity Fund	129,577	3,540

		9,189

International Equities - 34.6%
RIF Non-U.S. Fund	344,123	3,187
RIC Russell Emerging Markets Fund	47,197	697
RIC Russell Global Equity Fund	126,458	970

		4,854

Total Investments - 100.0%
(identified cost $18,170)		14,043

Other Assets and Liabilities, Net - (0.0%)		(6)

Net Assets - 100.0%		14,037

See accompanying notes which are an integral part of the financial statements.

6	Equity Growth Strategy Fund

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report — September 30, 2008 (Unaudited)

1.	Organization

Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as Funds. This Quarterly Report reports on four of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended and restated master trust agreement dated October 1, 2008. The Investment Company’s master trust agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

Russell Investment Management Company (“RIMCo”) is the Funds’ adviser and Russell Fund Services Company (“RFSC”), a wholly-owned subsidiary of RIMCo, is the Funds’ administrator and transfer agent.

Each of the Funds listed in the table below seeks to achieve its objective by investing in a combination of Russell Investment Company (“RIC”) funds and other of the Investment Company’s funds (the “Underlying Funds”). RIMCo, the Funds’ and Underlying Funds’ investment adviser, may modify the target asset allocation for any Fund and/or the Underlying Funds in which the Funds invest. From time to time, each Fund may adjust its investments within the ranges below based on RIMCo’s outlook for the economy, financial markets generally and relative market valuation of the asset classes represented by each Underlying Fund. Additionally, each Fund may deviate from the ranges below when, in RIMCo’s opinion, it is necessary to do so to pursue the Fund’s investment objective. In the future, the Funds may also invest in other funds which are not currently Underlying Funds.

Asset Allocation Targets as set forth in current prospectus
Asset Class/Underlying Funds	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund

Bonds
RIF Core Bond Fund	55-65%	35-45%	15-25%	0%
Domestic Equities
RIF Aggressive Equity Fund	0-8	0-9	1-11	2-12
RIF Multi-Style Equity Fund	5-15	10-20	16-26	21-31
RIF Real Estate Securities Fund	0-8	0-10	1-11	2-12
RIC Russell U.S. Quantitative Equity Fund (Formerly Quantitative Equity Fund)	5-15	10-20	15-25	20-30
International Equities
RIF Non-U.S. Fund	14-24	9-19	12-22	18-28
RIC Russell Emerging Markets Fund (Formerly Emerging Markets Fund)	0-7	0-8	0-9	0-10
RIC Russell Global Equity Fund (Formerly Global Equity Fund)	0-8	0-9	1-11	2-12

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The presentation of these schedules of investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Funds value their portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund.

Notes to Quarterly Report	7

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — September 30, 2008 (Unaudited)

The Underlying Funds value portfolio securities according to Board-approved securities valuation procedures, including market value procedures, fair value procedures and pricing services. Debt obligation securities maturing within 60 days of the time of purchase are priced using the amortized cost method of valuation, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the securities valuation procedures to RFSC.

Ordinarily, the Underlying Funds value each portfolio security based on market quotations provided by pricing services or alternative pricing services or dealers (when permitted by the market value procedures). Generally, Underlying Fund securities are valued at the close of the market on which they are traded as follows:

•	US listed equities; equity and fixed income options: Last sale price; last bid price if no last sale price;

•	US over-the-counter equities: Official closing price; last bid price if no closing price;

•	Listed ADRs/GDRs: Last sale price; last bid price if no last sale price;

•	Municipal bonds, US bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price;

•	Futures: Settlement price;

•	Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the New York Stock Exchange, whichever is earlier;

•

The value of swap agreements is equal to the Funds’ obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

•

Equity securities traded on a national foreign securities exchange or a foreign over the counter market are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price of the primary exchange on which the security is traded.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Underlying Funds will use the security’s fair value, as determined in accordance with the fair value procedures. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market on which they are traded, but rather may be priced by another method that the Funds’ Board of Trustees believes reflects fair value. The use of fair value pricing by an Underlying Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using normal pricing methods. Fair value pricing could also cause discrepancies between the daily movement of the value of Underlying Fund shares and daily movement of the benchmark index if the index is valued using another pricing method.

This policy is intended to assure that the Underlying Funds’ net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Underlying Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Underlying Fund shares is determined may be reflected in the calculation of net asset values for each applicable Underlying Fund (and each Fund which invests in such Underlying Fund) when the Underlying Funds deem that the particular event or circumstance would materially affect such Underlying Fund’s net asset value. Underlying Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Underlying Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Underlying Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the US securities market (defined in the fair value procedures as the movement by a single major US Index greater than a certain percentage) or other significant event; foreign market holidays if on a daily basis, Fund exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

8	Notes to Quarterly Report

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — September 30, 2008 (Unaudited)

Because foreign securities can trade on non-business days, the net asset value of a Fund’s portfolio that includes an Underlying Fund which invests in foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

The Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs used in valuing the Funds’ investments carried at value for the period ended September 30, 2008 were as follows:

	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund

Level 1	$20,464,586	$65,239,462	$40,095,423	$14,042,903
Level 2	—	—	—	—
Level 3	—	—	—	—

	$20,464,586	$65,239,462	$40,095,423	$14,042,903

As of September 30, 2008, there were no Level 3 securities held by the Funds.

Investment Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost.

Investment Income

Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Notes to Quarterly Report	9

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — September 30, 2008 (Unaudited)

3.	Federal Income Taxes

At September 30, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund

Cost of Investments	$23,121,058	$77,110,108	$49,768,316	$18,642,929

Unrealized Appreciation	$13,743	$—	$—	$—
Unrealized Depreciation	(2,670,215)	(11,870,646)	(9,672,893)	(4,600,026)

Net Unrealized Appreciation (Depreciation)	$(2,656,472)	$(11,870,646)	$(9,672,893)	$(4,600,026)

10	Notes to Quarterly Report

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

Shareholder Requests for Additional Information — September 30, 2008 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

Financial Statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800) 787-7354.

If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus and each annual and semi-annual report will be sent to contract owners at the same address. If you would like to receive a separate copy of these documents, please contact your Insurance Company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your Insurance Company.

Some Insurance Companies may offer electronic delivery of the Funds’ prospectus and annual and semiannual reports. Please contact your Insurance Company for further details.

Shareholder Requests for Additional Information	11

Russell Investment Funds	909 A Street	800-787-7354
	Tacoma, Washington 98402	Fax: 253-591-3495
www.russell.com

36-08-023

Item 2. Controls and Procedures

(a) Registrant’s principal executive officer and principal financial officer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Exchange Act as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no material changes in Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Funds

By:	/s/ Greg J. Stark
Greg J. Stark
Principal Executive Officer and Chief Executive Officer

Date: November 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Greg J. Stark
Greg J. Stark
Principal Executive Officer and Chief Executive Officer

Date: November 18, 2008

By:	/s/ Mark E. Swanson
Mark E. Swanson
Principal Financial Officer, Principal Accounting Officer and Treasurer

Date: November 18, 2008